UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2017 (UNAUDITED)
	Principal Amount/ Shares	Value (Note 2)
GOVERNMENT BONDS (28.35%)
U.S. TREASURY NOTES (28.35%)
0.500%, 03/31/2017	$15,014,000	$15,014,931
0.500%, 04/30/2017	5,090,000	5,090,117
0.625%, 05/31/2017	90,000	90,025
0.625%, 07/31/2017	14,823,000	14,821,414
0.625%, 08/31/2017	5,045,000	5,044,112
1.000%, 09/15/2017	5,000,000	5,008,495
0.625%, 09/30/2017	6,050,000	6,045,275
0.750%, 10/31/2017	7,134,000	7,133,579
0.625%, 11/30/2017	8,314,000	8,301,695

TOTAL GOVERNMENT BONDS
(Cost $66,554,705)		66,549,643

SHORT TERM INVESTMENTS (56.46%)
MONEY MARKET FUND (3.96%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.399%	9,304,833	9,304,833

U.S. TREASURY BILLS (52.50%)
0.397%, 02/02/2017(a)	10,400,000	10,399,885
0.510%, 03/30/2017(a)	8,500,000	8,494,169
0.570%, 04/27/2017(a)	5,600,000	5,593,454
0.492%, 05/25/2017(a)	10,500,000	10,483,274
0.429%, 06/22/2017(a)	13,350,000	13,322,686
0.402%, 07/20/2017(a)	10,000,000	9,971,420
0.557%, 08/17/2017(a)	14,000,000	13,952,498
0.528%, 09/14/2017(a)	11,200,000	11,155,984
0.631%, 10/12/2017(a)	9,400,000	9,356,732
0.507%, 11/09/2017(a)	10,000,000	9,944,390
0.670%, 12/07/2017(a)	10,100,000	10,036,390
0.770%, 01/04/2018(a)	10,600,000	10,526,319
		123,237,201

TOTAL SHORT TERM INVESTMENTS
(Cost $132,553,943)		132,542,034

TOTAL INVESTMENTS (84.81%)
(Cost $199,108,648)		$199,091,677

Other Assets In Excess Of Liabilities (15.19%)		35,656,166	(b)

NET ASSETS (100.00%)		$234,747,843

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At January 31, 2017, the Fund had outstanding futures contracts:
Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	150	03/29/2017	$10,228,125	$432,440
Gold 100 Oz. Future(a)	Long	29	04/26/2017	3,513,060	31,726
New York Harbor ULSD Future(a)	Long	143	02/28/2017	9,794,585	9,143
Silver Future(a)	Long	39	03/29/2017	3,420,885	109,658
WTI Crude Future(a)	Long	189	02/21/2017	9,981,090	168,964
Equity Contracts
FTSE® 100 Index Future	Long	203	03/17/2017	17,992,388	154,972
S&P® 500 E-Mini Future	Long	160	03/17/2017	18,196,000	42,371
Foreign Currency Contracts
Australian Dollar Currency Future	Long	887	03/13/2017	67,216,860	431,240
Canadian Dollar Currency Future	Long	182	03/14/2017	13,982,150	219,769
New Zealand Dollar Currency Future	Long	738	03/13/2017	54,124,920	1,920,350
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	260	03/22/2017	(27,461,595)	212,568
Euro-Bund Future	Short	235	03/08/2017	(41,129,579)	186,368
				$139,858,889	$3,919,569

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Long	367	03/14/2017	$6,601,413	$(51,337)
Soybean Future(a)	Long	125	03/14/2017	6,403,125	(311,151)
Sugar No. 11 (World) Future(a)	Long	289	02/28/2017	6,619,256	(115,916)
Equity Contracts
Euro STOXX 50® Index Future	Long	517	03/17/2017	18,049,018	(12,675)
Nikkei 225 Index Future	Long	128	03/09/2017	12,172,800	(212,227)
Foreign Currency Contracts
Euro FX Currency Future	Short	502	03/13/2017	(67,901,775)	(1,289,349)
Japanese Yen Currency Future	Short	125	03/13/2017	(13,879,688)	(297,732)
Swiss Franc Currency Future	Short	428	03/13/2017	(54,227,600)	(1,308,351)
Interest Rate Contracts
Long Gilt Future	Short	89	03/29/2017	(13,868,743)	(57,109)
U.S. 10 Year Note Future	Short	221	03/22/2017	(27,507,594)	(90,919)
				$(127,539,787)	$(3,746,766)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Quarterly Consolidated Schedule of Investments..

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

ASPEN PORTFOLIO STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2017 (UNAUDITED)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (52.12%)
SPDR® S&P 500® ETF Trust	46,417	$10,561,260

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,530,159)		10,561,260

SHORT TERM INVESTMENTS (40.60%)
MONEY MARKET FUND (40.60%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 0.399%	8,225,285	8,225,285

TOTAL SHORT TERM INVESTMENTS
(Cost $8,225,285)		8,225,285

TOTAL INVESTMENTS (92.72%)
(Cost $18,755,444)		$18,786,545

Other Assets In Excess Of Liabilities (7.28%)		1,474,630	(a)

NET ASSETS (100.00%)		$20,261,175

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS
At January 31, 2017, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Long	14	03/29/2017	$954,625	$42,151
Gold 100 Oz. Future(a)	Long	3	04/26/2017	363,420	3,350
Silver Future(a)	Long	4	03/29/2017	350,860	11,747
Equity Contracts
S&P® 500 E-Mini Future	Long	98	03/17/2017	11,145,050	52,112
Foreign Currency Contracts
Australian Dollar Currency Future	Long	17	03/13/2017	1,288,260	6,204
Canadian Dollar Currency Future	Long	17	03/14/2017	1,306,025	14,063
				$15,408,240	$129,627

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Long	35	03/14/2017	$629,563	$(3,369)
New York Harbor ULSD Future(a)	Long	13	02/28/2017	890,417	(7,358)
Soybean Future(a)	Long	12	03/14/2017	614,700	(29,607)
Sugar No. 11 (World) Future(a)	Long	27	02/28/2017	618,408	(5,551)
WTI Crude Future(a)	Long	18	02/21/2017	950,580	(908)
Equity Contracts
Euro STOXX 50® Index Future	Long	50	03/17/2017	1,745,553	(33,317)
FTSE® 100 Index Future	Long	19	03/17/2017	1,684,017	(34,863)
Nikkei 225 Index Future	Long	12	03/09/2017	1,141,200	(17,899)
Foreign Currency Contracts
Euro FX Currency Future	Short	10	03/13/2017	(1,352,625)	(11,421)
Japanese Yen Currency Future	Short	12	03/13/2017	(1,332,450)	(26,721)
Interest Rate Contracts
Canadian 10 Year Bond Future	Short	25	03/22/2017	(2,640,538)	(7,355)
Euro-Bund Future	Short	22	03/08/2017	(3,850,429)	(7,409)
Long Gilt Future	Short	8	03/29/2017	(1,246,629)	(6,358)
U.S. 10 Year Note Future	Short	21	03/22/2017	(2,613,844)	(8,255)
				$(4,762,077)	$(200,391)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Quarterly Consolidated Schedule of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated
Schedule of Investments

January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. . This quarterly report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long-term capital appreciation. The Funds offer Class A and Class I shares.

Basis of Consolidation for the Aspen Futures Fund, Ltd.
Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Funds. The Subsidiary’s investment objective is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiary acts as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, (as amended December 16, 2016) and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. Each Fund may invest up to 25% of its total assets in shares of the Subsidiary. All investments held by the Subsidiary are disclosed in the accounts of each Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported as of the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Consolidated
Schedule of Investments

January 31, 2017 (Unaudited)

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund as of January 31, 2017:

Aspen Managed Futures Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$66,549,643	$–	$66,549,643
Short Term Investments
Money Market Fund	9,304,833	–	–	9,304,833
U.S. Treasury Bills	–	123,237,201	–	123,237,201
TOTAL	$9,304,833	$189,786,844	$–	$199,091,677
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$751,931	$–	$–	$751,931
Equity Contracts	197,343	–	–	197,343
Foreign Currency Contracts	2,571,359	–	–	2,571,359
Interest Rate Contracts	398,936	–	–	398,936
Liabilities:
Futures Contracts
Commodity Contracts	(478,404)	–	–	(478,404)
Equity Contracts	(224,902)	–	–	(224,902)
Foreign Currency Contracts	(2,895,432)	–	–	(2,895,432)
Interest Rate Contracts	(148,028)	–	–	(148,028)
TOTAL	$172,803	$–	$–	$172,803

Notes to Quarterly Consolidated
Schedule of Investments

January 31, 2017 (Unaudited)

Aspen Portfolio Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$10,561,260	$–	$–	$10,561,260
Short Term Investments
Money Market Fund	8,225,285	–	–	8,225,285
TOTAL	$18,786,545	$–	$–	$18,786,545
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$57,248	$–	$–	$57,248
Equity Contracts	52,112	–	–	52,112
Foreign Currency Contracts	20,267	–	–	20,267
Liabilities:
Futures Contracts
Commodity Contracts	(46,793)	–	–	(46,793)
Equity Contracts	(86,079)	–	–	(86,079)
Foreign Currency Contracts	(38,142)	–	–	(38,142)
Interest Rate Contracts	(29,377)	–	–	(29,377)
TOTAL	$(70,764)	$–	$–	$(70,764)

The Funds recognize transfers between levels as of the end of the period. For the period ended January 31, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities. For the period ended January 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Notes to Quarterly Consolidated
Schedule of Investments

January 31, 2017 (Unaudited)

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of each Fund’s performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•
Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•
Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•
Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiary each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit each Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiary is reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

Notes to Quarterly Consolidated
Schedule of Investments

January 31, 2017 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Cost of Investments	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Investments
Aspen Managed Futures Strategy Fund	$199,108,648	$341,567	$(358,538)	$(16,971)
Aspen Portfolio Strategy Fund	18,755,553	39,355	(8,363)	30,992

THE DISCIPLINED GROWTH INVESTORS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2017 (UNAUDITED)

	Shares	Value (Note 2)
COMMON STOCKS (70.11%)
CONSUMER DISCRETIONARY (15.75%)
Auto & Auto Parts (1.70%)
Gentex Corp.	123,650	$2,583,048

Consumer Products (4.08%)
Ethan Allen Interiors, Inc.	58,181	1,693,067
Garmin Ltd.	42,550	2,054,739
Ralph Lauren Corp.	11,518	1,018,537
Select Comfort Corp.(a)	71,048	1,433,749
		6,200,092

Leisure (3.23%)
Cheesecake Factory, Inc.	18,862	1,136,624
Royal Caribbean Cruises Ltd.	32,337	3,027,714
TripAdvisor, Inc.(a)	14,087	745,202
		4,909,540

Retail (6.74%)
Cabela's, Inc.(a)	28,412	1,587,947
L Brands, Inc.	43,597	2,624,975
TJX Cos., Inc.	71,100	5,326,812
Urban Outfitters, Inc.(a)	25,900	687,386
		10,227,120

TOTAL CONSUMER DISCRETIONARY		23,919,800

CONSUMER, NON-CYCLICAL (0.74%)
Commercial Services (0.57%)
IHS Markit Ltd.(a)	21,979	867,071

Healthcare-Products (0.17%)
Varex Imaging Corp.(a)	8,780	252,425

TOTAL CONSUMER, NON-CYCLICAL		1,119,496

ENERGY (2.98%)
Crude Producers (0.77%)
Southwestern Energy Co.(a)	129,337	1,165,327

Oil & Gas Services (0.74%)
Core Laboratories NV	9,587	1,120,049

Oil, Gas & Consumable Fuels (1.47%)
Ultra Petroleum Corp.(a)	292,037	2,234,083

TOTAL ENERGY		4,519,459

FINANCIAL SERVICES (3.49%)
Banks (0.60%)
TCF Financial Corp.	51,962	901,541

Consumer Finance & Credit Services (2.01%)
FactSet Research Systems, Inc.	17,658	3,055,717

Investment Banking & Brokerage (0.88%)
E*Trade Financial Corp.(a)	35,803	1,340,822

TOTAL FINANCIAL SERVICES		5,298,080

	Shares	Value (Note 2)
HEALTH CARE (8.81%)
Biotechnology (0.37%)
Myriad Genetics, Inc.(a)	34,462	$557,595

Medical Equipment & Services (7.09%)
Edwards Lifesciences Corp.(a)	63,850	6,144,924
Intuitive Surgical, Inc.(a)	4,222	2,924,537
Varian Medical Systems, Inc.(a)	21,950	1,704,418
		10,773,879

Medical Specialties (1.35%)
Align Technology, Inc.(a)	22,300	2,044,687

TOTAL HEALTH CARE		13,376,161

INDUSTRIALS (0.83%)
Industrial Goods & Services (0.83%)
Proto Labs, Inc.(a)	24,150	1,267,875

TOTAL INDUSTRIALS		1,267,875

PRODUCER DURABLES (8.63%)
Machinery (3.64%)
Middleby Corp.(a)	41,166	5,523,654

Machinery-Diversified (0.72%)
Graco, Inc.	12,137	1,087,354

Professional Services (0.80%)
CEB, Inc.	15,975	1,221,289

Software (0.65%)
Paychex, Inc.	16,312	983,450

Transportation & Freight (2.82%)
JetBlue Airways Corp.(a)	100,250	1,965,902
Landstar System, Inc.	27,475	2,324,385
		4,290,287

TOTAL PRODUCER DURABLES		13,106,034

TECHNOLOGY (28.88%)
Computer Technology (0.91%)
Super Micro Computer, Inc.(a)	52,200	1,380,690

Electronics (6.93%)
Microchip Technology, Inc.	25,400	1,710,690
Open Text Corp.	138,449	4,744,647
Plexus Corp.(a)	74,837	4,063,649
		10,518,986

Information Technology (12.59%)
Akamai Technologies, Inc.(a)	46,412	3,183,399
Autodesk, Inc.(a)	49,312	4,011,038
Dolby Laboratories, Inc. - Class A	20,950	1,003,715
Intuit, Inc.	45,362	5,379,026
Seagate Technology PLC	63,876	2,884,001
Yahoo!, Inc.(a)	60,475	2,665,133
		19,126,312

Semiconductors (2.05%)
Power Integrations, Inc.	31,400	2,229,400
Synaptics, Inc.(a)	15,612	880,205
		3,109,605

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Software (2.26%)
Cognex Corp.	27,700	$1,871,412
Medidata Solutions, Inc.(a)	3,562	176,462
RealPage, Inc.(a)	45,262	1,385,017
		3,432,891

Telecommunications (4.14%)
Plantronics, Inc.	59,262	3,353,044
Ubiquiti Networks, Inc.(a)	34,812	2,172,269
ViaSat, Inc.(a)	11,731	761,459
		6,286,772

TOTAL TECHNOLOGY		43,855,256

TOTAL COMMON STOCKS
(Cost $70,830,456)		106,462,161

	Principal Amount	Value (Note 2)
ASSET/MORTGAGE BACKED SECURITIES (0.02%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$31,216	$31,499

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $32,987)		31,499

CORPORATE BONDS (18.48%)
BASIC MATERIALS (0.28%)
Iron/Steel (0.28%)
Nucor Corp.
5.750% 12/01/2017	406,000	419,529

TOTAL BASIC MATERIALS		419,529
COMMUNICATIONS (1.96%)
Media (1.34%)
21st Century Fox America, Inc.
6.900% 03/01/2019	372,000	408,031
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	307,000	413,658
Comcast Corp.
5.150% 03/01/2020	715,000	780,087
Viacom, Inc.
3.125% 06/15/2022	445,000	433,229
		2,035,005
Telecommunications (0.62%)
AT&T, Inc.
4.450% 04/01/2024	502,000	522,450
5.500% 02/01/2018	7,000	7,262
Verizon Communications, Inc.
5.150% 09/15/2023	380,000	420,150
		949,862
TOTAL COMMUNICATIONS		2,984,867
CONSUMER, CYCLICAL (1.48%)
Airlines (0.37%)
Southwest Airlines Co.
2.650% 11/05/2020	557,000	561,436

	Principal Amount	Value (Note 2)
Retail (1.11%)
Advance Auto Parts, Inc.
5.750% 05/01/2020	$388,000	$423,000
CVS Health Corp.
5.000% 12/01/2024	450,000	490,387
McDonald's Corp.
6.300% 03/01/2038	292,000	362,877
Wal-Mart Stores, Inc.
6.200% 04/15/2038	316,000	407,700
		1,683,964
TOTAL CONSUMER, CYCLICAL		2,245,400
CONSUMER, NON-CYCLICAL (0.30%)
Pharmaceuticals (0.30%)
AbbVie, Inc.
2.500% 05/14/2020	450,000	452,330

TOTAL CONSUMER, NON-CYCLICAL		452,330
CONSUMER, NON-CYCLICAL (1.13%)
Beverages (0.29%)
Anheuser-Busch InBev Worldwide, Inc.
2.500% 07/15/2022	443,000	436,319

Commercial Services (0.28%)
Total System Services, Inc.
2.375% 06/01/2018	431,000	433,376

Healthcare-Services (0.28%)
UnitedHealth Group, Inc.
3.350% 07/15/2022	406,000	419,034

Pharmaceuticals (0.28%)
Johnson & Johnson
5.850% 07/15/2038	330,000	429,312

TOTAL CONSUMER, NON-CYCLICAL		1,718,041
ENERGY (2.01%)
Oil & Gas (0.27%)
Conoco Funding Co.
7.250% 10/15/2031	311,000	409,114

Pipelines (1.74%)
Boardwalk Pipelines LP
3.375% 02/01/2023	465,000	455,571
Enbridge Energy Partners LP
4.200% 09/15/2021	430,000	449,788
Enterprise Products Operating LLC
5.200% 09/01/2020	408,000	445,917
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	448,000	468,032
ONEOK Partners LP
3.200% 09/15/2018	440,000	449,290
TransCanada PipeLines Ltd.
7.250% 08/15/2038	269,000	369,669
		2,638,267
TOTAL ENERGY		3,047,381

	Principal Amount	Value (Note 2)
FINANCIAL (3.41%)
Banks (1.75%)
Bank of America Corp.
5.625% 07/01/2020	$379,000	$416,376
JPMorgan Chase & Co.
4.400% 07/22/2020	394,000	419,734
Northern Trust Corp.
3.950% 10/30/2025	430,000	449,766
Royal Bank of Scotland Group PLC, Series 1
9.118% Perpetual Maturity (b)	3,000	3,066
US Bancorp
2.950% 07/15/2022	411,000	415,122
Wachovia Corp.
5.750% 06/15/2017	500,000	508,190
Wells Fargo & Co., Series M
3.450% 02/13/2023	443,000	448,134
		2,660,388
Diversified Financial Services (0.85%)
American Express Co.
7.000% 03/19/2018	414,000	438,154
General Electric Capital Corp.
5.875% 01/14/2038	331,000	416,421
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	381,000	436,964
		1,291,539
Insurance (0.55%)
American International Group, Inc.
4.875% 06/01/2022	390,000	425,650
MetLife, Inc., Series A
6.817% 08/15/2018	383,000	412,302
		837,952
Real Estate Investment Trusts (0.26%)
Welltower, Inc.
2.250% 03/15/2018	391,000	393,380

TOTAL FINANCIAL		5,183,259
GOVERNMENT (0.25%)
Multi-National (0.25%)
Corporacion Andina de Fomento
8.125% 06/04/2019	343,000	387,504

TOTAL GOVERNMENT		387,504
INDUSTRIAL (2.18%)
Aerospace/Defense (0.28%)
Rockwell Collins, Inc.
3.700% 12/15/2023	408,000	423,223

Electrical Components & Equipment (0.25%)
Emerson Electric Co.
5.000% 04/15/2019	356,000	380,664

Electronics (0.27%)
Corning, Inc.
6.625% 05/15/2019	377,000	415,604

Engineering & Construction (0.28%)
Fluor Corp.
3.375% 09/15/2021	416,000	428,513

	Principal Amount	Value (Note 2)
Environmental Control (0.27%)
Republic Services, Inc.
5.500% 09/15/2019	$376,000	$408,916

Miscellaneous Manufacturing (0.28%)
Tyco Electronics Group SA
3.500% 02/03/2022	409,000	421,802

Transportation (0.55%)
Burlington North SF LLC
4.700% 10/01/2019	390,000	418,490
United Parcel Service, Inc.
6.200% 01/15/2038	311,000	410,817
		829,307
TOTAL INDUSTRIAL		3,308,029
UTILITIES (5.48%)
Electric (4.98%)
Ameren Illinois Co.
9.750% 11/15/2018	370,000	421,049
Arizona Public Service Co.
8.750% 03/01/2019	370,000	418,965
CMS Energy Corp.
5.050% 03/15/2022	367,000	402,434
Commonwealth Edison Co.
4.000% 08/01/2020	353,000	371,219
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	331,000	362,930
Duke Energy Corp.
1.800% 09/01/2021	465,000	448,871
Edison International
3.750% 09/15/2017	413,000	418,762
Interstate Power & Light Co.
3.650% 09/01/2020	370,000	383,593
ITC Holdings Corp.
4.050% 07/01/2023	413,000	428,495
Jersey Central Power & Light Co.
7.350% 02/01/2019	469,000	515,938
Nevada Power Co.
7.125% 03/15/2019	316,000	350,116
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	351,000	427,971
PacifiCorp
5.650% 07/15/2018	17,000	17,981
PPL Capital Funding, Inc.
3.500% 12/01/2022	549,000	561,536
PSEG Power LLC
5.125% 04/15/2020	387,000	414,013
Puget Energy, Inc.
5.625% 07/15/2022	362,000	400,835
Southern Power Co., Series 15B
2.375% 06/01/2020	445,000	444,919
TECO Finance, Inc.
6.572% 11/01/2017	338,000	349,803
Wisconsin Electric Power Co.
2.950% 09/15/2021	408,000	418,544
		7,557,974
Gas (0.50%)
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	305,000	322,688

	Principal Amount	Value (Note 2)
Gas (continued)
Sempra Energy
2.875% 10/01/2022	$440,000	$438,572
		761,260
TOTAL UTILITIES		8,319,234
TOTAL CORPORATE BONDS
(Cost $28,001,780)		28,065,574

FOREIGN GOVERNMENT BONDS (0.26%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	320,000	399,672

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $403,611)		399,672

GOVERNMENT & AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bonds
6.500% 11/15/2026	62,000	83,848

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $87,436)		83,848

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (10.32%)
MONEY MARKET FUND (3.43%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.43	%(c)	5,209,655	5,209,655

U.S. TREASURY BILLS (6.89%)
U.S. Treasury Bill, 07/20/2017	0.48	%(d)	3,000,000	2,991,426
U.S. Treasury Bill, 09/14/2017	0.57	%(d)	7,494,000	7,464,549
				10,455,975

TOTAL SHORT TERM INVESTMENTS
(Cost $15,669,998)				15,665,630

TOTAL INVESTMENTS (99.25%)
(Cost $115,026,268)				$150,708,384

Other Assets In Excess Of Liabilities (0.75%)				1,146,495

NET ASSETS (100.00%)				$151,854,879

(a)	Non-Income Producing Security.
(b)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of
Invesments
January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed‐income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage‐related and asset‐backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of
Invesments
January 31, 2017 (Unaudited

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of January 31, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$106,462,161	$–	$–	$106,462,161
Asset/Mortgage Backed Securities	–	31,499	–	31,499
Corporate Bonds	–	28,065,574	–	28,065,574
Foreign Government Bonds	–	399,672	–	399,672
Government & Agency Obligations	–	83,848	–	83,848
Short Term Investments
Money Market Fund	5,209,655	–	–	5,209,655
U.S. Treasury Bills	–	10,455,975	–	10,455,975
TOTAL	$111,671,816	$39,036,568	$–	$150,708,384

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of
Invesments
January 31, 2017 (Unaudited

The Fund recognizes transfers between levels as of the end of the period. For the three months ended January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. For the nine months ended January 31, 2017, the Fund did not have any securities that used unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

The Disciplined Growth Investors Fund
Gross appreciation
(excess of value over tax cost)	$38,322,691
Gross depreciation
(excess of tax cost over value)	(2,640,629)
Net unrealized appreciation	$35,682,062
Cost of investments for income tax purposes	$115,026,322

Schedule of Investments
Emerald Growth Fund
January 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.75%
Consumer Discretionary: 18.33%
335,870	American Eagle Outfitters, Inc.	$5,074,996
132,392	Burlington Stores, Inc.(a)	11,081,210
131,468	Camping World Holdings, Inc., Class A	4,138,613
1,299,906	Chegg, Inc.(a)	9,346,324
80,951	Churchill Downs, Inc.	11,604,326
170,299	Chuy's Holdings, Inc.(a)	5,006,791
58,972	Dave & Buster's Entertainment, Inc.(a)	3,211,615
223,492	Five Below, Inc.(a)	8,906,156
52,760	Hibbett Sports, Inc.(a)	1,741,080
130,736	Jack in the Box, Inc.	14,109,029
49,442	JELD-WEN Holding, Inc.(a)	1,338,395
251,320	Kate Spade & Co.(a)	4,651,933
410,040	Kona Grill, Inc.(a)	3,751,866
280,623	Marcus Corp.	8,320,472
172,848	Matthews International Corp., Class A	11,658,598
56,926	Meritage Homes Corp.(a)	2,092,030
220,609	Nexstar Broadcasting Group, Inc., Class A	14,427,829
344,519	NutriSystem, Inc.	11,386,353
286,182	Ollie's Bargain Outlet Holdings, Inc.(a)	8,742,860
534,410	Penn National Gaming, Inc.(a)	7,364,170
340,589	Planet Fitness, Inc., Class A	7,165,992
31,673	Red Robin Gourmet Burgers, Inc.(a)	1,506,051
858,984	Sequential Brands Group, Inc.(a)	3,977,096
192,044	Steven Madden Ltd.(a)	6,759,949
460,803	Tile Shop Holdings, Inc.(a)	8,801,337
384,058	Tilly's, Inc., Class A(a)	5,146,377
154,730	Urban Outfitters, Inc.(a)	4,106,534
		185,417,982

Energy: 1.83%
650,503	Callon Petroleum Co.(a)	9,939,686
268,600	Enphase Energy, Inc.(a)	400,214
368,365	Keane Group, Inc.(a)	8,137,183
		18,477,083

Financial Services: 15.12%
444,575	Bank of the Ozarks, Inc.	24,393,830
596,416	Bofl Holding, Inc.(a)	17,594,272
564,475	CareTrust REIT, Inc., REIT	8,557,441
187,934	Customers Bancorp, Inc.(a)	6,476,206
279,249	FCB Financial Holdings, Inc., Class A(a)	13,110,741

Shares		Value (Note 2)
Financial Services (continued)
122,502	First Choice Bank(a)	$2,480,665
167,199	Global Medical REIT, Inc., REIT	1,479,711
148,203	Howard Bancorp, Inc.(a)	2,504,631
87,810	IBERIABANK Corp.	7,213,591
142,835	LendingTree, Inc.(a)	15,983,237
84,992	Live Oak Bancshares, Inc.	1,738,086
169,520	MedEquities Realty Trust, Inc., REIT	1,847,768
214,690	Moelis & Co., Class A	7,320,929
144,926	National Commerce Corp.(a)	5,434,725
395,180	Opus Bank	8,041,913
278,556	Pacific Premier Bancorp, Inc.(a)	10,961,179
227,198	QTS Realty Trust, Inc., REIT, Class A	11,448,507
88,507	Wintrust Financial Corp.	6,337,101
		152,924,533

Health Care: 14.07%
345,958	Adamas Pharmaceuticals, Inc.(a)	5,490,354
321,398	Aimmune Therapeutics, Inc.(a)	5,875,155
258,633	Albany Molecular Research, Inc.(a)	4,758,847
235,523	Alder Biopharmaceuticals, Inc.(a)	4,839,998
110,161	Applied Genetic Technologies Corp.(a)	798,667
280,917	AtriCure, Inc.(a)	4,570,520
165,807	AxoGen, Inc.(a)	1,807,296
24,184	Bluebird Bio, Inc.(a)	1,801,708
500,000	Bovie Medical Corp.(a)	1,890,000
558,820	Exelixis, Inc.(a)	10,125,818
498,312	Insmed, Inc.(a)	7,360,068
214,722	Integer Holdings Corp.(a)	6,956,993
18,841	Intercept Pharmaceuticals, Inc.(a)	2,067,800
84,687	Intrexon Corp.(a)	1,791,977
545,268	K2M Group Holdings, Inc.(a)	11,079,846
198,252	MacroGenics, Inc.(a)	3,661,714
229,059	NantHealth, Inc.(a)	1,864,540
461,698	NeoGenomics, Inc.(a)	3,721,286
123,141	Neurocrine Biosciences, Inc.(a)	5,283,980
222,098	Portola Pharmaceuticals, Inc.(a)	6,052,171
160,273	Reata Pharmaceuticals, Inc., Class A(a)	3,990,798
800,000	Rigel Pharmaceuticals, Inc.(a)	1,664,000
237,345	Sarepta Therapeutics, Inc.(a)	7,371,936
129,090	Tabula Rasa HealthCare, Inc.(a)	1,815,005
285,399	Teladoc, Inc.(a)	5,707,980
57,914	Ultragenyx Pharmaceutical, Inc.(a)	4,344,129
604,856	Veeva Systems, Inc., Class A(a)	25,603,555
		142,296,141

Information Technology: 0.41%
69,170	Cirrus Logic, Inc.(a)	4,172,334

Materials & Processing: 9.80%
392,055	Apogee Enterprises, Inc.	22,378,499
93,930	Berry Plastics Group, Inc.(a)	4,793,248

Shares		Value (Note 2)
Materials & Processing (continued)
292,710	GMS, Inc.(a)	$8,734,466
70,919	Innospec, Inc.	5,060,071
435,435	Installed Building Products, Inc.(a)	17,809,291
167,977	Masonite International Corp.(a)	11,187,268
165,724	TimkenSteel Corp.(a)	2,794,107
247,598	Trex Co., Inc.(a)	16,769,813
146,074	US Concrete, Inc.(a)	9,567,847
		99,094,610

Producer Durables: 9.44%
47,752	Blue Bird Corp.(a)	804,621
137,909	Dycom Industries, Inc.(a)	11,123,740
188,410	Generac Holdings, Inc.(a)	7,585,387
234,253	KLX, Inc.(a)	11,476,055
336,190	Knoll, Inc.	8,777,921
838,136	Kratos Defense & Security Solutions, Inc.(a)	6,906,241
71,170	Primoris Services Corp.	1,766,439
267,780	Spirit Airlines, Inc.(a)	14,470,831
73,287	Team, Inc.(a)	2,462,443
113,461	Tennant Co.	7,857,174
195,096	Tetra Tech, Inc.	8,525,695
146,510	The Manitowoc Co. Inc(a)	1,000,663
427,612	Tutor Perini Corp.(a)	12,742,838
		95,500,048

Technology: 24.85%
308,061	Alarm.com Holdings, Inc.(a)	8,345,372
222,080	Applied Optoelectronics, Inc.(a)	6,831,181
24,280	Apptio, Inc., Class A(a)	336,035
25,000	Blackline, Inc.(a)	679,500
213,462	Cavium, Inc.(a)	14,133,319
289,476	ChannelAdvisor Corp.(a)	4,009,243
490,502	Ciena Corp.(a)	11,938,819
228,629	comScore, Inc.(a)	7,670,503
46,614	Ellie Mae, Inc.(a)	3,856,842
215,379	EPAM Systems, Inc.(a)	13,861,792
129,515	Gigamon, Inc.(a)	4,293,422
459,324	GTT Communications, Inc.(a)	12,975,903
148,119	Guidewire Software, Inc.(a)	7,751,067
298,751	Imperva, Inc.(a)	12,472,854
50,834	Inphi Corp.(a)	2,329,214
75,635	IPG Photonics Corp.(a)	8,697,269
309,238	Lumentum Holdings, Inc.(a)	11,735,582
148,339	MACOM Technology Solutions Holdings, Inc.(a)	7,053,519
117,740	MaxLinear, Inc., Class A(a)	3,011,789
377,369	Mercury Systems, Inc.(a)	12,724,883
401,917	Microsemi Corp.(a)	21,361,889
83,938	MicroStrategy, Inc., Class A(a)	16,896,719
311,360	Model N, Inc.(a)	2,739,968
479,800	Oclaro, Inc.(a)	4,706,838
176,630	Proofpoint, Inc.(a)	14,158,661
Shares		Value (Note 2)
Technology (continued)
130,010	Quantenna Communications, Inc.(a)	$2,445,488
221,026	Reis, Inc.	4,420,520
74,132	Synchronoss Technologies, Inc.(a)	2,855,565
292,212	Take-Two Interactive Software, Inc.(a)	15,677,174
231,513	Varonis Systems, Inc.(a)	6,922,239
371,984	Xactly Corp.(a)	4,519,606
		251,412,775

Utilities: 4.90%
1,192,146	8x8, Inc.(a)	18,895,514
261,288	Cogent Communications Holdings, Inc.	10,921,838
2,790,105	Vonage Holdings Corp.(a)	19,781,845
		49,599,197

	Total Common Stocks (Cost $808,713,933)	998,894,703

SHORT TERM INVESTMENTS: 2.24%
22,695,189	Dreyfus Government Cash Management Fund - Institutional Class 0.471% (7-Day Yield)	22,695,189

	Total Short Term Investments (Cost $22,695,189)	22,695,189

Total Investments: 100.99% (Cost $831,409,122)		1,021,589,892

Liabilities In Excess Of Other Assets: (0.99)%		(10,062,388)
Net Assets: 100.00%		$1,011,527,504

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Small Cap Value Fund
January 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.52%
Consumer Discretionary: 13.88%
3,386	Camping World Holdings, Inc., Class A	$106,591
8,305	Carriage Services, Inc.	215,515
22,362	Gray Television, Inc.(a)	264,990
9,014	ILG, Inc.	170,815
6,179	Viad Corp.	270,949
20,838	ZAGG, Inc.(a)	139,615
		1,168,475

Energy: 0.93%
17,604	Jones Energy, Inc., Class A(a)	78,338

Financial Services: 37.26%
2,988	Bofl Holding, Inc.(a)	88,146
28,843	Cedar Realty Trust, Inc., REIT	173,346
7,896	Corporate Office Properties Trust, REIT	251,251
4,868	CyrusOne, Inc., REIT	234,443
5,027	Employers Holdings, Inc.	183,234
49,653	Everi Holdings, Inc.(a)	146,476
6,273	First Financial Bancorp	172,821
8,069	First Merchants Corp.	309,286
4,066	Franklin Financial Network, Inc.(a)	156,744
7,004	Great Western Bancorp, Inc.	299,421
7,177	Live Oak Bancshares, Inc.	146,770
1,852	Meta Financial Group, Inc.	162,698
2,533	Midland States Bancorp, Inc.	85,767
1,825	Moelis & Co., Class A	62,233
5,220	OceanFirst Financial Corp.	148,300
2,750	Provident Financial Services, Inc.	72,793
10,724	Ramco-Gershenson Properties Trust, REIT	174,372
1,557	SVB Financial Group(a)	268,162
		3,136,263

Materials & Processing: 8.93%
10,464	Builders FirstSource, Inc.(a)	112,593
4,875	Koppers Holdings, Inc.(a)	197,194
26,120	Mercer International, Inc.	312,133
6,694	NN, Inc.	129,529
		751,449

Producer Durables: 13.57%
3,195	Cubic Corp.	151,922
6,290	Ducommun, Inc.(a)	186,373
3,677	EMCOR Group, Inc.	256,250
5,090	Generac Holdings, Inc.(a)	204,923
2,560	ICF International, Inc.(a)	133,120
5,628	MasTec, Inc.(a)	209,643
		1,142,231
Shares		Value (Note 2)
Technology: 16.72%
8,024	ARRIS International PLC(a)	$229,326
4,048	Microsemi Corp.(a)	215,151
11,727	Perficient, Inc.(a)	207,919
7,790	Rudolph Technologies, Inc.(a)	178,781
2,633	Synaptics, Inc.(a)	148,449
3,019	Tessera Holding Corp.	136,459
6,309	Web.com Group, Inc.(a)	119,556
22,673	Xcerra Corp.(a)	171,861
		1,407,502

Utilities: 6.23%
17,745	Mitel Networks Corp.(a)	123,150
38,750	Vonage Holdings Corp.(a)	274,738
5,216	West Corp.	126,592
		524,480

	Total Common Stocks (Cost $5,620,347)	8,208,738

Total Investments: 97.52% (Cost $5,620,347)		8,208,738

Other Assets In Excess Of Liabilities: 2.48%		208,466
Net Assets: 100.00%		$8,417,204

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Insights Fund
January 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.96%
Consumer Discretionary: 24.79%
244	AutoZone, Inc.(a)	$176,895
1,853	Brunswick Corp.	110,920
6,606	Cinemark Holdings, Inc.	280,755
561	Delphi Automotive PLC	39,304
1,961	Dick's Sporting Goods, Inc.	101,188
1,552	Dollar General Corp.	114,569
6,268	Fitbit, Inc., Class A(a)	37,671
2,126	Five Below, Inc.(a)	84,721
3,205	Foot Locker, Inc.	219,671
1,920	IMAX Corp.(a)	62,592
1,612	Jack in the Box, Inc.	173,967
7,407	Kate Spade & Co.(a)	137,103
7,775	MGM Resorts International(a)	223,920
218	O'Reilly Automotive, Inc.(a)	57,175
1,969	Ross Stores, Inc.	130,170
830	Royal Caribbean Cruises Ltd.	77,713
3,405	Six Flags Entertainment Corp.	202,870
1,730	Thor Industries, Inc.	179,055
3,938	Toll Brothers, Inc.(a)	123,496
629	Ulta Beauty, Inc.(a)	171,264
2,393	Under Armour, Inc., Class A(a)	51,425
1,097	Wynn Resorts Ltd.	111,269
		2,867,713

Consumer Staples: 4.19%
1,379	Conagra Brands, Inc.	53,905
3,027	Hain Celestial Group, Inc.(a)	119,748
4,428	Monster Beverage Corp.(a)	188,633
3,613	The Kroger Co.	122,698
		484,984

Energy: 3.89%
1,829	Diamondback Energy, Inc.(a)	192,356
3,280	Patterson-UTI Energy, Inc.	91,971
511	Pioneer Natural Resources Co.	92,098
2,431	SM Energy Co.	74,170
		450,595

Financial Services: 12.24%
1,451	Affiliated Managers Group, Inc.(a)	221,074
1,066	Alliance Data Systems Corp.	243,453
3,934	Bank of the Ozarks, Inc.	215,859
3,469	CubeSmart, REIT	87,176
322	Equinix, Inc., REIT	123,964
684	Mid-America Apartment Communities, Inc., REIT	64,946
1,686	PacWest Bancorp	93,404
429	Park Hotels & Resorts, Inc., REIT	11,643
Shares		Value (Note 2)
Financial Services (continued)
2,073	S&P Global, Inc.	$249,133
613	SVB Financial Group(a)	105,577
		1,416,229

Health Care: 11.77%
1,711	Abbott Laboratories	71,468
5,176	Acadia Healthcare Co., Inc.(a)	198,603
1,801	Alnylam Pharmaceuticals, Inc.(a)	72,022
33	AquaBounty Technologies, Inc.(a)	455
609	Bluebird Bio, Inc.(a)	45,371
5,281	Catalent, Inc.(a)	141,320
575	Edwards Lifesciences Corp.(a)	55,338
1,428	Incyte Corp. Ltd.(a)	173,088
2,247	Intrexon Corp.(a)	47,547
680	LivaNova PLC(a)	32,711
2,099	Sarepta Therapeutics, Inc.(a)	65,195
4,364	Veeva Systems, Inc., Class A(a)	184,728
754	West Pharmaceutical Services, Inc.	63,811
1,774	Zimmer Biomet Holdings, Inc.	209,917
		1,361,574

Materials & Processing: 8.19%
562	Acuity Brands, Inc.	116,463
3,321	Axalta Coating Systems Ltd.(a)	96,309
4,144	Berry Plastics Group, Inc.(a)	211,468
4,061	Crown Holdings, Inc.(a)	219,985
4,477	Masco Corp.	147,517
1,210	Vulcan Materials Co.	155,279
		947,021

Producer Durables: 9.70%
574	Carlisle Cos., Inc.	62,629
2,460	Dycom Industries, Inc.(a)	198,424
2,910	Korn/Ferry International	84,535
868	Middleby Corp.(a)	116,468
1,062	Snap-on, Inc.	192,785
2,361	Southwest Airlines Co.	123,504
1,327	Spirit Airlines, Inc.(a)	71,711
3,142	Wabtec Corp.	272,223
		1,122,279

Technology: 23.19%
1,491	Activision Blizzard, Inc.	59,953
7,045	ARRIS International PLC(a)	201,346
1,119	Broadcom Ltd.	223,240
2,793	Cavium, Inc.(a)	184,925
1,424	Electronic Arts, Inc.(a)	118,804
2,689	Fortinet, Inc.(a)	89,436
1,335	Intuit, Inc.	158,304
706	IPG Photonics Corp.(a)	81,183
2,210	NVIDIA Corp.	241,288
12,658	ON Semiconductor Corp.(a)	168,605
1,558	Palo Alto Networks, Inc.(a)	229,898

Shares		Value (Note 2)
Technology (continued)
2,972	Proofpoint, Inc.(a)	$238,236
1,695	SBA Communications Corp. Class A(a)	178,416
2,238	ServiceNow, Inc.(a)	202,808
2,085	Skyworks Solutions, Inc.	191,278
6,320	VeriFone Systems, Inc.(a)	114,834
		2,682,554

	Total Common Stocks (Cost $9,644,740)	11,332,949

MASTER LIMITED PARTNERSHIPS: 1.01%
Financial Services: 1.01%
2,750	Lazard Ltd., Class A	116,820

	Total Master Limited Partnerships (Cost $92,034)	116,820

SHORT TERM INVESTMENTS: 1.00%
115,887	Dreyfus Government Cash Management Fund - Institutional Class 0.471% (7-Day Yield)	115,887

	Total Short Term Investments (Cost $115,887)	115,887

Total Investments: 99.97% (Cost $9,852,661)		11,565,656

Other Assets In Excess Of Liabilities: 0.03%		2,927
Net Assets: 100.00%		$11,568,583

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments
Emerald Banking and Finance Fund
January 31, 2017 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.34%
Financial Services: 97.36%
Banks: Diversified: 80.36%
75,856	1st Constitution Bancorp	$1,274,381
100,000	1st Source Corp.	4,511,000
55,280	Access National Corp.	1,474,870
53,798	American Business Bank(a)	2,063,153
80,000	American Riviera Bank(a)	1,236,000
171,237	Ameris Bancorp	7,722,789
225,594	Atlantic Coast Financial Corp.(a)	1,629,917
314,286	Bank of the Ozarks, Inc.	17,244,873
171,605	BNC Bancorp	6,049,076
225,409	Bridge Bancorp, Inc.	8,148,535
125,000	Capstar Financial Holdings, Inc.(a)	2,612,500
16,094	Cardinal Financial Corp.	504,708
75,000	Carolina Financial Corp.	2,246,250
203,323	CenterState Banks, Inc.	4,959,048
51,319	Civista Bancshares, Inc.	1,051,526
50,402	CNB Financial Corp.	1,182,431
17,052	Commerce Union Bancshares, Inc.	374,973
176,261	ConnectOne Bancorp, Inc.	4,353,647
30,814	County Bancorp, Inc.	841,222
32,124	CU Bancorp(a)	1,164,495
190,303	Customers Bancorp, Inc.(a)	6,557,841
167,748	Eagle Bancorp, Inc.(a)	10,274,565
162,663	East West Bancorp, Inc.	8,367,385
228,773	Equity Bancshares, Inc., Class A(a)	7,471,726
86,853	Farmers National Banc Corp.	1,094,348
191,017	FCB Financial Holdings, Inc., Class A(a)	8,968,248
188,963	First Bank(a)	2,362,037
36,040	First Busey Corp.	1,054,170
119,800	First Business Financial Services, Inc.	2,902,754
163,498	First Choice Bank(a)	3,310,834
20,280	First Financial Bankshares, Inc.	864,942
284,074	First Foundation, Inc.(a)	4,119,073
58,449	First of Long Island Corp.	1,583,968
186,772	Franklin Financial Network, Inc.(a)	7,200,061
246,394	Freedom Bank of Virginia(a)	2,710,334
63,620	FVC Bankcorp, Inc.(a)	1,097,445
7,926	German American Bancorp, Inc.	380,369
169,868	Gold Coast Bank(a)	2,080,883
21,985	Great Western Bancorp, Inc.	939,859
61,496	Green Bancorp, Inc.(a)	1,054,656
22,506	Guaranty Bancorp	544,645
138,670	Heritage Commerce Corp.	1,946,927
440,592	Home BancShares, Inc.	11,869,548
18,520	Home Federal Bancorp, Inc.	506,059
16,003	HopFed Bancorp, Inc.	227,083
264,296	Howard Bancorp, Inc.(a)	4,466,602
99,358	IBERIABANK Corp.	8,162,260
Shares		Value (Note 2)
Banks: Diversified (continued)
15,250	Independent Bank Corp.	$950,837
50,000	Independent Bank Corporation	1,050,000
15,731	Independent Bank Group, Inc.	977,682
157,712	Investar Holding Corp.	2,957,100
60,120	John Marshall Bank(a)	1,259,514
65,781	Lakeland Bancorp, Inc.	1,220,238
46,615	Lakeland Financial Corp.	2,070,638
220,060	Live Oak Bancshares, Inc.	4,500,227
44,420	MainSource Financial Group, Inc.	1,459,641
259,003	Malvern Bancorp, Inc.(a)	5,322,512
136,913	MB Financial, Inc.	6,096,736
30	Mechanics Bank(a)	930,000
87,881	Mercantile Bank Corp.	2,838,556
45,870	Meridian Bancorp, Inc.	864,649
15,773	Mid Penn Bancorp, Inc.	390,382
51,013	Midland States Bancorp, Inc.	1,727,300
239,209	National Commerce Corp.(a)	8,970,338
48,060	Nicolet Bankshares, Inc.(a)	2,329,468
224	Oak Valley Bancorp	3,179
87,388	Old Line Bancshares, Inc.	2,342,872
166,572	Opus Bank	3,389,740
243,310	Pacific Mercantile Bancorp(a)	1,739,667
169,325	Pacific Premier Bancorp, Inc.(a)	6,662,939
151,362	PacWest Bancorp	8,385,455
75,493	Paragon Commercial Corp.(a)	3,456,070
133,412	Pinnacle Financial Partners, Inc.	8,918,592
78,990	PrivateBancorp, Inc.	4,317,593
89,430	Puget Sound Bancorp, Inc.(a)	2,056,890
93,253	QCR Holdings, Inc.	3,911,963
45,042	Renasant Corp.	1,792,672
747,663	Republic First Bancorp, Inc.(a)	5,644,856
481,505	Royal Bancshares of Pennsylvania, Inc., Class A(a)	1,911,575
62,200	Seacoast Commerce Banc Holdings	1,119,600
256,130	ServisFirst Bancshares, Inc.	10,255,445
28,387	Signature Bank(a)	4,471,520
66,236	Simmons First National Corp., Class A	3,984,095
100,000	SmartFinancial, Inc.(a)	2,230,000
46,032	Southern First Bancshares, Inc.(a)	1,629,533
20,598	Southern National Bancorp of Virginia, Inc.	330,186
129,815	Stonegate Bank	5,907,881
34,173	Sussex Bancorp	726,176
73,776	SVB Financial Group(a)	12,706,440
105,959	Texas Capital Bancshares, Inc.(a)	8,741,618
1,716	The National Capital Bank of Washington	311,454
39,610	Triumph Bancorp, Inc.(a)	1,071,451
18,300	United Bankshares, Inc.	819,840
101,784	United Community Banks, Inc.	2,863,184
168,750	Unity Bancorp, Inc.	2,775,938
60,517	Veritex Holdings, Inc.(a)	1,643,642
197,058	WashingtonFirst Bankshares, Inc.	5,488,065

Shares		Value (Note 2)
Banks: Diversified (continued)
106,242	West Town Bank & Trust(a)	$2,417,006
142,214	Western Alliance Bancorp(a)	7,022,527
59,373	Wintrust Financial Corp.	4,251,107
23,680	Xenith Bankshares, Inc.(a)	616,627
55,594	Yadkin Financial Corp.	1,779,008
		356,376,240

Banks: Savings, Thrift & Mortgage Lending: 9.66%
221,700	Bofl Holding, Inc.(a)	6,540,150
125,475	First Resource Bank(a)	1,035,169
82,750	Flushing Financial Corp.	2,250,800
103,401	Heritage Financial Corp.	2,636,725
11,680	Home Bancorp, Inc.	415,458
67,200	LegacyTexas Financial Group, Inc.	2,776,704
120,788	Meta Financial Group, Inc.	10,611,226
182,919	OceanFirst Financial Corp.	5,196,729
45,843	Sterling Bancorp	1,093,355
103,767	Sunshine Bancorp, Inc.(a)	1,874,032
40,000	Waterstone Financial, Inc.	724,000
169,608	WSFS Financial Corp.	7,683,242
		42,837,590

Capital Markets: 0.72%
93,230	Moelis & Co., Class A	3,179,143

Commercial Banks: 0.50%
175,683	Professional Holding Corp.(a)	2,239,958

Consumer Lending: 1.67%
66,381	LendingTree, Inc.(a)	7,428,034

Diversified Financial Services: 0.21%
25,908	MidWestOne Financial Group, Inc.	914,811

Financial Data & Services: 0.18%
21,920	Blackhawk Network Holdings, Inc.(a)	782,544

Insurance: Multi Line: 0.45%
50,000	James River Group Holdings Ltd.	1,982,500

Insurance: Property-Casualty: 1.79%
40,000	Federated National Holdings Co.	733,600
78,500	Health Insurance Innovations, Inc., Class A(a)	1,499,350
31,190	Hilltop Holdings, Inc.	853,982
185,000	Kingstone Cos., Inc.	2,210,750
47,570	Kinsale Capital Group, Inc.	1,396,180
75,340	NMI Holdings, Inc., Class A(a)	813,672
31,441	United Insurance Holdings Corp.	429,798
		7,937,332

Real Estate Investment Trusts (REITs): 1.56%
250,000	City Office REIT, Inc.	3,147,500
Shares		Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
92,800	Independence Realty Trust, Inc., REIT	$856,544
258,974	MedEquities Realty Trust, Inc., REIT	2,822,817
8,100	Whitestone REIT	112,671
		6,939,532

Securities Brokerage & Services: 0.26%
65,456	Virtu Financial, Inc., Class A	1,148,753

Technology: 0.98%
Computer Services Software & Systems: 0.98%
382,462	Bankrate, Inc.(a)	4,168,836
5,000	Black Knight Financial Services, Inc., Class A(a)	182,250
		4,351,086

	Total Common Stocks (Cost $299,769,781)	436,117,523

SHORT TERM INVESTMENTS: 1.86%
8,247,305	Dreyfus Government Cash Management Fund - Institutional Class 0.471% (7-Day Yield)	8,247,305

	Total Short Term Investments (Cost $8,247,305)	8,247,305

Total Investments: 100.20% (Cost $308,017,086)		444,364,828

Liabilities In Excess Of Other Assets: (0.20)%		(900,002)
Net Assets: 100.00%		$443,464,826

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). Prior to March 16, 2012, the Emerald Banking and Finance Fund was known as the Forward Banking and Finance Fund and the Emerald Growth Fund was known as the Forward Growth Fund. Effective March 13, 2012, the Board of Trustees (the “Board”) approved changing the fiscal year end of the Funds from December 31 to April 30. The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$998,894,703	$–	$–	$998,894,703
Short Term Investments	22,695,189	–	–	22,695,189
TOTAL	$1,021,589,892	$–	$–	$1,021,589,892

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$8,208,738	$–	$–	$8,208,738
TOTAL	$8,208,738	$–	$–	$8,208,738

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$11,332,949	$–	$–	$11,332,949
Master Limited Partnerships(a)	116,820	–	–	116,820
Short Term Investments	115,887	–	–	115,887
TOTAL	$11,565,656	$–	$–	$11,565,656

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks (a)	$` 433,877,565	$2,239,958	$–	$436,117,523
Short Term Investments	8,247,305	–	–	8,247,305
TOTAL	$442,124,870	$2,239,958	$–	$444,364,828

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the nine months ended January 31, 2017, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$2,710,334	$–	$–	$(2,701,334)
Total	$2,710,334	$–	$–	$(2,701,334)

The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. The transfer amounts disclosed in the table above represent the value of the securities as of January 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2016. For the period ended January 31, 2017, the Emerald Growth Fund, Emerald Small Cap Value Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the period ended January 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Emerald Growth Fund	$225,752,343	$(38,819,518)	$186,932,825	$834,657,067
Emerald Small Cap Value Fund	2,594,111	(29,955)	2,564,156	5,644,582
Emerald Insights Fund	1,864,384	(343,582)	1,520,802	10,044,854
Emerald Banking and Finance Fund	139,293,151	(3,149,603)	136,143,548	308,221,280

Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.90%)
Argentina (0.35%)
Globant SA(a)	41,137	$1,363,692

Bangladesh (0.76%)
Olympic Industries, Ltd.	272,639	1,059,348
Square Pharmaceuticals, Ltd.	577,442	1,887,763
		2,947,111

Brazil (1.35%)
FPC Par Corretora de Seguros SA	646,000	2,890,610
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	306,000	2,327,701
		5,218,311

Cayman Islands (0.11%)
Lida Holdings, Ltd.(a)	118,000	410,323

Chile (0.27%)
Forus SA	325,019	1,037,335

China (11.94%)
51job, Inc., ADR(a)	50,125	1,763,397
Airtac International Group	119,500	989,289
BBI Life Sciences Corp.(b)	9,534,500	2,273,367
BrightKing Holdings, Ltd.	446,000	988,866
China Lesso Group Holdings, Ltd.	4,013,000	2,751,570
China Medical System Holdings, Ltd.	5,842,000	9,577,419
Essex Bio‐technology, Ltd.	4,521,000	1,963,651
Man Wah Holdings, Ltd.	15,609,400	10,018,793
O2Micro International, Ltd., ADR(a)	462,244	1,086,273
On‐Bright Electronics, Inc.	527,080	3,657,242
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	390,800	1,876,207
Sihuan Pharmaceutical Holdings Group, Ltd.	3,440,000	1,015,299
Silergy Corp.	413,422	6,264,769
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	2,780,500	1,827,650
		46,053,792

Colombia (2.08%)
Bolsa de Valores de Colombia	249,678,088	1,826,861
	Shares	Value (Note 2)
Colombia (continued)
Gran Tierra Energy, Inc.(a)	1,124,500	$2,901,210
Parex Resources, Inc.(a)	284,131	3,305,854
		8,033,925

Egypt (0.82%)
Commercial International Bank Egypt SAE	270,355	1,090,551
Integrated Diagnostics Holdings PLC(b)(c)	320,300	821,570
Juhayna Food Industries	3,911,275	1,240,462
		3,152,583

Georgia (2.67%)
BGEO Group PLC	196,212	7,306,312
Georgia Healthcare Group PLC(a)(b)(c)	319,225	1,365,390
TBC Bank Group PLC(a)	86,400	1,621,674
		10,293,376

Greece (0.65%)
Sarantis SA	223,934	2,492,308

Hong Kong (4.05%)
CSPC Pharmaceutical Group, Ltd.	2,500,000	2,822,565
International Housewares Retail Co., Ltd.	9,629,000	2,122,155
Samsonite International SA	462,000	1,458,841
TK Group Holdings, Ltd.	3,147,000	896,373
Value Partners Group, Ltd.	7,522,800	6,505,818
Vitasoy International Holdings, Ltd.	940,900	1,833,560
		15,639,312

India (15.65%)
Advanced Enzyme Technologies, Ltd.(a)(b)	15,500	413,585
AIA Engineering, Ltd.	54,250	1,082,961
Alkem Laboratories, Ltd.	199,537	4,906,737
Bajaj Finance, Ltd.	172,000	2,628,739
City Union Bank, Ltd.	1,345,500	2,975,787
Control Print, Ltd.	299,000	1,056,383
Cyient, Ltd.	461,095	3,132,755
Dilip Buildcon, Ltd.(a)(b)(c)	486,165	1,706,181
Divi's Laboratories, Ltd.	105,500	1,088,666
Eros International Media, Ltd.(a)	310,000	766,490
Essel Propack, Ltd.	502,000	1,780,622
Hinduja Global Solutions, Ltd.	194,500	1,546,224
Indiabulls Housing Finance, Ltd.	208,000	2,301,352
Infinite Computer Solutions India, Ltd.(a)	529,500	1,760,317
Inox Wind, Ltd.(a)	589,500	1,593,114

	Shares	Value (Note 2)
India (continued)
Kellton Tech Solutions, Ltd.(a)	481,753	$839,313
Kovai Medical Center and Hospital	75,083	1,196,215
KPIT Technologies, Ltd.	650,858	1,248,569
Kwality, Ltd.	985,200	1,995,958
Max Financial Services, Ltd.	214,500	1,785,208
MBL Infrastructures, Ltd.	773,000	563,984
MT Educare, Ltd.	562,318	1,082,863
Poly Medicure, Ltd.	91,722	589,443
Somany Ceramics, Ltd.	132,000	1,158,028
Time Technoplast, Ltd.	3,723,524	4,824,199
UFO Moviez India, Ltd.	113,382	760,141
Vaibhav Global, Ltd.(a)	251,319	1,130,371
Vakrangee Software, Ltd.	444,000	1,999,947
Vesuvius India, Ltd.	111,827	1,971,910
WNS Holdings, Ltd., ADR(a)	160,186	4,555,690
Yes Bank, Ltd.	288,000	5,925,978
		60,367,730

Indonesia (6.63%)
Arwana Citramulia Tbk PT	34,009,700	1,197,121
Astra Graphia Tbk PT	8,442,500	1,100,165
Bank Rakyat Indonesia Persero Tbk PT	5,830,100	5,119,485
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	1,409,556
Delfi, Ltd.	866,400	1,383,191
Hexindo Adiperkasa Tbk PT	2,024,100	500,246
Indonesia Pondasi Raya Tbk PT	15,760,000	1,534,394
Link Net Tbk PT	6,266,000	2,346,377
Lippo Cikarang Tbk PT(a)	3,005,000	1,120,756
Panin Sekuritas Tbk PT	7,155,500	2,143,569
Selamat Sempurna Tbk PT	42,617,900	2,824,703
Surya Toto Indonesia Tbk PT	19,795,000	720,492
Tempo Scan Pacific Tbk PT	17,950,700	2,500,528
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,042,900	1,657,991
		25,558,574

Malaysia (2.66%)
7‐Eleven Malaysia Holdings Bhd, Class B	1,999,200	681,520
AEON Credit Service M Bhd	745,000	2,627,136
Berjaya Auto Bhd	2,649,600	1,256,160
Berjaya Food Bhd	2,088,084	820,243
CB Industrial Product Holding Bhd	3,838,800	1,750,621
My EG Services Bhd	7,893,900	2,833,571
Scicom MSC Bhd	624,900	310,369
		10,279,620
	Shares	Value (Note 2)
Mexico (2.19%)
Banregio Grupo Financiero SAB de CV	455,000	$2,513,098
Credito Real SAB de CV SOFOM ER	3,012,371	4,283,060
Unifin Financiera SAB de CV SOFOM ENR	704,700	1,660,245
		8,456,403

Oman (0.75%)
Tethys Oil AB	339,923	2,875,730

Pakistan (3.32%)
Abbott Laboratories Pakistan, Ltd.	132,850	1,270,470
Akzo Nobel Pakistan, Ltd.	512,300	1,387,983
Bank Al Habib, Ltd.	1,609,000	880,302
Bata Pakistan, Ltd.	11,160	441,587
DG Khan Cement Co., Ltd.	263,500	578,365
Hum Network, Ltd.(a)	7,895,500	1,017,778
Kohinoor Textile Mills, Ltd.	1,345,451	1,505,344
Meezan Bank, Ltd.	2,272,000	1,429,037
Pak Elektron, Ltd.	2,362,000	1,900,102
Shell Pakistan, Ltd.	110,800	543,529
Systems, Ltd.	2,181,500	1,865,218
		12,819,715

Peru (0.73%)
Credicorp, Ltd.	17,300	2,831,664

Philippines (6.07%)
Concepcion Industrial Corp.	3,603,660	4,127,572
Holcim Philippines, Inc.	2,928,500	976,853
Metro Retail Stores Group, Inc.	29,784,000	2,393,972
Pepsi‐Cola Products Philippines, Inc.	36,075,000	2,370,446
Puregold Price Club, Inc.	3,945,100	3,424,662
Robinsons Land Corp.	2,660,600	1,341,928
Robinsons Retail Holdings, Inc.	1,267,000	2,011,313
Security Bank Corp.	1,580,600	6,771,505
		23,418,251

Poland (0.95%)
Medicalgorithmics SA	12,700	1,040,019
PGS Software SA	119,641	409,289
Wawel SA	3,914	1,152,200
Work Service SA(a)	432,107	1,062,815
		3,664,323

Russia (1.15%)
MD Medical Group Investments PLC, GDR(b)	117,400	1,215,090

	Shares	Value (Note 2)
Russia (continued)
Moscow Exchange MICEX‐RTS PJSC	534,660	$1,192,775
TCS Group Holding PLC, GDR(b)	203,100	2,028,969
		4,436,834

South Africa (6.14%)
ARB Holdings, Ltd.	1,134,108	530,232
Blue Label Telecoms, Ltd.	1,960,723	2,651,160
Cartrack Holdings, Ltd.	2,627,200	2,076,414
Clicks Group, Ltd.	230,700	2,088,713
Comair, Ltd.	6,720,142	2,443,688
EOH Holdings, Ltd.	353,524	3,848,755
Interwaste Holdings, Ltd.(a)	15,918,682	1,299,484
Invicta Holdings, Ltd.	278,182	1,250,013
Italtile, Ltd.	1,502,579	1,539,934
MiX Telematics, Ltd., Sponsored ADR	94,136	672,131
OneLogix Group, Ltd.(a)	2,142,622	527,904
Super Group, Ltd.(a)	389,780	1,057,251
Transaction Capital, Ltd.	3,304,845	3,693,578
		23,679,257

South Korea (4.91%)
Hy‐Lok Corp.	157,743	2,680,857
Interpark Holdings Corp.	265,500	1,080,643
ISC Co., Ltd.	191,999	2,684,781
i‐SENS, Inc.	63,500	1,535,453
Koh Young Technology, Inc.	32,744	1,232,725
Kolao Holdings	181,000	1,141,666
Loen Entertainment, Inc.(a)	30,000	2,003,270
Mando Corp.	6,500	1,398,330
Vitzrocell Co., Ltd.	404,141	5,181,741
		18,939,466

Sri Lanka (2.09%)
Hatton National Bank PLC	1,002,391	1,495,927
Hemas Holdings PLC	3,804,326	2,542,958
Royal Ceramics Lanka PLC	3,593,775	2,867,857
Sampath Bank PLC	657,838	1,157,445
		8,064,187

Switzerland (0.36%)
Wizz Air Holdings PLC(a)(b)(c)	61,200	1,371,186

Taiwan (9.58%)
ASPEED Technology, Inc.	116,929	1,527,545
Cub Elecparts, Inc.	182,073	1,434,698
Dr. Wu Skincare Co., Ltd.	382,000	1,962,037
I Yuan Precision Ind. Co., Ltd.	381,000	1,458,559
Materials Analysis Technology, Inc.	1,107,000	3,174,864
Novatek Microelectronics Corp.	544,000	1,917,693
	Shares	Value (Note 2)
Taiwan (continued)
Polytronics Technology Corp.	646,000	$1,201,487
Rafael Microelectronics, Inc.	31,000	141,421
Sinmag Equipment Corp.	1,121,133	5,078,826
Sitronix Technology Corp.	1,406,000	4,225,266
Solidwizard Technology Co., Ltd.	641,000	1,817,932
Sporton International, Inc.	1,184,978	6,615,554
Test Research, Inc.	1,990,000	2,399,732
Topoint Technology Co., Ltd.	2,127,000	1,357,111
TSC Auto ID Technology Co., Ltd.	128,000	1,020,864
UDE Corp.	1,304,000	1,612,008
		36,945,597

Thailand (1.97%)
Ananda Development PCL	25,863,800	3,746,248
Premier Marketing PCL	4,566,900	1,232,194
Srisawad Power(a)	1,398,000	1,637,816
Thaire Life Assurnce(a)	3,562,000	986,353
		7,602,611

Turkey (0.89%)
AvivaSA Emeklilik ve Hayat AS	140,700	818,884
EGE Seramik Sanayi ve Ticaret AS(a)	1,167,186	1,088,876
Pinar SUT Mamulleri Sanayii AS	335,346	1,518,907
		3,426,667

United Arab Emirates (0.31%)
Aramex PJSC	1,018,125	1,214,133

United States (0.70%)
First Cash Financial Services, Inc.	63,250	2,700,775

Vietnam (1.80%)
DHG Pharmaceutical JSC	79,810	388,585
FPT Corp.	155,250	309,916
Lix Detergent JSC	379,010	931,064
Nui Nho Stone JSC	339,890	1,090,717
PetroVietnam Drilling and Well Services JSC(a)	1,201,750	1,117,041
Vietnam Dairy Products JSC	541,136	3,089,810
		6,927,133

TOTAL COMMON STOCKS (Cost $352,002,768)		362,221,924

	Shares	Value (Note 2)
RIGHTS (0.00%)(d)
Cayman Islands (0.00%)(d) Brightking Holdings, Ltd., Strike Price 53.00 TWD (expiring 02/17/17)(a)	16,721	$8,802

TOTAL RIGHTS (Cost $0)		8,802

TOTAL INVESTMENTS (93.90%) (Cost $352,002,768)		$362,230,726

Other Assets In Excess Of Liabilities (6.10%)		23,518,623

NET ASSETS (100.00%)		$385,749,349

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $14,899,195, representing 3.86% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $8,968,184, representing 2.32% of net assets.

(d)	Less than 0.005%.

Currency Abbreviations:
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (94.91%)
Australia (3.79%)
Beacon Lighting Group, Ltd.	79,100	$95,983
Blue Sky Alternative Investments, Ltd.	23,000	120,358
CTI Logistics, Ltd.	158,141	101,944
Greencross, Ltd.	46,500	232,400
Lycopodium, Ltd.	109,426	217,431
Medical Developments International, Ltd.	15,057	59,038
Mitula Group, Ltd.(a)	275,952	171,611
Monash IVF Group, Ltd.	79,900	100,590
National Storage REIT	50,404	55,237
Reject Shop, Ltd.	21,835	140,426
		1,295,018

Brazil (0.58%)
FPC Par Corretora de Seguros SA	44,700	200,016

Britain (8.55%)
AB Dynamics PLC	25,374	176,361
Arrow Global Group PLC	45,919	179,075
Bioventix PLC	7,799	142,262
City of London Investment Group PLC	18,400	82,751
Clinigen Group PLC	18,900	187,357
dotdigital group PLC	187,400	138,503
IDOX PLC	92,000	76,965
Morses Club PLC	64,438	96,060
Motorpoint Group PLC(a)(b)	36,300	59,251
On the Beach Group PLC(b)(c)	49,300	160,010
Oxford Immunotec Global PLC(a)	25,394	343,073
Premier Asset Management Group PLC(a)	114,000	215,118
Premier Technical Services Group PLC	123,600	135,275
River & Mercantile Group PLC	61,300	191,728
S&U PLC	3,000	78,518
Sanne Group PLC	45,337	354,751
Softcat PLC	46,500	181,692
Tracsis PLC	19,300	125,403
		2,924,153

Canada (1.90%)
Biosyent, Inc.(a)	40,193	216,216
Cipher Pharmaceuticals, Inc.(a)	55,300	201,864
DIRTT Environmental Solutions(a)	26,900	143,467

	Shares	Value (Note 2)
Canada (continued)
Sandvine Corp.	41,200	$89,286
		650,833

China (3.65%)
BBI Life Sciences Corp.(b)	1,137,000	271,101
BrightKing Holdings, Ltd.	57,000	126,380
Essex Bio-technology, Ltd.	220,000	95,555
O2Micro International, Ltd., ADR(a)	92,225	216,729
On-Bright Electronics, Inc.	51,600	358,036
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	274,500	180,431
		1,248,232

Colombia (1.10%)
Amerisur Resources PLC(a)	283,700	91,900
Bolsa de Valores de Colombia	20,370,422	149,048
Gran Tierra Energy, Inc.(a)	52,375	135,128
		376,076

France (3.57%)
Esker SA	4,200	209,920
Infotel SA	4,600	213,277
Medicrea International(a)	16,100	99,935
MGI Digital Graphic Technology(a)	3,600	158,013
Neurones	6,000	145,409
Tessi SA	850	134,884
Thermador Groupe	1,114	99,668
Wavestone	1,737	160,039
		1,221,145

Georgia (1.07%)
Georgia Healthcare Group PLC(a)(b)(c)	40,300	172,371
TBC Bank Group PLC(a)	10,300	193,325
		365,696

Germany (1.73%)
Nexus AG	6,200	131,716
publity AG	6,900	285,243
Softing AG	13,235	176,161
		593,120

Greece (0.87%)
Sarantis SA	26,700	297,162

Greenland (0.41%)
GronlandsBANKEN A/S	1,552	140,815

Hong Kong (1.38%)
International Housewares Retail Co., Ltd.	1,210,000	266,674

	Shares	Value (Note 2)
Hong Kong (continued)
TK Group Holdings, Ltd.	718,000	$204,511
		471,185

India (7.12%)
City Union Bank, Ltd.	117,500	259,870
Cyient, Ltd.	23,640	160,614
Eros International Media, Ltd.(a)	48,000	118,682
Essel Propack, Ltd.	31,522	111,810
Igarashi Motors India, Ltd.	18,000	193,504
Kellton Tech Solutions, Ltd.(a)	49,232	85,772
Kovai Medical Center and Hospital	21,967	349,976
KPIT Technologies, Ltd.	36,000	69,060
Kwality, Ltd.	41,500	84,077
MBL Infrastructures, Ltd.	54,500	39,764
MT Educare, Ltd.	50,500	97,249
Persistent Systems, Ltd.	10,500	92,015
Poly Medicure, Ltd.	12,573	80,799
Somany Ceramics, Ltd.	13,033	114,338
Tata Investment Corp., Ltd.	2,045	17,511
Time Technoplast, Ltd.	278,015	360,196
UFO Moviez India, Ltd.	7,375	49,444
Vesuvius India, Ltd.	8,570	151,120
		2,435,801

Indonesia (3.11%)
Arwana Citramulia Tbk PT	3,356,600	118,150
Astra Graphia Tbk PT	1,179,700	153,730
Bekasi Fajar Industrial Estate Tbk PT	2,910,700	72,808
BFI Finance Indonesia Tbk PT	746,000	192,751
Hexindo Adiperkasa Tbk PT	634,500	156,813
Lippo Cikarang Tbk PT(a)	102,300	38,154
Panin Sekuritas Tbk PT	272,700	81,693
Selamat Sempurna Tbk PT	2,450,400	162,412
Surya Toto Indonesia Tbk PT	2,358,300	85,837
		1,062,348

Ireland (1.01%)
Irish Residential Properties PLC, REIT	275,700	345,237

Italy (0.44%)
Banca Sistema SpA(b)(c)	60,510	149,192

Japan (13.13%)
AIT Corp.	18,900	182,623
Amiyaki Tei Co., Ltd.	6,100	213,670
Anest Iwata Corp.	16,200	157,825
Anshin Guarantor Service Co., Ltd.	11,700	72,225
ARCLAND SERVICE Co., Ltd.	4,000	109,645

	Shares	Value (Note 2)
Japan (continued)
Central Automotive Products, Ltd.	16,500	$168,931
CMIC Holdings Co., Ltd.	2,300	30,555
eGuarantee, Inc.	13,300	320,986
Encourage Technologies Co., Ltd.	4,000	67,062
Future Architect, Inc.	33,600	236,280
GCA Savvian Corp.	33,600	245,505
Hard Off Corp. Co., Ltd.	44,400	461,656
Interworks, Inc.	10,900	119,513
M&A Capital Partners Co., Ltd.(a)	20,300	741,631
Monogatari Corp.	1,300	47,148
Naigai Trans Line, Ltd.	10,800	104,930
Prestige International, Inc.	44,000	321,105
Quick Co., Ltd.	15,300	149,192
Syuppin Co., Ltd.	51,500	609,370
Trancom Co., Ltd.	2,700	130,325
		4,490,177

Malaysia (0.87%)
AEON Credit Service M Bhd	52,800	186,192
Berjaya Food Bhd	201,300	79,075
Scicom MSC Bhd	63,600	31,588
		296,855

Mexico (0.45%)
Credito Real SAB de CV SOFOM ER	107,930	153,457

Netherlands (0.28%)
Shop Apotheke Europe NV(a)(c)	3,100	95,374

New Zealand (2.93%)
CBL Corp., Ltd.	127,123	349,763
Restaurant Brands New Zealand, Ltd.	54,264	220,567
Trilogy International, Ltd.	204,522	430,666
		1,000,996

Norway (3.43%)
Medistim ASA	25,862	225,758
Multiconsult ASA(b)(c)	19,400	244,615
Nordic Semiconductor ASA(a)	39,400	166,236
Skandiabanken ASA(a)(b)(c)	61,100	535,214
		1,171,823

Oman (0.42%)
Tethys Oil AB	16,900	142,973

Philippines (1.13%)
Concepcion Industrial Corp.	165,900	190,019

	Shares	Value (Note 2)
Philippines (continued)
Metro Retail Stores Group, Inc.	1,105,000	$88,818
Pepsi-Cola Products Philippines, Inc.	1,624,000	106,711
		385,548

Poland (0.49%)
PGS Software SA	49,047	167,789

Singapore (0.84%)
CSE Global, Ltd.	171,600	56,009
Riverstone Holdings, Ltd.	372,800	232,777
		288,786

South Africa (0.96%)
ARB Holdings, Ltd.	400,143	187,080
Cartrack Holdings, Ltd.	178,400	140,999
		328,079

South Korea (1.77%)
Hy-Lok Corp.	10,550	179,299
InBody Co., Ltd.	2,900	56,273
ISC Co., Ltd.	12,447	174,050
Koh Young Technology, Inc.	2,010	75,671
Vitzrocell Co., Ltd.	9,317	119,459
		604,752

Sri Lanka (1.04%)
Royal Ceramics Lanka PLC	267,000	213,068
Sampath Bank PLC	80,421	141,498
		354,566

Sweden (4.45%)
Bufab Holding AB	27,400	247,465
HIQ International AB	25,200	182,940
Moberg Pharma AB(a)	38,200	313,344
Odd Molly International AB	37,826	207,139
Polygiene AB(a)	84,518	115,949
SwedenCare AB(a)	8,798	26,252
TF Bank AB(a)(b)	11,400	117,296
Vitec Software Group AB, Class B	35,500	310,474
		1,520,859

Taiwan (4.61%)
ASPEED Technology, Inc.	10,000	130,639
Dr. Wu Skincare Co., Ltd.	51,100	262,461
I Yuan Precision Ind. Co., Ltd.	29,000	111,019
Materials Analysis Technology, Inc.	48,045	137,792
Sinmag Equipment Corp.	34,000	154,023
Sitronix Technology Corp.	66,000	198,341
Solidwizard Technology Co., Ltd.	49,000	138,968

	Shares	Value (Note 2)
Taiwan (continued)
Sporton International, Inc.	24,239	$135,323
TSC Auto ID Technology Co., Ltd.	27,000	215,338
Tung Thih Electronic Co., Ltd.	10,000	93,792
		1,577,696

Thailand (1.74%)
Ananda Development PCL	4,112,000	595,603

Turkey (0.34%)
Pinar SUT Mamulleri Sanayii AS	25,500	115,499

United States (13.94%)
Aratana Therapeutics, Inc.(a)	16,775	134,032
Bank of Marin Bancorp	2,975	199,920
BG Staffing, Inc.	12,450	160,978
BioDelivery Sciences International, Inc.(a)	42,375	82,631
Diamond Hill Investment Group, Inc.	800	161,760
Entellus Medical, Inc.(a)	9,752	166,857
ePlus, Inc.(a)	1,082	121,238
Escalade, Inc.	13,342	176,114
First of Long Island Corp.	9,350	253,385
Hennessy Advisors, Inc.	3,884	108,014
Hibbett Sports, Inc.(a)	4,220	139,260
Hingham Institution for Savings	1,790	346,168
Inphi Corp.(a)	4,125	189,008
K2M Group Holdings, Inc.(a)	5,450	110,744
Kinsale Capital Group, Inc.	3,750	110,063
LeMaitre Vascular, Inc.	8,025	182,248
LGI Homes, Inc.(a)	3,600	111,816
Malibu Boats, Inc., Class A(a)	11,036	204,828
MCBC Holdings, Inc.	10,950	152,753
NV5 Global, Inc.(a)	2,975	121,231
OTC Markets Group, Inc., Class A	6,475	136,946
Reis, Inc.	4,375	87,500
Seacoast Commerce Banc Holdings	11,098	199,764
Sportsman's Warehouse Holdings, Inc.(a)	30,960	230,342
STAAR Surgical Co.(a)	15,175	150,233
Transcat, Inc.(a)	15,166	182,750
Trecora Resources(a)	13,258	164,399
TriMas Corp.(a)	5,900	125,670
Veracyte, Inc.(a)	34,933	257,806
		4,768,458

Vietnam (1.81%)
Binh Minh Plastics JSC	14,160	120,964
DHG Pharmaceutical JSC	40,000	194,755

	Shares	Value (Note 2)
Vietnam (continued)
Lix Detergent JSC	62,740	$154,125
Traphaco JSC	29,500	147,745
		617,589

TOTAL COMMON STOCKS (Cost $29,070,983)		32,452,908

RIGHTS (0.00%)(d)
Cayman Islands (0.00%)(d)
Brightking Holdings, Ltd., Strike Price 53.00 TWD (expiring 02/17/17)(a)	3,333	1,754

TOTAL RIGHTS (Cost $0)		1,754

TOTAL INVESTMENTS (94.91%) (Cost $29,070,983)		$32,454,662

Other Assets In Excess Of Liabilities (5.09%)		1,740,336

NET ASSETS (100.00%)		$34,194,998

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $1,889,481, representing 5.53% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $1,537,207, representing 4.50% of net assets.

(d)	Less than 0.005%.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.75%)
Argentina (0.47%)
Globant SA(a)	92,425	$3,063,889

Australia (1.61%)
CTI Logistics, Ltd.	1,502,587	968,628
Greencross, Ltd.	544,716	2,722,413
Magellan Financial Group, Ltd.	240,964	4,294,558
National Storage REIT	254,100	278,465
Reject Shop, Ltd.	346,971	2,231,452
		10,495,516

Austria (1.25%)
Palfinger AG	243,083	8,162,211

Belgium (1.37%)
Melexis NV	119,535	8,970,732

Brazil (0.52%)
FPC Par Corretora de Seguros SA	440,200	1,969,731
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	190,100	1,446,066
		3,415,797

Britain (8.84%)
Abcam PLC	213,853	2,201,988
Alliance Pharma PLC	631,130	396,981
Arrow Global Group PLC	851,517	3,320,748
Ascential PLC	664,100	2,390,189
B&M European Value Retail SA	487,700	1,842,422
Clinigen Group PLC	1,308,876	12,974,949
Diploma PLC	169,900	2,169,404
EMIS Group PLC	378,117	4,197,801
Intertek Group PLC	52,700	2,248,782
Motorpoint Group PLC(a)(b)	740,200	1,208,196
On the Beach Group PLC(b)(c)	488,500	1,585,496
Oxford Immunotec Global PLC(a)	234,804	3,172,202
River & Mercantile Group PLC	477,200	1,492,541
RPS Group PLC	1,508,839	4,318,225
Sanne Group PLC	618,914	4,842,857
Secure Trust Bank PLC	83,800	2,335,064
Ted Baker PLC	51,495	1,841,069
Ultra Electronics Holdings PLC	117,150	2,722,013
	Shares	Value (Note 2)
Britain (continued)
WS Atkins PLC	130,400	$2,396,673
		57,657,600

Canada (2.47%)
Biosyent, Inc.(a)	228,700	1,230,278
Cipher Pharmaceuticals, Inc.(a)	709,900	2,591,374
DIRTT Environmental Solutions(a)	221,900	1,183,467
Richelieu Hardware, Ltd.	197,365	4,133,100
Stantec, Inc.	259,512	6,956,218
		16,094,437

China (5.91%)
BBI Life Sciences Corp.(b)	11,559,500	2,756,199
China Medical System Holdings, Ltd.	3,077,000	5,044,457
Man Wah Holdings, Ltd.	23,588,400	15,140,063
O2Micro International, Ltd., ADR(a)	868,986	2,042,117
On‐Bright Electronics, Inc.	793,080	5,502,932
Silergy Corp.	377,852	5,725,761
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,551,000	2,334,107
		38,545,636

Colombia (0.90%)
Amerisur Resources PLC(a)	3,109,700	1,007,342
Gran Tierra Energy, Inc.(a)	775,950	2,001,951
Parex Resources, Inc.(a)	244,100	2,840,095
		5,849,388

Egypt (0.05%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	337,554

France (1.95%)
Alten SA	17,853	1,329,791
Bureau Veritas SA	81,100	1,586,361
Esker SA	30,047	1,501,776
Infotel SA	28,920	1,340,863
Medicrea International(a)	167,370	1,038,887
Neurones	45,008	1,090,760
Tessi SA	8,710	1,382,161
Thermador Groupe	13,872	1,241,114
Wavestone	23,721	2,185,544
		12,697,257

Georgia (1.01%)
BGEO Group PLC	124,100	4,621,090
TBC Bank Group PLC(a)	105,500	1,980,169
		6,601,259

	Shares	Value (Note 2)
Germany (3.20%)
Aroundtown Property Holdings PLC	734,200	$3,201,981
GRENKE AG	4,400	734,557
Nexus AG	129,290	2,746,712
Norma Group SE	76,768	3,414,705
PATRIZIA Immobilien AG(a)	170,194	2,732,903
publity AG	87,900	3,633,741
Softing AG	94,354	1,255,875
Wirecard AG	65,685	3,177,343
		20,897,817

Hong Kong (2.33%)
CSPC Pharmaceutical Group, Ltd.	2,960,000	3,341,917
International Housewares Retail Co., Ltd.	12,296,000	2,709,941
Samsonite International SA	818,000	2,582,969
Value Partners Group, Ltd.	5,069,000	4,383,739
Vitasoy International Holdings, Ltd.	1,135,483	2,212,749
		15,231,315

India (7.92%)
AIA Engineering, Ltd.	38,400	766,557
Alkem Laboratories, Ltd.	235,131	5,782,015
Bajaj Finance, Ltd.	294,750	4,504,772
City Union Bank, Ltd.	1,356,267	2,999,600
Cyient, Ltd.	413,616	2,810,175
Divi's Laboratories, Ltd.	275,500	2,842,915
Eros International Media, Ltd.(a)	336,000	830,776
Essel Propack, Ltd.	186,695	662,218
Hinduja Global Solutions, Ltd.	226,600	1,801,411
Indiabulls Housing Finance, Ltd.	354,500	3,922,255
Kellton Tech Solutions, Ltd.(a)	340,980	594,057
Kovai Medical Center and Hospital	24,501	390,347
KPIT Technologies, Ltd.	645,850	1,238,962
MBL Infrastructures, Ltd.	470,500	343,279
MT Educare, Ltd.	587,689	1,131,720
Persistent Systems, Ltd.	127,700	1,119,081
Poly Medicure, Ltd.	44,637	286,856
Tata Investment Corp., Ltd.	120,060	1,028,062
Time Technoplast, Ltd.	1,804,205	2,337,528
UFO Moviez India, Ltd.	134,815	903,834
Vaibhav Global, Ltd.(a)	158,363	712,277
Vakrangee Software, Ltd.	633,000	2,851,276
Vesuvius India, Ltd.	53,365	941,016
WNS Holdings, Ltd., ADR(a)	169,400	4,817,736
Yes Bank, Ltd.	295,500	6,080,301
		51,699,026
	Shares	Value (Note 2)
Indonesia (2.43%)
Arwana Citramulia Tbk PT	45,494,800	$1,601,390
Astra Graphia Tbk PT	8,201,900	1,068,811
Bank Rakyat Indonesia Persero Tbk PT	2,251,000	1,976,632
Delfi, Ltd.	1,572,400	2,510,306
Panin Sekuritas Tbk PT	4,960,800	1,486,104
Selamat Sempurna Tbk PT	59,713,000	3,957,761
Tempo Scan Pacific Tbk PT	15,553,000	2,166,529
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	3,254,500	1,070,006
		15,837,539

Ireland (0.27%)
Irish Residential Properties PLC, REIT	1,396,146	1,748,283

Israel (0.67%)
Wix.com, Ltd.(a)	83,050	4,364,278

Italy (0.76%)
Brembo SpA	77,308	4,948,826

Japan (8.65%)
AIT Corp.	327,500	3,164,489
Amiyaki Tei Co., Ltd.	66,300	2,322,350
Anest Iwata Corp.	251,100	2,446,285
AP Company Co., Ltd.(a)	68,300	475,457
ARCLAND SERVICE Co., Ltd.	61,600	1,688,531
Century Tokyo Leasing Corp.	42,100	1,433,660
CMIC Holdings Co., Ltd.	56,220	746,878
CyberAgent, Inc.	90,800	2,250,901
eGuarantee, Inc.	133,900	3,231,578
Future Architect, Inc.	381,500	2,682,765
GCA Savvian Corp.	389,000	2,842,308
Hard Off Corp. Co., Ltd.	264,700	2,752,261
M&A Capital Partners Co., Ltd.(a)	137,800	5,034,319
MISUMI Group, Inc.	136,600	2,552,706
Monogatari Corp.	50,300	1,824,272
Naigai Trans Line, Ltd.	55,300	537,278
Nihon M&A Center, Inc.	125,500	3,651,293
Prestige International, Inc.	555,800	4,056,144
Sawai Pharmaceutical Co., Ltd.	35,400	1,856,062
SK Kaken Co., Ltd.	16,000	1,541,759
Suruga Bank, Ltd.	67,500	1,542,379
Syuppin Co., Ltd.	197,500	2,336,905
Trancom Co., Ltd.	113,370	5,472,203
		56,442,783

Luxembourg (0.90%)
Grand City Properties SA	116,300	2,117,333
L'Occitane International SA	1,897,753	3,747,126
		5,864,459

	Shares	Value (Note 2)
Malaysia (0.65%)
AEON Credit Service M Bhd	559,480	$1,972,926
My EG Services Bhd	6,426,600	2,306,873
		4,279,799

Mexico (0.73%)
Banregio Grupo Financiero SAB de CV	383,034	2,115,609
Credito Real SAB de CV SOFOM ER	1,849,849	2,630,159
		4,745,768

Netherlands (0.49%)
Aalberts Industries NV	90,722	3,177,974

New Zealand (1.35%)
CBL Corp., Ltd.	841,887	2,316,347
Restaurant Brands New Zealand, Ltd.	1,021,020	4,150,137
Trilogy International, Ltd.	1,115,098	2,348,083
		8,814,567

Norway (1.89%)
Medistim ASA	152,700	1,332,969
Multiconsult ASA(b)(c)	113,000	1,424,822
Nordic Semiconductor ASA(a)	551,400	2,326,455
Norwegian Finans Holding ASA(a)	63,767	583,703
Skandiabanken ASA(a)(b)(c)	761,300	6,668,719
		12,336,668

Oman (0.28%)
Tethys Oil AB	218,000	1,844,268

Peru (0.27%)
Credicorp, Ltd.	10,625	1,739,100

Philippines (1.50%)
Concepcion Industrial Corp.	1,126,700	1,290,503
Metro Retail Stores Group, Inc.	15,321,000	1,231,468
Pepsi‐Cola Products Philippines, Inc.	29,394,900	1,931,505
Security Bank Corp.	1,244,640	5,332,206
		9,785,682

Poland (0.17%)
Wawel SA	3,856	1,135,126

Singapore (0.58%)
CSE Global, Ltd.	4,531,250	1,478,962
Riverstone Holdings, Ltd.	3,729,200	2,328,517
		3,807,479
	Shares	Value (Note 2)
South Africa (1.50%)
Cartrack Holdings, Ltd.	4,257,400	$3,364,847
City Lodge Hotels, Ltd.	23,760	260,575
Clicks Group, Ltd.	173,649	1,572,184
EOH Holdings, Ltd.	167,000	1,818,100
Italtile, Ltd.	1,177,166	1,206,431
Super Group, Ltd.(a)	567,307	1,538,781
		9,760,918

South Korea (1.19%)
Hy‐Lok Corp.	242,907	4,128,227
ISC Co., Ltd.	151,308	2,115,786
Koh Young Technology, Inc.	39,781	1,497,650
		7,741,663

Sweden (2.81%)
AddTech AB, Class B	182,127	3,144,034
Beijer Alma AB	89,576	2,508,959
Bufab Holding AB	394,510	3,563,043
HIQ International AB	116,092	842,776
Indutrade AB	154,800	3,137,730
Moberg Pharma AB(a)	270,859	2,221,780
Nibe Industrier AB, Class B	352,000	2,903,454
		18,321,776

Switzerland (1.38%)
Luxoft Holding, Inc.(a)	38,625	2,273,081
VZ Holding AG	19,175	5,764,805
Wizz Air Holdings PLC(a)(b)(c)	43,700	979,098
		9,016,984

Taiwan (2.31%)
ASPEED Technology, Inc.	108,237	1,413,994
Cub Elecparts, Inc.	292,473	2,304,627
Dr. Wu Skincare Co., Ltd.	113,500	582,961
Novatek Microelectronics Corp.	152,000	535,826
Sinmag Equipment Corp.	330,842	1,498,742
Sporton International, Inc.	725,990	4,053,093
TSC Auto ID Technology Co., Ltd.	97,000	773,623
Tung Thih Electronic Co., Ltd.	216,000	2,025,904
UDE Corp.	1,502,000	1,856,776
		15,045,546

Thailand (0.78%)
Ananda Development PCL	23,099,000	3,345,780
Premier Marketing PCL	6,383,700	1,722,384
		5,068,164

United Arab Emirates (0.21%)
Aramex PJSC	1,162,100	1,385,825

United States (25.79%)
Aratana Therapeutics, Inc.(a)	196,550	1,570,434

	Shares	Value (Note 2)
United States (continued)
Bank of the Ozarks, Inc.	43,025	$2,360,782
BG Staffing, Inc.	52,149	674,287
BioDelivery Sciences International, Inc.(a)	488,325	952,234
Diamond Hill Investment Group, Inc.	18,025	3,644,655
Dril‐Quip, Inc.(a)	26,450	1,645,190
Entellus Medical, Inc.(a)	93,675	1,602,779
EPAM Systems, Inc.(a)	73,550	4,733,678
Escalade, Inc.	105,481	1,392,349
ExlService Holdings, Inc.(a)	56,050	2,575,497
Fastenal Co.	44,500	2,210,760
First Cash Financial Services, Inc.	87,700	3,744,790
First Republic Bank	138,175	13,034,048
Genpact, Ltd.(a)	89,025	2,197,137
Gentex Corp.	265,325	5,542,639
Hibbett Sports, Inc.(a)	57,750	1,905,750
Hingham Institution for Savings	15,450	2,987,875
Home BancShares, Inc.	173,800	4,682,172
Inphi Corp.(a)	131,425	6,021,893
K2M Group Holdings, Inc.(a)	70,050	1,423,416
Kinsale Capital Group, Inc.	51,325	1,506,389
Knight Transportation, Inc.	317,470	10,603,498
LeMaitre Vascular, Inc.	95,198	2,161,947
LGI Homes, Inc.(a)	80,351	2,495,702
Littelfuse, Inc.	13,950	2,200,054
Malibu Boats, Inc., Class A(a)	132,300	2,455,488
MarketAxess Holdings, Inc.	39,900	7,471,275
MEDNAX, Inc.(a)	88,375	6,040,431
Microchip Technology, Inc.	75,945	5,114,896
MSC Industrial Direct Co., Inc., Class A	41,875	4,277,531
Paycom Software, Inc.(a)	61,800	2,857,632
Power Integrations, Inc.	181,825	12,909,575
PRA Group, Inc.(a)	134,400	5,349,120
Signature Bank(a)	27,400	4,316,048
Silicon Laboratories, Inc.(a)	77,765	5,070,278
Spirit Airlines, Inc.(a)	55,075	2,976,253
Sportsman's Warehouse Holdings, Inc.(a)	726,500	5,405,160
Sprouts Farmers Market, Inc.(a)	190,750	3,561,303
STAAR Surgical Co.(a)	336,650	3,332,835
SVB Financial Group(a)	13,350	2,299,271
Trecora Resources(a)	92,400	1,145,760
TriMas Corp.(a)	145,225	3,093,293
Universal Logistics Holdings, Inc.	274,107	3,960,846
Veracyte, Inc.(a)	213,902	1,578,597
Virtusa Corp.(a)	47,425	1,208,389
		168,293,936
	Shares	Value (Note 2)
Vietnam (0.39%)
DHG Pharmaceutical JSC	99,020	$482,116
Vietnam Dairy Products JSC	358,800	2,048,697
		2,530,813

TOTAL COMMON STOCKS (Cost $515,669,297)		637,757,658

TOTAL INVESTMENTS (97.75%) (Cost $515,669,297)		$637,757,658

Other Assets In Excess Of Liabilities (2.25%)		14,668,329

NET ASSETS (100.00%)		$652,425,987

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $17,294,191, representing 2.65% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $13,329,796, representing 2.04% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.73%)
Argentina (0.45%)
Globant SA(a)	41,163	$1,364,553

Australia (1.72%)
Beacon Lighting Group, Ltd.	477,900	579,903
Blue Sky Alternative Investments, Ltd.	108,000	565,160
CTI Logistics, Ltd.	323,146	208,313
Greencross, Ltd.	196,400	981,579
Magellan Financial Group, Ltd.	33,264	592,845
Mitula Group, Ltd.(a)	984,973	612,543
Monash IVF Group, Ltd.	206,100	259,468
National Storage REIT	110,178	120,743
Reject Shop, Ltd.	204,953	1,318,101
		5,238,655

Austria (0.44%)
Palfinger AG	40,248	1,351,442

Bangladesh (0.10%)
Square Pharmaceuticals, Ltd.	96,918	316,843

Belgium (0.30%)
Melexis NV	12,385	929,456

Bermuda (0.61%)
Athene Holding, Ltd., Class A(a)	19,200	901,056
Axalta Coating Systems, Ltd.(a)	32,975	956,275
		1,857,331

Brazil (0.25%)
FPC Par Corretora de Seguros SA	122,100	546,352
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,100	228,967
		775,319

Britain (8.92%)
AB Dynamics PLC	103,406	718,719
Abcam PLC	66,289	682,560
Arrow Global Group PLC	235,351	917,822
Ascential PLC	414,900	1,493,283
B&M European Value Retail SA	241,600	912,711
Bioventix PLC	15,800	288,208
Clinigen Group PLC	389,030	3,856,473

	Shares	Value (Note 2)
Britain (continued)
Close Brothers Group PLC	51,619	$941,583
Diploma PLC	68,800	878,487
dotdigital group PLC	1,460,256	1,079,239
EMIS Group PLC	53,596	595,015
Exova Group PLC	128,000	312,789
Horizon Discovery Group PLC(a)	155,300	341,893
IDOX PLC	550,000	460,114
Intertek Group PLC	17,900	763,818
Metro Bank PLC(a)	32,700	1,369,438
Morses Club PLC	428,000	638,033
Motorpoint Group PLC(a)(b)	171,000	279,116
On the Beach Group PLC(b)(c)	310,000	1,006,149
Oxford Immunotec Global PLC(a)	68,850	930,164
Premier Technical Services Group PLC	640,000	700,455
Purplebricks Group PLC(a)	319,300	767,208
River & Mercantile Group PLC	84,200	263,353
RPS Group PLC	166,299	475,940
S&U PLC	18,000	471,109
Sanne Group PLC	292,973	2,292,445
Secure Trust Bank PLC	19,200	535,003
Softcat PLC	169,365	661,768
Topps Tiles PLC	430,895	452,625
Ultra Electronics Holdings PLC	26,150	607,603
WANdisco PLC(a)	100,245	428,768
WS Atkins PLC	59,900	1,100,926
		27,222,817

Canada (2.48%)
Biosyent, Inc.(a)	99,900	537,406
Birchcliff Energy, Ltd.(a)	93,200	574,420
Cipher Pharmaceuticals, Inc.(a)	205,100	748,684
DIRTT Environmental Solutions(a)	354,600	1,891,200
Ritchie Bros. Auctioneers, Inc.	33,350	1,081,874
Sandvine Corp.	182,900	396,371
Stantec, Inc.	47,520	1,273,774
TFI International, Inc.	39,796	1,077,130
		7,580,859

Cayman Islands (0.07%)
Lida Holdings, Ltd.(a)	58,000	201,684

China (5.62%)
BBI Life Sciences Corp.(b)	5,888,500	1,404,030
BrightKing Holdings, Ltd.	279,000	618,596
China Medical System Holdings, Ltd.	1,860,000	3,049,298
Essex Bio-technology, Ltd.	1,321,000	573,763

	Shares	Value (Note 2)
China (continued)
Man Wah Holdings, Ltd.	8,973,600	$5,759,647
O2Micro International, Ltd., ADR(a)	292,039	686,292
On-Bright Electronics, Inc.	206,400	1,432,144
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	78,700	377,834
Silergy Corp.	134,925	2,044,579
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,831,000	1,203,534
		17,149,717

Colombia (1.01%)
Amerisur Resources PLC(a)	2,537,100	821,856
Gran Tierra Energy, Inc.(a)	386,195	996,383
Parex Resources, Inc.(a)	108,361	1,260,777
		3,079,016

Denmark (0.19%)
Ringkjoebing Landbobank A/S	2,730	594,870

Egypt (0.39%)
Commercial International Bank Egypt SAE	164,610	663,999
Integrated Diagnostics Holdings PLC(b)(c)	201,400	516,591
		1,180,590

Finland (0.45%)
Ferratum OYJ(b)	33,400	612,580
Metso OYJ	24,600	755,776
		1,368,356

France (1.73%)
Alten SA	10,400	774,650
Esker SA	24,409	1,219,984
Infotel SA	19,060	883,708
Medicrea International(a)	86,569	537,345
MGI Digital Graphic Technology(a)	10,652	467,543
Neurones	17,282	418,826
Thermador Groupe	2,874	257,134
Wavestone	7,969	734,227
		5,293,417

Georgia (0.84%)
BGEO Group PLC	29,100	1,083,592
Georgia Healthcare Group PLC(a)(b)(c)	124,748	533,572
TBC Bank Group PLC(a)	49,900	936,592
		2,553,756
	Shares	Value (Note 2)
Germany (2.77%)
Aroundtown Property Holdings PLC	170,077	$741,737
CANCOM SE	14,900	697,829
GRENKE AG	4,300	717,863
Nexus AG	42,185	896,202
Norma Group SE	42,460	1,888,656
PATRIZIA Immobilien AG(a)	46,131	740,752
publity AG	29,800	1,231,917
Wirecard AG	31,496	1,523,538
		8,438,494

Greece (0.44%)
Sarantis SA	119,670	1,331,886

Hong Kong (2.50%)
CSPC Pharmaceutical Group, Ltd.	970,000	1,095,155
International Housewares Retail Co., Ltd.	8,915,000	1,964,795
Samsonite International SA	361,800	1,142,443
TK Group Holdings, Ltd.	2,093,000	596,158
Value Partners Group, Ltd.	1,378,000	1,191,713
Vitasoy International Holdings, Ltd.	847,000	1,650,574
		7,640,838

India (6.86%)
Advanced Enzyme Technologies, Ltd.(a)(b)	24,000	640,389
AIA Engineering, Ltd.	31,500	628,816
Alkem Laboratories, Ltd.	39,482	970,886
Bajaj Finance, Ltd.	67,000	1,023,986
City Union Bank, Ltd.	322,900	714,145
Control Print, Ltd.	146,500	517,592
Cyient, Ltd.	181,100	1,230,423
Divi’s Laboratories, Ltd.	31,000	319,892
Eros International Media, Ltd.(a)	240,328	594,222
Essel Propack, Ltd.	242,042	858,536
Hinduja Global Solutions, Ltd.	95,289	757,523
Igarashi Motors India, Ltd.	70,087	753,452
Inox Wind, Ltd.(a)	194,698	526,168
Kellton Tech Solutions,Ltd.(a)	166,134	289,440
Kovai Medical Center and Hospital	18,322	291,904
Kwality, Ltd.	180,814	366,319
Max Financial Services, Ltd.	68,500	570,101
MBL Infrastructures, Ltd.	329,406	240,336
MT Educare, Ltd.	425,130	818,678
Persistent Systems, Ltd.	25,132	220,241
Poly Medicure, Ltd.	95,104	611,178
Somany Ceramics, Ltd.	141,500	1,241,371
Time Technoplast, Ltd.	663,073	859,078

	Shares	Value (Note 2)
India (continued)
UFO Moviez India, Ltd.	70,483	$472,536
Vaibhav Global, Ltd.(a)	102,142	459,409
Vakrangee Software, Ltd.	116,000	522,509
Vesuvius India, Ltd.	34,043	600,300
WNS Holdings, Ltd., ADR(a)	77,225	2,196,279
Yes Bank, Ltd.	79,500	1,635,817
		20,931,526

Indonesia (2.49%)
Astra Graphia Tbk PT	1,942,500	253,132
Bank Rakyat Indonesia Persero Tbk PT	629,500	552,772
Delfi, Ltd.	1,017,500	1,624,419
Hexindo Adiperkasa Tbk PT	1,406,900	347,708
Indonesia Pondasi Raya Tbk PT	5,214,000	507,635
Panin Sekuritas Tbk PT	2,165,000	648,568
Selamat Sempurna Tbk PT	29,693,300	1,968,064
Surya Toto Indonesia Tbk PT	12,250,000	445,871
Tempo Scan Pacific Tbk PT	5,739,800	799,553
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	1,368,700	449,998
		7,597,720

Ireland (0.36%)
Irish Residential Properties PLC, REIT	874,377	1,094,913

Israel (2.07%)
Caesarstone Sdot-Yam, Ltd.(a)	7,115	215,940
Hamlet Israel-Canada, Ltd.	7,099	99,812
IDI Insurance Co., Ltd.	6,162	303,233
Kornit Digital, Ltd.(a)	95,126	1,579,092
Wix.com, Ltd.(a)	78,400	4,119,920
		6,317,997

Italy (1.07%)
Banca Sistema SpA(b)(c)	246,097	606,772
Brembo SpA	33,929	2,171,944
Telit Communications PLC	133,100	479,297
		3,258,013

Japan (5.88%)
AIT Corp.	70,200	678,312
Amiyaki Tei Co., Ltd.	30,200	1,057,843
Anest Iwata Corp.	72,700	708,263
Anshin Guarantor Service Co., Ltd.	83,100	512,981
AP Company Co., Ltd.(a)	62,100	432,297
CMIC Holdings Co., Ltd.	16,200	215,216
CyberAgent, Inc.	17,000	421,424
Dip Corp.	14,800	302,528
eGuarantee, Inc.	32,200	777,123

	Shares	Value (Note 2)
Japan (continued)
Encourage Technologies Co., Ltd.	23,400	$392,314
Future Architect, Inc.	115,600	812,916
Hard Off Corp. Co., Ltd.	213,000	2,214,702
M&A Capital Partners Co., Ltd.(a)	40,900	1,494,221
MISUMI Group, Inc.	67,800	1,267,009
Monogatari Corp.	9,900	359,051
Nihon M&A Center, Inc.	41,200	1,198,671
Prestige International, Inc.	97,800	713,730
Quick Co., Ltd.	58,700	572,391
Sawai Pharmaceutical Co., Ltd.	16,600	870,357
SK Kaken Co., Ltd.	3,000	289,080
Syuppin Co., Ltd.	129,400	1,531,117
Trancom Co., Ltd.	9,300	448,897
Trust Tech, Inc.	42,000	670,676
		17,941,119

Luxembourg (0.58%)
Grand City Properties SA	52,200	950,342
L’Occitane International SA	419,000	827,318
		1,777,660

Malaysia (0.54%)
AEON Credit Service M Bhd	161,600	569,859
Berjaya Food Bhd	1,084,300	425,936
CB Industrial Product Holding Bhd	876,633	399,774
Scicom MSC Bhd	497,600	247,143
		1,642,712

Mexico (0.49%)
Banregio Grupo Financiero SAB de CV	92,157	509,010
Credito Real SAB de CV SOFOM ER	361,735	514,323
Unifin Financiera SAB de CV SOFOM ENR	195,650	460,944
		1,484,277

Netherlands (1.02%)
Aalberts Industries NV	72,482	2,539,030
Shop Apotheke Europe NV(a)(c)	18,700	575,320
		3,114,350

New Zealand (2.36%)
CBL Corp., Ltd.	1,202,631	3,308,889
Restaurant Brands New Zealand, Ltd.	367,658	1,494,419
Trilogy International, Ltd.	1,145,563	2,412,233
		7,215,541

	Shares	Value (Note 2)
Norway (2.16%)
Medistim ASA	75,150	$656,010
Multiconsult ASA(b)(c)	63,000	794,369
Nordic Semiconductor ASA(a)	139,000	586,466
Norwegian Finans Holding ASA(a)	69,100	632,519
Protector Forsikring ASA	62,600	557,841
Skandiabanken ASA(a)(b)(c)	385,200	3,374,216
		6,601,421

Oman (0.38%)
Tethys Oil AB	137,900	1,166,627

Pakistan (0.33%)
Akzo Nobel Pakistan, Ltd.	157,500	426,718
Meezan Bank, Ltd.	919,000	578,030
		1,004,748

Peru (0.20%)
Credicorp, Ltd.	3,700	605,616

Philippines (1.93%)
Concepcion Industrial Corp.	956,600	1,095,674
Holcim Philippines, Inc.	2,332,000	777,880
Metro Retail Stores Group, Inc.	7,129,000	573,013
Pepsi-Cola Products Philippines, Inc.	15,380,100	1,010,608
Puregold Price Club, Inc.	860,700	747,156
Robinsons Land Corp.	725,300	365,820
Security Bank Corp.	307,700	1,318,229
		5,888,380

Poland (0.34%)
PGS Software SA	87,476	299,254
Wawel SA	2,541	748,017
		1,047,271

Russia (0.33%)
MD Medical Group Investments PLC, GDR(b)	11,855	122,699
TCS Group Holding PLC, GDR(b)	89,900	898,101
		1,020,800

Singapore (0.34%)
CSE Global, Ltd.	1,694,000	552,907
Riverstone Holdings, Ltd.	765,800	478,167
		1,031,074

South Africa (2.24%)
ARB Holdings, Ltd.	2,093,266	978,670
Blue Label Telecoms, Ltd.	564,502	763,282
Cartrack Holdings, Ltd.	1,975,900	1,561,657
	Shares	Value (Note 2)
South Africa (continued)
Clicks Group, Ltd.	81,600	$738,790
Clientele, Ltd.	102,589	129,426
EOH Holdings, Ltd.	47,700	519,302
Interwaste Holdings, Ltd.(a)	5,043,434	411,709
Italtile, Ltd.	921,472	944,381
Super Group, Ltd.(a)	286,800	777,925
		6,825,142

South Korea (1.95%)
Hanssem Co., Ltd.	4,300	771,491
Hy-Lok Corp.	46,840	796,050
Interpark Holdings Corp.	96,500	392,776
ISC Co., Ltd.	79,830	1,116,288
i-SENS, Inc.	8,450	204,324
Koh Young Technology, Inc.	14,143	532,447
Loen Entertainment, Inc.(a)	4,960	331,207
Mando Corp.	4,000	860,511
Vitzrocell Co., Ltd.	73,780	945,979
		5,951,073

Spain (0.00%)(d)
Let’s GOWEX SA(a)(e)	10,700	1

Sri Lanka (0.61%)
Hemas Holdings PLC	1,170,961	782,715
Royal Ceramics Lanka PLC	1,352,145	1,079,021
		1,861,736

Sweden (2.78%)
Avanza Bank Holding	7,200	329,664
Bufab Holding AB	86,050	777,166
HIQ International AB	90,026	653,548
Hoist Finance AB(b)(c)	129,800	1,250,203
Indutrade AB	36,300	735,786
Moberg Pharma AB(a)	111,100	911,322
Polygiene AB(a)	216,595	297,143
Svenska Handelsbanken AB, Class A	63,200	943,618
Sweco AB, Class B	54,500	1,203,136
SwedenCare AB(a)	18,066	53,906
TF Bank AB(a)(b)	72,300	743,904
Vitec Software Group AB, Class B	67,500	590,338
		8,489,734

Switzerland (1.24%)
Luxoft Holding, Inc.(a)	21,100	1,241,735
VZ Holding AG	4,850	1,458,112
Wizz Air Holdings PLC(a)(b)(c)	48,300	1,082,162
		3,782,009

Taiwan (3.27%)
ASPEED Technology, Inc.	56,771	741,649
Cub Elecparts, Inc.	129,944	1,023,932
Dr. Wu Skincare Co., Ltd.	336,000	1,725,770

	Shares	Value (Note 2)
Taiwan (continued)
I Yuan Precision Ind. Co., Ltd.	132,000	$505,328
Novatek Microelectronics Corp.	129,000	454,747
Polytronics Technology Corp.	145,000	269,684
Sinmag Equipment Corp.	169,371	767,265
Sitronix Technology Corp.	312,000	937,612
Solidwizard Technology Co., Ltd.	70,000	198,526
Sporton International, Inc.	274,346	1,531,632
Test Research, Inc.	488,440	589,008
TSC Auto ID Technology Co., Ltd.	57,600	459,389
Tung Thih Electronic Co., Ltd.	59,000	553,372
UDE Corp.	185,000	228,697
		9,986,611

Thailand (0.86%)
Ananda Development PCL	6,517,100	943,971
Premier Marketing PCL	2,698,100	727,973
Srisawad Power(a)	549,000	643,177
Thaire Life Assurnce(a)	1,103,000	305,432
		2,620,553

Turkey (0.30%)
AvivaSA Emeklilik ve Hayat AS	53,534	311,571
Pinar SUT Mamulleri Sanayii AS	132,600	600,595
		912,166

Turkmenistan (0.10%)
Burford Capital, Ltd.	38,400	313,997

United States (21.90%)
AmTrust Financial Services, Inc.	22,650	597,733
Aratana Therapeutics, Inc.(a)	71,300	569,687
Bank of the Ozarks, Inc.	22,400	1,229,088
BG Staffing, Inc.	38,025	491,663
BioDelivery Sciences International, Inc.(a)	307,625	599,869
BofI Holding, Inc.(a)	26,025	767,737
Diamond Hill Investment Group, Inc.	2,825	571,215
Dril-Quip, Inc.(a)	9,225	573,795
Edwards Lifesciences Corp.(a)	4,825	464,358
Entellus Medical, Inc.(a)	17,548	300,246
EPAM Systems, Inc.(a)	22,550	1,451,318
ePlus, Inc.(a)	8,771	982,791
Escalade, Inc.	98,067	1,294,484
Etsy, Inc.(a)	62,000	781,820
	Shares	Value (Note 2)
United States (continued)
Evolent Health, Inc., Class A(a)	18,075	$328,965
ExlService Holdings, Inc.(a)	17,325	796,084
Fastenal Co.	31,125	1,546,290
First Cash Financial Services, Inc.	11,200	478,240
First of Long Island Corp.	20,625	558,937
First Republic Bank	38,925	3,671,795
Genesee & Wyoming, Inc., Class A(a)	8,825	665,052
Genpact, Ltd.(a)	23,575	581,831
Gentex Corp.	80,850	1,688,956
Hennessy Advisors, Inc.	16,426	456,807
Hibbett Sports, Inc.(a)	15,325	505,725
Hingham Institution for Savings	6,300	1,218,357
Home BancShares, Inc.	43,575	1,173,910
INC Research Holdings, Inc., Class A(a)	6,750	357,750
Inphi Corp.(a)	67,450	3,090,559
K2M Group Holdings, Inc.(a)	21,800	442,976
Kinsale Capital Group, Inc.	50,475	1,481,441
Knight Transportation, Inc.	32,575	1,088,005
LeMaitre Vascular, Inc.	17,568	398,969
LGI Homes, Inc.(a)	21,650	672,449
Littelfuse, Inc.	4,800	757,008
Malibu Boats, Inc., Class A(a)	30,419	564,577
MarketAxess Holdings, Inc.	8,080	1,512,980
MEDNAX, Inc.(a)	39,975	2,732,291
Microchip Technology, Inc.	14,250	959,737
MSC Industrial Direct Co., Inc., Class A	13,450	1,373,918
National Beverage Corp.	20,600	1,033,914
NV5 Global, Inc.(a)	22,650	922,988
NxStage Medical, Inc.(a)	37,850	1,018,165
OTC Markets Group, Inc., Class A	9,626	203,590
Palo Alto Networks, Inc.(a)	4,175	616,063
Patrick Industries, Inc.(a)	7,625	623,344
Paycom Software, Inc.(a)	24,225	1,120,164
Power Integrations, Inc.	32,065	2,276,615
PRA Group, Inc.(a)	20,650	821,870
Proto Labs, Inc.(a)	27,950	1,467,375
Qualys, Inc.(a)	23,825	855,318
Reis, Inc.	17,200	344,000
Seacoast Commerce Banc Holdings	34,240	616,320
ServisFirst Bancshares, Inc.	24,400	976,976
Signature Bank(a)	7,900	1,244,408
Silicon Laboratories, Inc.(a)	20,175	1,315,410
Spirit Airlines, Inc.(a)	20,325	1,098,363
Sportsman’s Warehouse Holdings, Inc.(a)	139,175	1,035,462
Sprouts Farmers Market, Inc.(a)	45,525	849,952
STAAR Surgical Co.(a)	44,536	440,906

	Shares	Value (Note 2)
United States (continued)
SVB Financial Group(a)	10,450	$1,799,804
Synaptics, Inc.(a)	11,825	666,694
Transcat, Inc.(a)	121,352	1,462,292
Trecora Resources(a)	43,561	540,156
TriMas Corp.(a)	63,025	1,342,433
Under Armour, Inc., Class A(a)	35,300	758,597
Veracyte, Inc.(a)	145,404	1,073,082
Virtusa Corp.(a)	20,675	526,799
		66,830,473

Vietnam (1.47%)
Binh Minh Plastics JSC	70,930	605,931
DHG Pharmaceutical JSC	101,666	494,999
Lix Detergent JSC	485,420	1,192,467
Nui Nho Stone JSC	80,940	259,739
PetroVietnam Drilling and Well Services JSC(a)	296,263	275,380
Traphaco JSC	78,380	392,550
Vietnam Dairy Products JSC	222,291	1,269,250
		4,490,316

TOTAL COMMON STOCKS (Cost $260,803,334)		298,275,475

PREFERRED STOCKS (0.20%)
Brazil (0.20%)
Itau Unibanco Holding SA	50,410	595,750

TOTAL PREFERRED STOCKS (Cost $314,357)		595,750

RIGHTS (0.00%)(d)
Cayman Islands (0.00%)(d)
Brightking Holdings, Ltd., Strike Price 53.00 TWD (expiring 02/17/17)(a)	16,312	8,587

TOTAL RIGHTS (Cost $0)		8,587

TOTAL INVESTMENTS (97.93%) (Cost $261,117,691)		$298,879,812

Other Assets In Excess Of Liabilities (2.07%)		6,310,060

NET ASSETS (100.00%)		$305,189,872

(a)	Non-Income Producing Security.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $16,021,541, representing 5.25% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $11,320,722, representing 3.71% of net assets.

(d)	Less than 0.005%.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Currency Abbreviations:
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.60%)
Argentina (0.33%)
Globant SA(a)	8,550	$283,433

Australia (0.49%)
Magellan Financial Group, Ltd.	23,685	422,124

Belgium (0.87%)
Melexis NV	9,974	748,518

Britain (7.00%)
Abcam PLC	44,625	459,492
B&M European Value Retail SA	339,300	1,281,800
Close Brothers Group PLC	23,091	421,203
Diploma PLC	54,850	700,364
Intertek Group PLC	15,200	648,605
Metro Bank PLC(a)	10,500	439,728
Ted Baker PLC	24,227	866,173
Ultra Electronics Holdings PLC	33,675	782,448
WS Atkins PLC	24,000	441,105
		6,040,918

Canada (6.05%)
Crescent Point Energy Corp.	36,289	423,058
Gildan Activewear, Inc.	22,220	581,263
Ritchie Bros. Auctioneers, Inc.	41,075	1,332,473
Stantec, Inc.	68,457	1,834,990
TFI International, Inc.	39,026	1,056,289
		5,228,073

China (5.40%)
AAC Technologies Holdings, Inc.	26,000	268,079
China Medical System Holdings, Ltd.	648,000	1,062,336
Ctrip.com International, Ltd., ADR(a)	7,275	314,353
Man Wah Holdings, Ltd.	2,675,800	1,717,445
Silergy Corp.	56,000	848,593
Tencent Holdings, Ltd.	17,000	447,847
		4,658,653

Colombia (0.65%)
Parex Resources, Inc.(a)	48,143	560,142

Finland (0.49%)
Metso OYJ	13,786	423,542
	Shares	Value (Note 2)
France (1.60%)
Alten SA	11,618	$865,373
BioMerieux	1,950	307,966
Bureau Veritas SA	10,800	211,254
		1,384,593

Georgia (0.69%)
BGEO Group PLC	16,000	595,789

Germany (4.34%)
Aroundtown Property Holdings PLC	114,654	500,027
CTS Eventim AG & Co. KGaA	9,200	318,848
GRENKE AG	4,450	742,905
Norma Group SE	19,040	846,915
PATRIZIA Immobilien AG(a)	39,086	627,626
Wirecard AG	14,750	713,493
		3,749,814

Hong Kong (4.18%)
CSPC Pharmaceutical Group, Ltd.	426,000	480,965
Samsonite International SA	196,200	619,534
Value Partners Group, Ltd.	1,821,900	1,575,603
Vitasoy International Holdings, Ltd.	478,500	932,467
		3,608,569

India (4.74%)
AIA Engineering, Ltd.	21,575	430,689
Alkem Laboratories, Ltd.	21,324	524,370
Bajaj Finance, Ltd.	32,000	489,068
Divi's Laboratories, Ltd.	28,600	295,126
Indiabulls Housing Finance, Ltd.	27,200	300,946
Max Financial Services, Ltd.	36,500	303,777
WNS Holdings, Ltd., ADR(a)	25,425	723,087
Yes Bank, Ltd.	49,700	1,022,643
		4,089,706

Indonesia (0.94%)
Bank Rakyat Indonesia Persero Tbk PT	641,600	563,397
Delfi, Ltd.	156,500	249,849
		813,246

Israel (0.68%)
Wix.com, Ltd.(a)	11,250	591,188

Italy (1.68%)
Brembo SpA	17,872	1,144,066
DiaSorin SpA	5,173	308,530
		1,452,596

Japan (9.17%)
Century Tokyo Leasing Corp.	15,800	538,048

	Shares	Value (Note 2)
Japan (continued)
Create SD Holdings Co., Ltd.	22,300	$491,386
CyberAgent, Inc.	20,700	513,146
Dip Corp.	29,600	605,055
MISUMI Group, Inc.	69,200	1,293,172
MonotaRO Co., Ltd.	24,200	635,274
Nihon M&A Center, Inc.	72,700	2,115,131
Sawai Pharmaceutical Co., Ltd.	14,000	734,036
Seria Co., Ltd.	8,400	570,614
Suruga Bank, Ltd.	18,600	425,011
		7,920,873

Luxembourg (1.48%)
Grand City Properties SA	42,600	775,566
L'Occitane International SA	254,400	502,315
		1,277,881

Mexico (0.57%)
Banregio Grupo Financiero SAB de CV	89,900	496,544

Netherlands (1.34%)
Aalberts Industries NV	33,138	1,160,818

Norway (0.36%)
Norwegian Finans Holding ASA(a)	34,000	311,225

Peru (0.41%)
Credicorp, Ltd.	2,150	351,912

Philippines (3.03%)
Puregold Price Club, Inc.	766,000	664,949
Robinsons Land Corp.	527,000	265,803
Robinsons Retail Holdings, Inc.	413,900	657,050
Security Bank Corp.	240,300	1,029,478
		2,617,280

Poland (0.28%)
AmRest Holdings SE(a)	3,000	245,711

South Africa (0.86%)
EOH Holdings, Ltd.	68,350	744,115

South Korea (0.98%)
LG Household & Health Care, Ltd.	600	453,834
Loen Entertainment, Inc.(a)	1,500	100,163
Mando Corp.	1,350	290,423
		844,420

Sweden (2.95%)
Hexpol AB	44,062	426,661
Indutrade AB	32,325	655,214
	Shares	Value (Note 2)
Sweden (continued)
Nibe Industrier AB, Class B	40,808	$336,603
Svenska Handelsbanken AB, Class A	43,800	653,963
Sweco AB, Class B	21,400	472,424
		2,544,865

Switzerland (1.72%)
Luxoft Holding, Inc.(a)	7,275	428,134
VZ Holding AG	2,690	808,726
Wizz Air Holdings PLC(a)(b)(c)	10,900	244,214
		1,481,074

Taiwan (0.82%)
Largan Precision Co., Ltd.	5,000	709,819

Thailand (0.35%)
Srisawad Power(a)	255,000	298,743

United States (30.42%)
Amazon.com, Inc.(a)	800	658,784
AmTrust Financial Services, Inc.	11,150	294,248
Bank of the Ozarks, Inc.	7,900	433,473
BofI Holding, Inc.(a)	10,275	303,112
Carter's, Inc.	5,175	433,406
Dollar Tree, Inc.(a)	8,425	650,326
Dril-Quip, Inc.(a)	4,850	301,670
Edwards Lifesciences Corp.(a)	4,425	425,862
EPAM Systems, Inc.(a)	14,350	923,566
Etsy, Inc.(a)	34,050	429,370
Fastenal Co.	12,500	621,000
First Cash Financial Services, Inc.	11,450	488,915
First Republic Bank	25,550	2,410,131
Genpact, Ltd.(a)	20,525	506,557
Gentex Corp.	62,500	1,305,625
Home BancShares, Inc.	14,212	382,871
Inphi Corp.(a)	9,275	424,980
Knight Transportation, Inc.	40,675	1,358,545
Littelfuse, Inc.	4,000	630,840
LKQ Corp.(a)	26,950	859,974
MarketAxess Holdings, Inc.	5,100	954,975
MEDNAX, Inc.(a)	23,975	1,638,691
Microchip Technology, Inc.	14,050	946,268
MSC Industrial Direct Co., Inc., Class A	5,500	561,825
National Beverage Corp.	5,075	254,714
Palo Alto Networks, Inc.(a)	3,575	527,527
Paycom Software, Inc.(a)	11,250	520,200
Power Integrations, Inc.	25,025	1,776,775
PRA Group, Inc.(a)	19,850	790,030
Proto Labs, Inc.(a)	10,925	573,563
SEI Investments Co.	8,450	409,910
Signature Bank(a)	3,975	626,142

	Shares	Value (Note 2)
United States (continued)
Silicon Laboratories, Inc.(a)	9,500	$619,400
Spirit Airlines, Inc.(a)	5,875	317,485
Sprouts Farmers Market, Inc.(a)	26,450	493,822
SVB Financial Group(a)	2,625	452,104
Tyler Technologies, Inc.(a)	2,225	324,895
Under Armour, Inc., Class A(a)	11,950	256,806
Virtusa Corp.(a)	14,608	372,212
		26,260,599

Vietnam (0.73%)
Vietnam Dairy Products JSC	109,724	626,509

TOTAL COMMON STOCKS (Cost $75,242,154)		82,543,292

PREFERRED STOCKS (0.59%)
Brazil (0.59%)
Itau Unibanco Holding SA	42,845	506,346

TOTAL PREFERRED STOCKS (Cost $346,546)		506,346

TOTAL INVESTMENTS (96.19%) (Cost $75,588,700)		$83,049,638

Other Assets In Excess Of Liabilities (3.81%)		3,289,081

NET ASSETS (100.00%)		$86,338,719

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $244,214, representing 0.28% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $244,214, representing 0.28% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.
For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.21%)
Argentina (0.47%)
Globant SA(a)	101,600	$3,368,040

Australia (1.91%)
CTI Logistics, Ltd.	1,533,161	988,337
Greencross, Ltd.	983,600	4,915,893
Magellan Financial Group, Ltd.	220,800	3,935,187
Medical Developments International, Ltd.	520,709	2,041,663
National Storage REIT	390,553	428,002
Reject Shop, Ltd.	222,431	1,430,506
		13,739,588

Austria (1.02%)
Palfinger AG	218,040	7,321,320

Belgium (0.92%)
Melexis NV	87,784	6,587,917

Brazil (0.92%)
FPC Par Corretora de Seguros SA	883,200	3,951,991
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	347,700	2,644,908
		6,596,899

Britain (10.23%)
Abcam PLC	294,566	3,033,069
Alliance Pharma PLC	3,193,134	2,008,483
Arrow Global Group PLC	1,660,300	6,474,842
Ascential PLC	1,043,100	3,754,263
Clinigen Group PLC	1,542,373	15,289,616
Diploma PLC	214,800	2,742,719
EMIS Group PLC	404,800	4,494,032
Exova Group PLC	587,400	1,435,410
Intertek Group PLC	82,800	3,533,191
Motorpoint Group PLC(a)(b)	842,350	1,374,931
On the Beach Group PLC(b)(c)	770,900	2,502,066
Oxford Immunotec Global PLC(a)	241,755	3,266,110
Purplebricks Group PLC(a)	1,062,400	2,552,715
River & Mercantile Group PLC	625,400	1,956,067
RPS Group PLC	1,050,211	3,005,653
Sanne Group PLC	697,166	5,455,160
Secure Trust Bank PLC	95,300	2,655,508
Tracsis PLC	190,900	1,240,387
Ultra Electronics Holdings PLC	131,500	3,055,439

	Shares	Value (Note 2)
Britain (continued)
WS Atkins PLC	204,200	$3,753,072
		73,582,733

Canada (4.27%)
Biosyent, Inc.(a)	336,000	1,807,493
Cipher Pharmaceuticals, Inc.(a)	887,400	3,239,308
DIRTT Environmental Solutions(a)	880,400	4,695,467
Home Capital Group, Inc.	111,542	2,548,429
Richelieu Hardware, Ltd.	229,350	4,802,911
Sandvine Corp.	857,700	1,858,762
Stantec, Inc.	291,710	7,819,285
TFI International, Inc.	145,200	3,930,024
		30,701,679

China (6.24%)
BBI Life Sciences Corp.(b)	13,550,000	3,230,806
BrightKing Holdings, Ltd.	501,000	1,110,812
China Medical System Holdings, Ltd.	5,683,000	9,316,754
Man Wah Holdings, Ltd.	22,361,200	14,352,392
O2Micro International, Ltd., ADR(a)	950,233	2,233,048
On‐Bright Electronics, Inc.	636,000	4,413,003
Silergy Corp.	506,199	7,670,660
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	3,907,500	2,568,437
		44,895,912

Colombia (1.05%)
Gran Tierra Energy, Inc.(a)	1,178,037	3,039,336
Parex Resources, Inc.(a)	388,975	4,525,711
		7,565,047

Denmark (0.42%)
Ringkjoebing Landbobank A/S	13,763	2,998,971

Egypt (0.05%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	395,523

Finland (0.18%)
Ferratum OYJ(b)	69,000	1,265,510

France (3.50%)
Alten SA	51,300	3,821,109
Bureau Veritas SA	124,800	2,441,158
Esker SA	97,543	4,875,286
Infotel SA	55,350	2,566,279
Medicrea International(a)	193,596	1,201,676
MGI Digital Graphic Technology(a)	66,313	2,910,644

	Shares	Value (Note 2)
France (continued)
Neurones	67,120	$1,626,640
Tessi SA	12,400	1,967,714
Thermador Groupe	15,159	1,356,261
Wavestone	25,977	2,393,401
		25,160,168

Georgia (1.12%)
BGEO Group PLC	159,611	5,943,407
TBC Bank Group PLC(a)	113,800	2,135,955
		8,079,362

Germany (4.24%)
Aroundtown Property Holdings PLC	805,600	3,513,369
CANCOM SE	70,600	3,306,491
GRENKE AG	6,900	1,151,919
Nexus AG	278,516	5,916,955
Norma Group SE	48,103	2,139,662
PATRIZIA Immobilien AG(a)	169,904	2,728,246
publity AG	117,900	4,873,926
Softing AG	96,691	1,286,981
Wirecard AG	115,711	5,597,223
		30,514,772

Hong Kong (2.72%)
CSPC Pharmaceutical Group, Ltd.	3,206,000	3,619,657
International Housewares Retail Co., Ltd.	13,447,000	2,963,612
Samsonite International SA	1,124,000	3,549,215
Value Partners Group, Ltd.	6,839,000	5,914,458
Vitasoy International Holdings, Ltd.	1,797,338	3,502,526
		19,549,468

India (7.96%)
AIA Engineering, Ltd.	131,924	2,633,522
Alkem Laboratories, Ltd.	313,843	7,717,591
Bajaj Finance, Ltd.	297,260	4,543,133
City Union Bank, Ltd.	1,976,565	4,371,488
Cyient, Ltd.	453,767	3,082,967
Divi's Laboratories, Ltd.	133,500	1,377,601
Essel Propack, Ltd.	729,500	2,587,577
Hinduja Global Solutions, Ltd.	340,600	2,707,681
Indiabulls Housing Finance, Ltd.	389,000	4,303,970
Kellton Tech Solutions, Ltd.(a)	427,007	743,934
KPIT Technologies, Ltd.	640,821	1,229,315
MBL Infrastructures, Ltd.	580,500	423,535
Time Technoplast, Ltd.	4,093,734	5,303,843
UFO Moviez India, Ltd.	132,458	888,032
Vaibhav Global, Ltd.(a)	258,200	1,161,320
Vakrangee Software, Ltd.	921,000	4,148,539
	Shares	Value (Note 2)
India (continued)
WNS Holdings, Ltd., ADR(a)	194,875	$5,542,245
Yes Bank, Ltd.	217,500	4,475,348
		57,241,641

Indonesia (3.37%)
Arwana Citramulia Tbk PT	63,148,500	2,222,789
Astra Graphia Tbk PT	10,792,000	1,406,334
Bekasi Fajar Industrial Estate Tbk PT	65,215,500	1,631,303
Delfi, Ltd.	1,445,600	2,307,873
Indonesia Pondasi Raya Tbk PT	19,664,100	1,914,498
Link Net Tbk PT	5,792,700	2,169,144
Lippo Cikarang Tbk PT(a)	2,189,000	816,418
Panin Sekuritas Tbk PT	8,494,000	2,544,542
Selamat Sempurna Tbk PT	69,686,300	4,618,789
Tempo Scan Pacific Tbk PT	19,383,500	2,700,117
Ultrajaya Milk Industry & Trading Co. Tbk PT(a)	5,739,500	1,887,018
		24,218,825

Ireland (1.02%)
Irish Residential Properties PLC, REIT	5,867,176	7,347,001

Israel (0.91%)
Sarine Technologies, Ltd.	1,358,600	1,783,382
Wix.com, Ltd.(a)	91,150	4,789,933
		6,573,315

Italy (0.81%)
Banca Sistema SpA(b)(c)	1,071,907	2,642,873
Brembo SpA	50,284	3,218,900
		5,861,773

Japan (12.54%)
AIT Corp.	465,700	4,499,856
Amiyaki Tei Co., Ltd.	75,600	2,648,109
Anest Iwata Corp.	348,000	3,390,311
Anshin Guarantor Service Co., Ltd.	375,000	2,314,897
AP Company Co., Ltd.(a)	120,400	838,140
ARCLAND SERVICE Co., Ltd.	55,300	1,515,840
Century Tokyo Leasing Corp.	104,500	3,558,609
CMIC Holdings Co., Ltd.	61,955	823,067
Create SD Holdings Co., Ltd.	111,500	2,456,930
CyberAgent, Inc.	212,700	5,272,760
eGuarantee, Inc.	212,300	5,123,705
Future Architect, Inc.	721,100	5,070,883
GCA Savvian Corp.	698,800	5,105,925
Hard Off Corp. Co., Ltd.	289,300	3,008,043
M&A Capital Partners Co., Ltd.(a)	231,400	8,453,857
MISUMI Group, Inc.	223,700	4,180,382
Monogatari Corp.	41,500	1,505,115

	Shares	Value (Note 2)
Japan (continued)
Nihon M&A Center, Inc.	136,000	$3,956,780
Prestige International, Inc.	794,800	5,800,329
Quick Co., Ltd.	365,400	3,563,063
Sawai Pharmaceutical Co., Ltd.	64,700	3,392,295
SK Kaken Co., Ltd.	21,000	2,023,558
Syuppin Co., Ltd.	253,600	3,000,705
Trancom Co., Ltd.	104,590	5,048,406
Trust Tech, Inc.	227,600	3,634,424
		90,185,989

Luxembourg (0.82%)
Grand City Properties SA	187,800	3,419,046
L'Occitane International SA	1,238,712	2,445,845
		5,864,891

Malaysia (1.46%)
7‐Eleven Malaysia Holdings Bhd, Class B	3,575,000	1,218,704
AEON Credit Service M Bhd	745,040	2,627,277
Berjaya Food Bhd	2,056,016	807,646
CB Industrial Product Holding Bhd	3,120,200	1,422,916
My EG Services Bhd	10,721,400	3,848,522
Scicom MSC Bhd	1,164,200	578,223
		10,503,288

Mexico (1.35%)
Banregio Grupo Financiero SAB de CV	560,065	3,093,403
Credito Real SAB de CV SOFOM ER	4,652,840	6,615,518
		9,708,921

Netherlands (0.63%)
Aalberts Industries NV	128,397	4,497,722

New Zealand (1.59%)
CBL Corp., Ltd.	1,361,167	3,745,081
Restaurant Brands New Zealand, Ltd.	1,240,800	5,043,477
Trilogy International, Ltd.	1,257,385	2,647,699
		11,436,257

Norway (2.82%)
Medistim ASA	420,559	3,671,201
Multiconsult ASA(b)(c)	147,000	1,853,529
Nordic Semiconductor ASA(a)	863,600	3,643,683
Norwegian Finans Holding ASA(a)	275,300	2,520,008
Skandiabanken ASA(a)(b)(c)	979,400	8,579,197
		20,267,618
	Shares	Value (Note 2)
Oman (0.58%)
Tethys Oil AB	496,508	$4,200,431

Peru (0.38%)
Credicorp, Ltd.	16,850	2,758,008

Philippines (2.68%)
Concepcion Industrial Corp.	3,109,000	3,560,997
Holcim Philippines, Inc.	2,303,300	768,307
Metro Retail Stores Group, Inc.	28,329,000	2,277,022
Pepsi‐Cola Products Philippines, Inc.	34,685,500	2,279,144
Puregold Price Club, Inc.	2,465,000	2,139,817
Security Bank Corp.	1,931,760	8,275,921
		19,301,208

Singapore (0.76%)
CSE Global, Ltd.	5,921,055	1,932,583
Riverstone Holdings, Ltd.	5,677,000	3,544,726
		5,477,309

South Africa (2.65%)
Blue Label Telecoms, Ltd.	2,117,200	2,862,737
Cartrack Holdings, Ltd.	4,849,500	3,832,814
Clicks Group, Ltd.	194,385	1,759,924
EOH Holdings, Ltd.	349,156	3,801,201
Italtile, Ltd.	3,988,625	4,087,786
OneLogix Group, Ltd.(a)	2,450,980	603,878
Super Group, Ltd.(a)	788,297	2,138,201
		19,086,541

South Korea (2.31%)
Hy‐Lok Corp.	286,501	4,869,112
ISC Co., Ltd.	286,949	4,012,496
Koh Young Technology, Inc.	44,883	1,689,726
Kolao Holdings	173,500	1,094,359
Loen Entertainment, Inc.(a)	11,080	739,874
Vitzrocell Co., Ltd.	325,737	4,176,475
		16,582,042

Sweden (4.00%)
AddTech AB, Class B	363,013	6,266,644
Bufab Holding AB	716,600	6,472,019
HIQ International AB	253,096	1,837,363
Hoist Finance AB(b)(c)	397,800	3,831,516
Indutrade AB	173,750	3,521,839
Moberg Pharma AB(a)	349,594	2,867,621
Odd Molly International AB	72,938	399,416
Opus Group AB	3,980,568	3,549,568
		28,745,986

Switzerland (1.38%)
Luxoft Holding, Inc.(a)	50,225	2,955,741

	Shares	Value (Note 2)
Switzerland (continued)
VZ Holding AG	23,280	$6,998,939
		9,954,680

Taiwan (4.54%)
ASPEED Technology, Inc.	166,958	2,181,117
Cub Elecparts, Inc.	195,732	1,542,328
Dr. Wu Skincare Co., Ltd.	181,000	929,656
Materials Analysis Technology, Inc.	1,032,000	2,959,765
Novatek Microelectronics Corp.	707,000	2,492,296
Polytronics Technology Corp.	1,130,300	2,102,230
Sinmag Equipment Corp.	952,810	4,316,309
Sitronix Technology Corp.	841,000	2,527,346
Sporton International, Inc.	1,501,650	8,383,486
Test Research, Inc.	2,114,252	2,549,567
TSC Auto ID Technology Co., Ltd.	104,000	829,452
UDE Corp.	1,468,000	1,814,745
		32,628,297

Thailand (0.85%)
Ananda Development PCL	26,514,800	3,840,542
Premier Marketing PCL	8,478,400	2,287,555
		6,128,097

United Arab Emirates (0.31%)
Aramex PJSC	1,855,000	2,212,121

United States (1.13%)
EPAM Systems, Inc.(a)	80,850	5,203,506
First Cash Financial Services, Inc.	68,475	2,923,883
		8,127,389

Vietnam (0.10%)
DHG Pharmaceutical JSC	146,000	710,855

TOTAL COMMON STOCKS (Cost $585,512,717)		691,943,114

RIGHTS (0.00%)(d)
Cayman Islands (0.00%)(d)
Brightking Holdings, Ltd., Strike Price 53.00 TWD (expiring 02/17/17)(a)	29,292	15,419

TOTAL RIGHTS (Cost $0)		15,419
Value (Note 2)
TOTAL INVESTMENTS (96.21%) (Cost $585,512,717)	$691,958,533

Other Assets In Excess Of Liabilities (3.79%)	27,225,183

NET ASSETS (100.00%)	$719,183,716

(a)	Non-Income Producing Security.
(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $28,244,388, representing 3.93% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $22,373,141, representing 3.11% of net assets.

(d)	Less than 0.005%.

Currency Abbreviations:
TWD - New Taiwan Dollar

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (92.68%)
Argentina (0.45%)
Globant SA(a)	35,175	$1,166,051

Australia (0.62%)
Magellan Financial Group, Ltd.	89,427	1,593,804

Belgium (1.53%)
Melexis NV	52,550	3,943,715

Britain (9.38%)
Abcam PLC	179,150	1,844,660
B&M European Value Retail SA	1,320,100	4,987,043
Close Brothers Group PLC	91,799	1,674,507
Diploma PLC	245,800	3,138,549
Intertek Group PLC	70,100	2,991,264
Metro Bank PLC(a)	42,400	1,775,663
Ted Baker PLC	71,599	2,559,835
Ultra Electronics Holdings PLC	151,450	3,518,983
WS Atkins PLC	94,600	1,738,691
		24,229,195

Canada (8.36%)
Crescent Point Energy Corp.	127,228	1,483,227
Gildan Activewear, Inc.	102,475	2,680,691
Ritchie Bros. Auctioneers, Inc.	160,100	5,193,644
Stantec, Inc.	295,736	7,927,202
TFI International, Inc.	159,351	4,313,039
		21,597,803

China (7.10%)
AAC Technologies Holdings, Inc.	118,000	1,216,667
China Medical System Holdings, Ltd.	2,628,600	4,309,347
Ctrip.com International, Ltd., ADR(a)	30,100	1,300,621
Man Wah Holdings, Ltd.	9,588,800	6,154,510
Silergy Corp.	249,000	3,773,209
Tencent Holdings, Ltd.	60,000	1,580,636
		18,334,990

Colombia (0.79%)
Parex Resources, Inc.(a)	176,633	2,055,119

Finland (0.64%)
Metso OYJ	53,826	1,653,674
	Shares	Value (Note 2)
France (2.39%)
Alten SA	54,049	$4,025,870
BioMerieux	7,950	1,255,551
Bureau Veritas SA	45,900	897,830
		6,179,251

Georgia (0.79%)
BGEO Group PLC	54,600	2,033,131

Germany (5.93%)
Aroundtown Property Holdings PLC	519,737	2,266,669
CTS Eventim AG & Co. KGaA	39,150	1,356,836
GRENKE AG	16,650	2,779,631
Norma Group SE	74,350	3,307,150
PATRIZIA Immobilien AG(a)	152,200	2,443,963
Wirecard AG	65,450	3,165,976
		15,320,225

Hong Kong (5.09%)
CSPC Pharmaceutical Group, Ltd.	1,534,000	1,731,926
Samsonite International SA	685,360	2,164,137
Value Partners Group, Ltd.	6,548,000	5,662,797
Vitasoy International Holdings, Ltd.	1,851,000	3,607,099
		13,165,959

India (6.56%)
AIA Engineering, Ltd.	104,900	2,094,057
Alkem Laboratories, Ltd.	69,174	1,701,031
Bajaj Finance, Ltd.	123,750	1,891,317
Divi's Laboratories, Ltd.	90,500	933,879
Indiabulls Housing Finance, Ltd.	115,500	1,277,914
Max Financial Services, Ltd.	153,000	1,273,365
WNS Holdings, Ltd., ADR(a)	124,220	3,532,817
Yes Bank, Ltd.	206,950	4,258,268
		16,962,648

Indonesia (1.39%)
Bank Rakyat Indonesia Persero Tbk PT	2,752,500	2,417,006
Delfi, Ltd.	731,600	1,167,985
		3,584,991

Israel (0.96%)
Wix.com, Ltd.(a)	47,075	2,473,791

Italy (2.51%)
Brembo SpA	80,747	5,168,971
DiaSorin SpA	22,290	1,329,430
		6,498,401

Japan (11.40%)
Century Tokyo Leasing Corp.	52,100	1,774,196

	Shares	Value (Note 2)
Japan (continued)
Create SD Holdings Co., Ltd.	101,700	$2,240,985
CyberAgent, Inc.	85,600	2,121,994
Dip Corp.	104,000	2,125,870
MISUMI Group, Inc.	256,000	4,783,987
MonotaRO Co., Ltd.	93,400	2,451,843
Nihon M&A Center, Inc.	242,800	7,064,016
Sawai Pharmaceutical Co., Ltd.	54,600	2,862,740
Seria Co., Ltd.	31,500	2,139,802
Suruga Bank, Ltd.	82,600	1,887,415
		29,452,848

Luxembourg (2.34%)
Grand City Properties SA	206,100	3,752,212
L'Occitane International SA	1,157,250	2,284,998
		6,037,210

Mexico (1.13%)
Banregio Grupo Financiero SAB de CV	530,750	2,931,488

Netherlands (2.09%)
Aalberts Industries NV	154,101	5,398,128

Norway (0.61%)
Norwegian Finans Holding ASA(a)	171,650	1,571,229

Peru (0.59%)
Credicorp, Ltd.	9,325	1,526,316

Philippines (4.05%)
Puregold Price Club, Inc.	3,347,200	2,905,637
Robinsons Land Corp.	2,310,000	1,165,096
Robinsons Retail Holdings, Inc.	1,657,320	2,630,931
Security Bank Corp.	880,200	3,770,896
		10,472,560

Poland (0.41%)
AmRest Holdings SE(a)	12,800	1,048,368

South Africa (1.17%)
EOH Holdings, Ltd.	277,000	3,015,651

South Korea (1.35%)
LG Household & Health Care, Ltd.	2,600	1,966,612
Loen Entertainment, Inc.(a)	4,000	267,103
Mando Corp.	5,850	1,258,497
		3,492,212

Sweden (4.48%)
Hexpol AB	198,925	1,926,232
Indutrade AB	155,050	3,142,798
	Shares	Value (Note 2)
Sweden (continued)
Nibe Industrier AB, Class B	246,900	$2,036,542
Svenska Handelsbanken AB, Class A	180,600	2,696,478
Sweco AB, Class B	79,900	1,763,863
		11,565,913

Switzerland (2.63%)
Luxoft Holding, Inc.(a)	32,025	1,884,671
VZ Holding AG	12,889	3,874,971
Wizz Air Holdings PLC(a)(b)(c)	46,500	1,041,833
		6,801,475

Taiwan (1.30%)
Largan Precision Co., Ltd.	21,000	2,981,242
Novatek Microelectronics Corp.	111,000	391,294
		3,372,536

Thailand (0.49%)
Srisawad Power(a)	1,080,000	1,265,266

United States (3.19%)
EPAM Systems, Inc.(a)	52,250	3,362,810
First Cash Financial Services, Inc.	55,125	2,353,838
Genpact, Ltd.(a)	102,750	2,535,870
		8,252,518

Vietnam (0.96%)
Vietnam Dairy Products JSC	435,574	2,487,066

TOTAL COMMON STOCKS (Cost $223,946,720)		239,483,532

PREFERRED STOCKS (0.97%)
Brazil (0.97%)
Itau Unibanco Holding SA	212,330	2,509,336

TOTAL PREFERRED STOCKS (Cost $1,505,196)		2,509,336

EXCHANGE‐TRADED FUNDS (1.39%)
iShares® MSCI EAFE ETF	40,000	2,385,200
iShares® MSCI Japan ETF	23,750	1,201,037

TOTAL EXCHANGE‐TRADED FUNDS (Cost $3,529,188)		3,586,237

TOTAL INVESTMENTS (95.04%) (Cost $228,981,104)	$245,579,105

Other Assets In Excess Of Liabilities (4.96%)	12,818,543

NET ASSETS (100.00%)	$258,397,648

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2017, these securities had a total aggregate market value of $1,041,833, representing 0.40% of net assets.

(c)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $1,041,833, representing 0.40% of net assets.

Holdings are subject to change, and may not reflect the current or future position of the portfolio.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2017, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2017:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	$362,221,924	$–	$–	$362,221,924
Rights*	–	8,802	–	8,802
Total	$362,221,924	$8,802	$–	$362,230,726

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$32,452,908	$–	$–	$32,452,908
Rights*	–	1,754	–	1,754
Total	$32,452,908	$1,754	$–	$32,454,662

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks*	$637,757,658	$–	$–	$637,757,658
Total	$637,757,658	$–	$–	$637,757,658

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Spain	$–	$–	$1	$1
Other*	298,275,474	–	–	298,275,474
Preferred Stocks*	$595,750	$–	$–	$595,750
Rights*	–	8,587	–	8,587
Total	$298,871,224	$8,587	$1	$298,879,812

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks*	$82,543,292	$–	$–	$82,543,292
Preferred Stocks*	506,346	–	–	506,346
Total	$83,049,638	$–	$–	$83,049,638

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks*	$691,943,114	$–	$–	$691,943,114
Rights*	–	15,419	–	15,419
Total	$691,943,114	$15,419	$–	$691,958,533

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	$239,483,532	$–	$–	$239,483,532
Preferred Stocks*	2,509,336	–	–	2,509,336
Exchange Traded Funds*	3,586,237	–	–	3,586,237
Total	$245,579,105	$–	$–	$245,579,105

The Funds utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. When the trigger is not met at a period end, it could result in securities transferring from a Level 2 to a Level 1 classification. The Funds did not have any transfers in/(out) of Level 1 and Level 2 during the reporting period ended January 31, 2017 that were also held as of April 30, 2016.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Grandeur Peak Emerging Markets Opportunities Fund	$56,826,775	$(47,132,506)	$9,694,269	$352,536,457
Grandeur Peak Global Micro Cap Fund	5,278,317	(1,894,638)	3,383,679	29,070,983
Grandeur Peak Global Opportunities Fund	174,902,204	(52,984,796)	121,917,408	515,840,250
Grandeur Peak Global Reach Fund	60,650,559	(23,200,223)	37,450,336	261,429,476
Grandeur Peak Global Stalwarts Fund	10,039,590	(2,712,388)	7,327,202	75,722,436
Grandeur Peak International Opportunities Fund	161,548,063	(55,178,610)	106,369,453	585,589,080
Grandeur Peak International Stalwarts Fund	24,805,305	(8,704,089)	16,101,216	229,477,889

REDMONT RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.01%)
Better Capital PCC, Ltd.	2,213	$2,881
Electra Private Equity PLC	235	13,756
Goldman Sachs BDC, Inc.	141	3,349
HgCapital Trust PLC	298	5,640
Princess Private Equity Holding, Ltd.	722	7,190
Riverstone Energy, Ltd.(a)	41	655
		33,471

TOTAL CLOSED END FUNDS
(Cost $29,833)		33,471

COMMON STOCKS (22.45%)
ADVERTISING (0.10%)
Omnicom Group, Inc.(b)	4,014	343,799
The Interpublic Group of Companies, Inc.	7,816	183,911
		527,710

AEROSPACE & DEFENSE (0.44%)
AAR Corp.	350	11,197
Aerovironment, Inc.(a)	299	7,831
Arconic, Inc.	16	365
Cubic Corp.	294	13,980
General Dynamics Corp.(b)	2,167	392,400
Harris Corp.(b)	4,566	468,974
Kaman Corp.	352	17,787
L-3 Communications Holdings, Inc.	644	102,196
Lockheed Martin Corp.(b)	1,389	349,097
Moog, Inc., Class A(a)	344	22,659
Northrop Grumman Corp.(b)	1,086	248,781
Raytheon Co.(b)	2,487	358,526
The Boeing Co.	294	48,045
United Technologies Corp.(b)	2,872	314,972
		2,356,810

AGRICULTURE (0.12%)
Altria Group, Inc.	4,383	311,982
Archer-Daniels-Midland Co.	2,118	93,743
Gudang Garam Tbk PT	17,700	81,855
Hanjaya Mandala Sampoerna Tbk PT	342,000	98,611
Philip Morris International, Inc.	180	17,303
The Andersons, Inc.	306	11,552
Universal Corp.	258	17,544
		632,590

AIRLINES (0.10%)
Alaska Air Group, Inc.	18	1,689
American Airlines Group, Inc.	921	40,754
Delta Air Lines, Inc.(b)	4,286	202,471
SkyWest, Inc.	535	18,939
Southwest Airlines Co.	31	1,621

Description	Shares	Value (Note 2)
AIRLINES (0.10%) (continued)
United Continental Holdings, Inc.(a)	4,126	$290,759
		556,233

APPAREL (0.02%)
Christian Dior SE	241	51,707
Crocs, Inc.(a)	919	6,709
Iconix Brand Group, Inc.(a)	735	7,563
Ralph Lauren Corp.	22	1,945
Steven Madden, Ltd.(a)	324	11,405
Unifi, Inc.(a)	227	6,104
Wolverine World Wide, Inc.	1,041	24,453
		109,886

AUTO MANUFACTURERS (0.13%)
Ford Motor Co.	185	2,287
Fuji Heavy Industries, Ltd.	4,400	176,920
Isuzu Motors, Ltd.	13,300	179,281
Suzuki Motor Corp.	2,800	108,345
Toyota Motor Corp.	1,600	93,299
VST Tillers Tractors, Ltd.	4,586	126,291
		686,423

AUTO PARTS & EQUIPMENT (0.21%)
American Axle & Manufacturing Holdings, Inc.(a)	495	10,098
BorgWarner, Inc.	2,896	118,244
Cooper-Standard Holdings, Inc.(a)	120	12,634
Gabriel India, Ltd.	68,000	109,449
Koito Manufacturing Co., Ltd.	2,700	142,999
Lear Corp.	239	33,959
Munjal Showa, Ltd.	36,294	102,096
Standard Motor Products, Inc.	262	13,066
Superior Industries International, Inc.	347	7,998
Tenneco, Inc.(a)	3,162	213,277
Titan International, Inc.	523	6,951
Toyota Boshoku Corp.	3,400	75,432
Visteon Corp.(a)	1,874	167,854
WABCO Holdings, Inc.(a)	952	103,797
		1,117,854

BANKS (2.38%)
Agricultural Bank of China, Ltd., Class H	3,000	1,260
Ameris Bancorp	159	7,171
Associated Banc-Corp.	688	17,406
Banco de Sabadell SA	4,365	6,569
BancorpSouth, Inc.	379	11,256
Bank Central Asia Tbk PT	453,100	519,186
Bank Mandiri Persero Tbk PT	343,100	280,082
Bank Negara Indonesia Persero Tbk PT	274,100	117,010
Bank of America Corp.(b)	60,346	1,366,233
Bank of Hawaii Corp.	199	17,096
Bank of Montreal	1,880	142,208
Bank of the Ozarks, Inc.	418	22,936
Bank Rakyat Indonesia Persero Tbk PT	407,900	358,182
Banner Corp.	119	6,678
Barclays Africa Group, Ltd.	1,852	21,827

Description	Shares	Value (Note 2)
BANKS (2.38%) (continued)
BB&T Corp.(b)	7,640	$352,892
Boston Private Financial Holdings, Inc.	1,713	28,264
Capital One Financial Corp.(b)	3,742	327,013
Cardinal Financial Corp.	147	4,610
Cathay General Bancorp	347	12,645
Central Pacific Financial Corp.	150	4,699
Chemical Financial Corp.	319	15,768
Chongqing Rural Commercial Bank Co., Ltd., Class H	9,000	5,510
Citigroup, Inc.(b)	20,223	1,129,050
Citizens Financial Group, Inc.	5,305	191,882
City Holding Co.	63	4,101
Columbia Banking System, Inc.	273	10,854
Comerica, Inc.	1,480	99,944
Commerce Bancshares, Inc.	390	22,047
Community Bank System, Inc.	482	28,130
Credit Agricole SA	1,036	13,717
Cullen/Frost Bankers, Inc.	769	68,749
Customers Bancorp, Inc.(a)	607	20,917
CVB Financial Corp.	454	10,233
East West Bancorp, Inc.	5,526	284,257
Fidelity Southern Corp.	101	2,348
Fifth Third Bancorp(b)	10,895	284,359
First Bancorp(a)	1,964	13,198
First Commonwealth Financial Corp.	394	5,563
First Financial Bancorp	1,119	30,828
First Financial Bankshares, Inc.	300	12,795
First Horizon National Corp.	1,073	21,460
First Midwest Bancorp, Inc.	362	8,789
First NBC Bank Holding Co.(a)	101	404
FirstRand, Ltd.	4,086	15,222
FNB Corp.	962	14,372
Fulton Financial Corp.	777	14,141
Glacier Bancorp, Inc.	342	12,151
Great Western Bancorp, Inc.	577	24,667
Hancock Holding Co.	361	16,552
Hanmi Financial Corp.	155	5,138
Home BancShares, Inc.	560	15,086
Hope Bancorp, Inc.	570	11,919
Huntington Bancshares, Inc.(b)	25,184	340,740
ICICI Bank, Ltd., Sponsored ADR	18,897	146,452
Independent Bank Corp.	120	7,482
International Bancshares Corp.	269	9,980
JPMorgan Chase & Co.(b)	13,817	1,169,333
KeyCorp	4,933	88,646
LegacyTexas Financial Group, Inc.	197	8,140
M&T Bank Corp.	729	118,514
MB Financial, Inc.	321	14,294
Mitsubishi UFJ Financial Group, Inc.	16,000	103,573
Morgan Stanley	8,876	377,141
NBT Bancorp, Inc.	193	7,863
Northern Trust Corp.	965	80,056
OFG Bancorp	827	10,958
Old National Bancorp	2,252	39,973
Opus Bank	98	1,994
PacWest Bancorp	542	30,027
Pinnacle Financial Partners, Inc.	199	13,303

Description	Shares	Value (Note 2)
BANKS (2.38%) (continued)
Popular, Inc.	1,339	$59,492
PrivateBancorp, Inc.	361	19,732
Prosperity Bancshares, Inc.	317	23,024
Regions Financial Corp.	6,059	87,310
S&T Bancorp, Inc.	153	5,756
ServisFirst Bancshares, Inc.	189	7,568
Signature Bank(a)	243	38,277
Simmons First National Corp., Class A	130	7,820
Southside Bancshares, Inc.	529	18,071
State Street Corp.(b)	4,533	345,415
Sumitomo Mitsui Financial Group, Inc.	1,100	43,363
Sumitomo Mitsui Trust Holdings, Inc.	2,900	108,695
SunTrust Banks, Inc.(b)	5,806	329,897
SVB Financial Group(a)	234	40,302
Synovus Financial Corp.	566	23,591
TCF Financial Corp.	791	13,724
Texas Capital Bancshares, Inc.(a)	435	35,888
The Bank of New York Mellon Corp.	5,030	224,992
The Goldman Sachs Group, Inc.(b)	2,669	612,055
The PNC Financial Services Group, Inc.	2,232	268,867
Tompkins Financial Corp.	54	4,890
TrustCo Bank Corp.	2,381	20,000
Trustmark Corp.	303	10,187
U.S. Bancorp	10,896	573,674
UMB Financial Corp.	689	53,149
Umpqua Holdings Corp.	984	18,017
United Bankshares, Inc.	719	32,211
United Community Banks, Inc.	328	9,227
Valley National Bancorp	1,135	13,745
Walker & Dunlop, Inc.(a)	125	3,926
Webster Financial Corp.	410	21,533
Wells Fargo & Co.(b)	19,461	1,096,238
Westamerica Bancorporation	398	22,587
Western Alliance Bancorp(a)	163	8,049
Wintrust Financial Corp.	807	57,781
Zions Bancorporation	935	39,448
		12,906,344

BEVERAGES (0.12%)
Asahi Group Holdings, Ltd.	2,000	70,321
Brown-Forman Corp., Class B	60	2,736
Carlsberg A/S, Class B	94	8,488
Coca-Cola European Partners PLC	5,526	190,813
Constellation Brands, Inc., Class A(b)	1,079	161,591
Dr. Pepper Snapple Group, Inc.	152	13,862
Monster Beverage Corp.(a)	33	1,406
PepsiCo, Inc.	1,797	186,493
The Coca-Cola Co.	279	11,598
		647,308

BIOTECHNOLOGY (0.07%)
Alexion Pharmaceuticals, Inc.(a)	12	1,568
AMAG Pharmaceuticals, Inc.(a)	180	4,338
Amgen, Inc.	90	14,101
Biogen, Inc.(a)	26	7,208

Description	Shares	Value (Note 2)
BIOTECHNOLOGY (0.07%) (continued)
Celgene Corp.(a)	911	$105,813
Gilead Sciences, Inc.(b)	3,429	248,431
Innoviva, Inc.(a)	571	6,053
Regeneron Pharmaceuticals, Inc.(a)	3	1,078
Spectrum Pharmaceuticals, Inc.(a)	847	3,947
The Medicines Co.(a)	322	11,608
		404,145

BUILDING MATERIALS (0.18%)
Boise Cascade Co.(a)	443	10,986
Daikin Industries, Ltd.	1,100	109,357
Gibraltar Industries, Inc.(a)	200	8,780
Indocement Tunggal Prakarsa Tbk PT	54,000	60,764
JELD-WEN Holding, Inc.(a)	398	10,774
Masco Corp.(b)	8,554	281,854
Nichias Corp.	9,000	92,383
Semen Indonesia Persero Tbk PT	109,000	73,674
Shree Cement, Ltd.	1,320	300,716
		949,288

CHEMICALS (0.29%)
A Schulman, Inc., ADR	335	11,558
Cabot Corp.	2,075	114,893
Calgon Carbon Corp.	645	10,223
Celanese Corp., Class A	1,359	114,700
Daicel Corp.	5,800	64,313
Eastman Chemical Co.	6	465
EI du Pont de Nemours & Co.	6	453
Elantas Beck India, Ltd.	3,300	84,948
Ferro Corp.(a)	9,435	133,411
Hawkins, Inc.	196	10,515
HB Fuller Co.	526	25,969
Innophos Holdings, Inc.	223	10,847
International Flavors & Fragrances, Inc.	5	586
Koppers Holdings, Inc.(a)	242	9,789
Kraton Corp.(a)	332	8,918
Lonza Group AG	105	19,195
LyondellBasell Industries NV, Class A	445	41,505
Monsanto Co.	27	2,924
PPG Industries, Inc.(b)	3,658	365,837
Quaker Chemical Corp.	81	10,408
Rayonier Advanced Materials, Inc.	475	6,446
Shin-Etsu Chemical Co., Ltd.	1,200	103,590
Stepan Co.	209	16,325
The Chemours Company	1,843	48,692
The Dow Chemical Co.	1,056	62,969
The Sherwin-Williams Co.	131	39,799
Toray Industries, Inc.	11,000	95,240
Versum Materials, Inc.(a)	6,533	182,597
		1,597,115

COAL (0.02%)
Adaro Energy Tbk PT	529,000	67,152
Cloud Peak Energy, Inc.(a)	716	4,074
CONSOL Energy, Inc.	484	8,199

Description	Shares	Value (Note 2)
COAL (0.02%) (continued)
SunCoke Energy, Inc.(a)	673	$5,936
		85,361

COMMERCIAL SERVICES (1.35%)
ABM Industries, Inc.	576	23,265
American Public Education, Inc.(a)	233	5,662
Avis Budget Group, Inc.(a)	798	29,702
Capella Education Co.	133	11,371
Cardtronics PLC, Class A(a)	160	8,733
Career Education Corp.(a)	773	7,552
EVERTEC, Inc.	4,996	85,182
GMO Payment Gateway, Inc.	500	24,887
Green Dot Corp., Class A(a)	503	13,480
HealthEquity, Inc.(a)	207	9,574
HMS Holdings Corp.(a)	924	16,780
Insperity, Inc.	92	6,578
Jasa Marga Persero Tbk PT	75,000	23,703
KAR Auction Services, Inc.	77,178	3,515,458
Kelly Services, Inc., Class A	379	8,486
LendingTree, Inc.(a)	31	3,469
LSC Communications, Inc.	297	7,787
Navigant Consulting, Inc.(a)	290	7,163
Nielsen Holdings PLC	5,747	235,110
Outsourcing, Inc.	1,300	43,694
PayPal Holdings, Inc.(a)	2,113	84,055
Recruit Holdings Co., Ltd.	2,500	109,490
Rent-A-Center, Inc.	623	5,582
Robert Half International, Inc.(b)	1,930	90,826
RR Donnelley & Sons Co.	750	12,863
S&P Global, Inc.	10	1,202
ServiceMaster Global Holdings, Inc.(a)	76,105	2,814,363
Strayer Education, Inc.(a)	133	10,773
Team, Inc.(a)	225	7,560
The Brink's Co.	465	20,692
The Western Union Co.	1,618	31,680
United Rentals, Inc.(a)	18	2,277
Viad Corp.	269	11,796
		7,290,795

COMPUTERS (0.59%)
Accenture PLC, Class A	92	10,476
Amdocs, Ltd.(b)	4,726	277,463
Apple, Inc.(b)	2,588	314,054
Atos SE	7	744
Brocade Communications Systems, Inc.	23,238	289,778
CACI International, Inc., Class A(a)	262	32,174
Cognizant Technology Solutions Corp., Class A(a)	593	31,186
Computer Sciences Corp.	5,226	325,057
Dell Technologies, Inc. - VMware Inc, Class V(a)(b)	1,925	121,256
Electronics for Imaging, Inc.(a)	182	8,179
Engility Holdings, Inc.(a)	199	5,837
Ferrotec Corp.	700	10,068
Fujitsu, Ltd.	9,000	52,497
Hewlett Packard Enterprise Co.(b)	25,340	574,711
Hewlett-Packard Co.	12,447	187,327

Description	Shares	Value (Note 2)
COMPUTERS (0.59%) (continued)
Infosys, Ltd.	21,300	$291,535
Insight Enterprises, Inc.(a)	392	14,555
International Business Machines Corp.	75	13,089
Leidos Holdings, Inc.(b)	5,831	281,754
Lumentum Holdings, Inc.(a)	338	12,827
Mercury Systems, Inc.(a)	184	6,204
MTS Systems Corp.	131	7,611
NetApp, Inc.	43	1,648
SCSK Corp.	2,500	93,991
Seagate Technology PLC	35	1,580
Super Micro Computer, Inc.(a)	245	6,480
Teradata Corp.(a)	69	2,026
Western Digital Corp.	3	239
Wipro, Ltd.	32,300	218,047
		3,192,393

CONTAINERS & PACKAGING (0.07%)
Huhtamaki PPL, Ltd.	27,976	100,779
WestRock Co.(b)	5,126	273,523
		374,302

COSMETICS & PERSONAL CARE (0.09%)
Colgate-Palmolive Co.	1,576	101,778
Inter Parfums, Inc.	215	7,332
Kao Corp.	1,300	64,280
Pola Orbis Holdings, Inc.	1,500	142,414
The Procter & Gamble Co.	1,978	173,273
		489,077

DISTRIBUTION & WHOLESALE (0.71%)
AKR Corporindo Tbk PT	65,300	32,644
Anixter International, Inc.(a)	295	25,223
Arrow Electronics, Inc.(a)(b)	4,762	350,102
Core-Mark Holding Co., Inc.	266	9,291
Essendant, Inc.	441	9,213
Genuine Parts Co.	43	4,163
G-III Apparel Group, Ltd.(a)	170	4,464
ITOCHU Corp.	3,500	48,233
LKQ Corp.	101,691	3,244,960
Mtsui & Co., Ltd.	6,000	88,026
ScanSource, Inc.(a)	308	12,181
		3,828,500

DIVERSIFIED FINANCIAL SERVICES (0.60%)
Alliance Data Systems Corp.(b)	1,005	229,522
Ally Financial, Inc.	10,349	218,571
American Express Co.	1,474	112,584
Ameriprise Financial, Inc.	74	8,308
Bharat Financial Inclusion, Ltd.(a)	10,400	112,799
BlackRock, Inc.	7	2,618
Brait SE(a)	2,514	14,739
Capitec Bank Holdings, Ltd.	1,178	61,371
CME Group, Inc.	25	3,027
CoreLogic, Inc.(a)	3,088	108,914
Discover Financial Services(b)	7,258	502,834

Description	Shares	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (0.60%) (continued)
E*Trade Financial Corp.(a)	1,138	$42,618
Encore Capital Group, Inc.(a)	284	8,790
Federated Investors, Inc., Class B	602	15,658
Greenhill & Co., Inc.	244	7,210
Interactive Brokers Group, Inc., Class A	268	10,007
Intermediate Capital Group PLC	1,351	11,769
INTL. FCStone, Inc.(a)	213	7,855
Invesco, Ltd.	110	3,181
Lazard, Ltd., Class A	765	32,497
MasterCard, Inc., Class A	100	10,633
Navient Corp.(b)	15,598	234,594
Partners Group Holding AG	60	30,241
Piper Jaffray Cos.(a)	171	12,055
PRA Group, Inc.(a)	192	7,642
Raymond James Financial, Inc.(b)	2,565	192,195
SLM Corp.(a)(b)	28,845	342,679
Synchrony Financial(b)	10,522	376,898
TD Ameritrade Holding Corp.(b)	5,691	262,640
The Charles Schwab Corp.(b)	6,480	267,235
Visa, Inc., Class A	27	2,233
WageWorks, Inc.(a)	245	17,677
		3,271,594

ELECTRIC (0.10%)
AES Corp.	20,569	235,309
ALLETE, Inc.	518	33,851
Ameren Corp.	38	2,001
American Electric Power Co., Inc.	59	3,780
Avista Corp.	610	23,570
Chubu Electric Power Co., Inc.	900	11,980
Duke Energy Corp.	39	3,063
Edison International	40	2,915
El Paso Electric Co.	485	22,262
Electric Power Development Co., Ltd.	300	6,969
Enel SpA	21,694	90,490
Entergy Corp.	539	38,614
FirstEnergy Corp.	875	26,530
NRG Energy, Inc.	2,853	47,189
Public Service Enterprise Group, Inc.	349	15,443
		563,966

ELECTRICAL COMPONENTS & EQUIPMENT (0.13%)
Advanced Energy Industries, Inc.(a)	168	9,885
AMETEK, Inc.(b)	3,906	199,597
Bharat Heavy Electricals, Ltd.	113,300	228,871
Casio Computer Co., Ltd.	3,600	49,866
Emerson Electric Co.	816	47,867
Encore Wire Corp.	271	11,450
General Cable Corp.	559	11,348
Littelfuse, Inc.	78	12,301
Nidec Corp.	1,100	103,365
SPX Corp.(a)	469	11,702
W-Scope Corp.	2,600	42,232
		728,484

Description	Shares	Value (Note 2)
ELECTRONICS (0.41%)
Agilent Technologies, Inc.	7	$343
Allegion PLC	8	525
Alps Electric Co., Ltd.	3,200	85,449
Avnet, Inc.(b)	2,895	134,444
Bel Fuse, Inc., Class B	211	6,710
Benchmark Electronics, Inc.(a)	568	17,381
Brady Corp., Class A	263	9,560
Coherent, Inc.(a)	118	18,612
Corning, Inc.	1,951	51,682
CTS Corp.	473	10,169
FARO Technologies, Inc.(a)	224	8,310
Flextronics International, Ltd.(a)(b)	29,519	462,563
Garmin, Ltd.	54	2,608
Honeywell International, Inc.(b)	2,129	251,903
Itron, Inc.(a)	355	21,904
Jabil Circuit, Inc.(b)	16,098	386,030
Keyence Corp.	100	38,854
Minebea Co., Ltd.	6,000	59,782
Murata Manufacturing Co., Ltd.	700	94,575
Nissha Printing Co., Ltd.	1,200	32,947
Park Electrochemical Corp.	389	7,130
Plexus Corp.(a)	377	20,471
Rogers Corp.(a)	200	15,990
Sanmina Corp.(a)	767	29,875
TE Connectivity, Ltd.	3,472	258,143
TTM Technologies, Inc.(a)	917	13,599
Waters Corp.(a)	631	89,381
Watts Water Technologies, Inc., Class A	199	13,134
Yaskawa Electric Corp.	2,700	48,806
Yokogawa Electric Corp.	2,900	46,386
		2,237,266

ENERGY - ALTERNATE SOURCES (0.00%)(c)
Green Plains, Inc.	383	8,618
REX American Resources Corp.(a)	73	6,061
		14,679

ENGINEERING & CONSTRUCTION (0.02%)
AECOM(a)	70	2,585
Aegion Corp.(a)	506	11,770
Jacobs Engineering Group, Inc.(a)	71	4,157
MYR Group, Inc.(a)	291	11,195
Orion Group Holdings, Inc.(a)	523	5,491
Penta-Ocean Construction Co., Ltd.	11,000	53,777
TopBuild Corp.(a)	207	7,682
		96,657

ENTERTAINMENT (0.04%)
Marriott Vacations Worldwide Corp.	256	22,139
Scientific Games Corp., Class A(a)	334	5,678
Six Flags Entertainment Corp.(b)	3,079	183,447
		211,264

Description	Shares	Value (Note 2)
ENVIRONMENTAL CONTROL (0.00%)(c)
Tetra Tech, Inc.	584	$25,521

FOOD (0.15%)
Ajinomoto Co., Inc.	4,800	94,737
Darling Ingredients, Inc.(a)	1,708	20,496
General Mills, Inc.	696	43,486
Indofood CBP Sukses Makmur Tbk PT	85,700	53,913
Indofood Sukses Makmur Tbk PT	161,400	95,794
Koninklijke Ahold Delhaize NV	78	1,658
Morinaga & Co., Ltd.	1,500	64,830
Nichirei Corp.	4,300	87,440
Nomad Foods, Ltd.(a)	18,288	187,818
Pilgrim's Pride Corp.	1,836	35,141
Sanderson Farms, Inc.	209	19,019
Seven & I Holdings Co., Ltd.	1,700	67,889
SpartanNash Co.	436	16,507
SUPERVALU, Inc.(a)	1,438	5,637
Sysco Corp.	58	3,043
The JM Smucker Co.	10	1,359
Tyson Foods, Inc., Class A	34	2,135
		800,902

FOREST PRODUCTS & PAPER (0.01%)
Clearwater Paper Corp.(a)	196	12,328
International Paper Co.	66	3,736
KapStone Paper and Packaging Corp.	326	7,817
PH Glatfelter Co.	527	12,864
Schweitzer-Mauduit International, Inc.	360	15,959
		52,704

GAS (0.05%)
Indraprastha Gas, Ltd.	7,300	101,089
National Fuel Gas Co.	30	1,684
Northwest Natural Gas Co.	330	19,437
Perusahaan Gas Negara Persero Tbk	400,900	86,470
South Jersey Industries, Inc.	853	28,149
Spire, Inc.	486	31,590
		268,419

HAND & MACHINE TOOLS (0.09%)
Disco Corp.	600	76,734
Franklin Electric Co., Inc.	258	10,410
Fuji Electric Holdings Co., Ltd.	25,000	148,127
Stanley Black & Decker, Inc.(b)	2,114	262,136
		497,407

HEALTHCARE - PRODUCTS (0.11%)
Abaxis, Inc.	164	8,357
Abbott Laboratories	158	6,600
Analogic Corp.	98	7,610
AngioDynamics, Inc.(a)	453	7,291
Baxter International, Inc.	1,033	49,491
Boston Scientific Corp.(a)	8	192
CONMED Corp.	131	5,841

Description	Shares	Value (Note 2)
HEALTHCARE - PRODUCTS (0.11%) (continued)
CYBERDYNE, Inc.(a)	2,500	$35,227
Edwards Lifesciences Corp.(a)	8	770
Haemonetics Corp.(a)	342	13,632
Hologic, Inc.(a)	850	34,450
ICU Medical, Inc.(a)	57	7,815
Intuitive Surgical, Inc.(a)	63	43,639
Invacare Corp.	506	5,819
Lifco AB, Class B	296	8,457
Medtronic PLC	31	2,357
Shimadzu Corp.	8,700	147,093
Thermo Fisher Scientific, Inc.	6	914
Topcon Corp.	6,300	96,863
Zimmer Biomet Holdings, Inc.	1,000	118,330
		600,748

HEALTHCARE - SERVICES (0.45%)
Aetna, Inc.	322	38,192
Air Methods Corp.(a)	189	6,747
Amedisys, Inc.(a)	163	7,469
Anthem, Inc.(b)	2,364	364,387
Cigna Corp.	2,357	344,641
Community Health Systems, Inc.(a)	1,278	8,179
DaVita, Inc.(a)(b)	3,855	245,756
HCA Holdings, Inc.(a)	297	23,843
Humana, Inc.	14	2,779
Kindred Healthcare, Inc.	914	6,078
Laboratory Corp. of America Holdings(a)	2,626	352,436
Magellan Health, Inc.(a)	278	20,836
PeptiDream, Inc.(a)	1,100	54,557
Quest Diagnostics, Inc.	2,336	214,725
Select Medical Holdings Corp.(a)	1,131	14,081
Tivity Health, Inc.(a)	379	9,721
UnitedHealth Group, Inc.	2,206	357,593
Universal Health Services, Inc., Class B	1,718	193,498
WellCare Health Plans, Inc.(a)	1,138	165,625
		2,431,143

HOLDING COMPANIES - DIVERSIFIED (0.64%)
Ackermans & van Haaren NV	108	14,701
Alfa SAB de CV, Class A	28,400	36,853
HRG Group, Inc.(a)	198,530	3,341,260
Leucadia National Corp.	1,072	25,567
Schouw & Co.	95	7,165
Wendel SA	147	17,376
		3,442,922

HOME BUILDERS (0.13%)
DR Horton, Inc.	41	1,226
Iida Group Holdings Co., Ltd.	2,800	52,449
NVR, Inc.	276	512,808
Sekisui Chemical Co., Ltd.	5,800	94,723
Waskita Karya Persero Tbk PT	174,600	33,475
		694,681

Description	Shares	Value (Note 2)
HOME FURNISHINGS (0.03%)
Daktronics, Inc.	585	$5,944
Ethan Allen Interiors, Inc.	322	9,370
iRobot Corp.(a)	179	10,840
La-Z-Boy, Inc.	309	8,837
Leggett & Platt, Inc.	63	3,006
Sony Corp.	3,500	106,107
Universal Electronics, Inc.(a)	103	6,129
		150,233

HOUSEHOLD PRODUCTS & WARES (0.03%)
Central Garden & Pet Co.(a)	472	15,505
Unilever Indonesia Tbk PT	56,100	173,100
		188,605

HOUSEWARES (0.58%)
Avery Dennison Corp.	514	37,532
Kimberly-Clark Corp.	329	39,852
Newell Brands, Inc.	61,942	2,931,715
The Clorox Co.	254	30,480
The Toro Co.	2,075	122,280
		3,161,859

INSURANCE (0.55%)
Aflac, Inc.	663	46,403
Alleghany Corp.(a)	303	185,306
Allianz SE	578	97,836
American Equity Investment Life Holding Co.	976	23,034
American International Group, Inc.	2,236	143,685
AmTrust Financial Services, Inc.	1,134	29,926
Aon PLC	1,917	216,046
Arch Capital Group, Ltd.(a)	302	26,682
Arthur J Gallagher & Co.	124	6,675
Aspen Insurance Holdings, Ltd.	514	28,990
Berkshire Hathaway, Inc., Class B(a)(b)	2,475	406,246
Chubb, Ltd.(b)	2,440	320,836
Cincinnati Financial Corp.	594	41,925
Horace Mann Educators Corp.	451	18,649
Infinity Property & Casualty Corp.	174	15,112
Loews Corp.	105	4,891
Maiden Holdings, Ltd.	549	9,745
MetLife, Inc.(b)	3,619	196,910
MS&AD Insurance Group Holdings, Inc.	5,000	168,054
Principal Financial Group, Inc.	20	1,142
ProAssurance Corp.	236	12,838
Prudential Financial, Inc.	40	4,204
Safety Insurance Group, Inc.	197	14,125
Selective Insurance Group, Inc.	305	12,718
St. James's Place PLC	186	2,506
Stewart Information Services Corp.	279	12,187
T&D Holdings, Inc.	9,800	146,119
The Allstate Corp.(b)	3,402	255,864
The Navigators Group, Inc.	272	15,273
The Travelers Companies, Inc.	1,499	176,552
Tokio Marine Holdings, Inc.	3,500	146,652

Description	Shares	Value (Note 2)
INSURANCE (0.55%) (continued)
Unum Group	4,605	$209,205
		2,996,336

INTERNET (1.08%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	2,391	242,232
Alphabet, Inc., Class A(a)(b)	926	759,496
Alphabet, Inc., Class C(a)	79	62,946
Amazon.com, Inc.(a)	31	25,528
Baidu, Inc., Sponsored ADR(a)	1,183	207,108
Blucora, Inc.(a)	454	6,855
CDW Corp.(b)	7,122	366,854
eBay, Inc.(a)(b)	12,064	383,997
F5 Networks, Inc.(a)	391	52,406
Facebook, Inc., Class A(a)	836	108,947
FTD Cos, Inc.(a)	271	6,228
GMO internet, Inc.	4,300	62,419
IAC/InterActiveCorp(a)	217	14,932
Kakaku.com, Inc.	6,900	124,910
Netflix, Inc.(a)	16	2,251
Rocket Internet SE(a)(d)(e)	431	10,054
Shutterstock, Inc.(a)	117	6,295
SMS Co., Ltd.	2,600	62,312
The Priceline Group, Inc.(a)	109	171,689
VeriSign, Inc.(a)	327	26,229
Yahoo!, Inc.	67,639	2,980,851
Yandex NV, Class A(a)	2,490	57,619
YY, Inc., ADR(a)	2,744	112,723
		5,854,881

INVESTMENT COMPANIES (0.02%)
Apollo Investment Corp.	958	5,614
Ares Capital Corp.	959	16,207
BlackRock Capital Investment Corp.	520	3,765
China Merchants China Direct Investments, Ltd.	2,000	3,016
Compass Diversified Holdings	300	5,250
Fifth Street Finance Corp.	609	3,313
FS Investment Corp.	987	10,166
Golub Capital BDC, Inc.	227	4,240
Main Street Capital Corp.	223	7,892
Medley Capital Corp.	394	2,939
Melrose Industries PLC	6,755	16,592
New Mountain Finance Corp.	287	4,032
PennantPark Investment Corp.	319	2,517
Prospect Capital Corp.	1,175	9,893
Solar Capital, Ltd.	166	3,523
Triangle Capital Corp.	243	4,627
Zeder Investments, Ltd.	13,226	7,224
		110,810

IRON & STEEL (0.08%)
AK Steel Holding Corp.(a)	1,575	12,726
Fosun International, Ltd.	13,500	20,601
JFE Holdings, Inc.	6,100	107,078
Nucor Corp.	650	37,759

Description	Shares	Value (Note 2)
IRON & STEEL (0.08%) (continued)
Steel Dynamics, Inc.	7,378	$249,450
		427,614

LEISURE TIME (0.15%)
Bajaj Auto, Ltd.	5,400	225,523
Brunswick Corp.	4,834	289,363
Carnival Corp.	797	44,138
Carnival PLC	244	13,009
Harley-Davidson, Inc.	19	1,084
Hero MotoCorp, Ltd.	4,100	191,711
HIS Co., Ltd.	1,600	42,653
		807,481

LODGING (0.01%)
Belmond, Ltd., Class A(a)	731	10,124
ILG, Inc.	1,168	22,134
MGM Resorts International(a)	1,241	35,741
		67,999

MACHINERY - CONSTRUCTION & MINING (0.04%)
Astec Industries, Inc.	211	14,766
Caterpillar, Inc.	80	7,653
Komatsu, Ltd.	3,500	83,509
United Tractors Tbk PT	61,700	100,965
		206,893

MACHINERY - DIVERSIFIED (0.14%)
Albany International Corp., Class A	184	8,731
Applied Industrial Technologies, Inc.	407	24,603
Briggs & Stratton Corp.	540	11,696
Chart Industries, Inc.(a)	348	13,499
Cummins, Inc.	107	15,730
DXP Enterprises, Inc.(a)	181	6,845
Hollysys Automation Technologies, Ltd.	3,772	63,747
ISGEC Heavy Engineering, Ltd.	900	61,413
Kirloskar Oil Engines, Ltd.	40,216	195,641
KSB Pumps, Ltd.	11,000	99,348
Kubota Corp.	6,500	103,622
Lakshmi Machine Works, Ltd.	1,388	78,224
Lindsay Corp.	137	10,322
Obara Group, Inc.	600	28,217
Rockwell Automation, Inc.	8	1,184
SPX FLOW, Inc.(a)	457	15,945
Tennant Co.	131	9,072
		747,839

MEDIA (0.73%)
CBS Corp., Class B(b)	2,335	150,584
Comcast Corp., Class A(b)	6,367	480,199
Discovery Communications, Inc., Class C(a)	84	2,328
EW Scripps Co., Class A(a)	408	7,948
Gannett Co., Inc.	1,237	11,900
Global Mediacom Tbk PT	260,900	11,724
ITV PLC	769,714	1,967,587
Liberty Broadband Corp., Class C(a)(b)	906	77,318

Description	Shares	Value (Note 2)
MEDIA (0.73%) (continued)
Liberty Global PLC LiLAC, Class C(a)(b)	3,761	$83,946
Liberty Global PLC, Class C(a)	12,918	453,809
Media Nusantara Citra Tbk PT	183,600	23,307
Scholastic Corp.	321	14,695
Scripps Networks Interactive, Inc., Class A	2,955	225,053
Surya Citra Media Tbk PT	214,900	45,386
TEGNA, Inc.	24	550
The Walt Disney Co.	180	19,917
Time Warner, Inc.	3,643	352,825
TiVo Corp.(a)	1,297	24,513
Twenty-First Century Fox, Inc., Class A	167	5,240
Twenty-First Century Fox, Inc., Class B	12	372
		3,959,201

METAL FABRICATE & HARDWARE (0.07%)
AIA Engineering, Ltd.	6,700	133,748
CIRCOR International, Inc.	199	12,394
Gandhi Special Tubes, Ltd.	26,454	127,230
Haynes International, Inc.	176	7,235
MISUMI Group, Inc.	3,500	65,406
Mueller Industries, Inc.	615	24,760
Orient Refractories, Ltd.	12,922	21,999
Teck Cominco, Class B	16	392
TimkenSteel Corp.(a)	473	7,975
		401,139

MINING (0.03%)
Barrick Gold Corp.	1,534	28,269
Century Aluminum Co.(a)	561	8,639
Freeport-McMoRan, Inc.(a)	819	13,636
Materion Corp.	272	10,690
Newmont Mining Corp.	18	653
Stillwater Mining Co.(a)	1,252	21,284
Sumitomo Metal Mining Co., Ltd.	5,000	67,842
US Silica Holdings, Inc.	271	16,027
		167,040

MISCELLANEOUS MANUFACTURING (0.24%)
3M Co.	207	36,188
Actuant Corp., Class A	662	17,311
Barnes Group, Inc.	266	12,803
Danaher Corp.(b)	4,230	354,982
Eaton Corp. PLC	2,602	184,169
EnPro Industries, Inc.	242	16,434
General Electric Co.	2,011	59,727
Harsco Corp.	906	12,095
Ingersoll-Rand PLC(b)	1,957	155,288
Myers Industries, Inc.	451	6,224
Parker-Hannifin Corp.	18	2,648
Raven Industries, Inc.	326	8,166
Textron, Inc.(b)	8,975	425,146
Tredegar Corp.	396	8,811
		1,299,992

Description	Shares	Value (Note 2)
MUNICIPAL (0.00%)(c)
Republic Services, Inc.	97	$5,566

OFFICE & BUSINESS EQUIPMENT (0.00%)(c)
Pitney Bowes, Inc.	21	334
Xerox Corp.	237	1,643
		1,977

OIL & GAS (1.62%)
Anadarko Petroleum Corp.	3,970	276,034
Antero Resources Corp.(a)	1,356	33,100
Apache Corp.	59	3,529
Atwood Oceanics, Inc.	646	7,855
Bill Barrett Corp.(a)	710	4,650
Canadian Natural Resources, Ltd.	4,983	150,636
Carrizo Oil & Gas, Inc.(a)	255	9,017
Chesapeake Energy Corp.(a)	235	1,516
Chevron Corp.	434	48,326
Cimarex Energy Co.	1,841	248,922
Concho Resources, Inc.(a)	19	2,649
ConocoPhillips Co.	2,851	139,015
Devon Energy Corp.	27	1,230
Diamond Offshore Drilling, Inc.(a)	1,124	18,411
Diamondback Energy, Inc.(a)	5,520	580,538
Energen Corp.(a)	4,783	257,756
Enerplus Corp.	1,873	16,726
EOG Resources, Inc.	67	6,806
EQT Corp.	3,247	196,866
Exxon Mobil Corp.	1,122	94,125
Gulfport Energy Corp.(a)(b)	12,164	254,228
Halcon Resources Corp.(a)	6,256	52,801
Halcon Resources PP(a)	2	135,040
Jagged Peak Energy, Inc.(a)	5,211	75,612
Kosmos Energy, Ltd.(a)	25,768	168,523
Marathon Oil Corp.	62	1,038
Marathon Petroleum Corp.	54,693	2,627,999
Murphy Oil Corp.	17	491
Nabors Industries, Ltd.	1,865	30,306
Newfield Exploration Co.(a)	3,733	149,619
Noble Energy, Inc.	1,069	42,503
Parsley Energy, Inc., Class A(a)(b)	11,056	389,392
PDC Energy, Inc.(a)	158	11,682
Phillips 66	1,715	139,978
Pioneer Natural Resources Co.	6	1,081
QEP Resources, Inc.(a)	15,262	266,169
Rowan Cos. PLC, Class A(a)	455	8,154
RSP Permian, Inc.(a)	3,117	132,659
Southwestern Energy Co.(a)	73	658
Tesoro Corp.	24,335	1,967,485
Transocean, Ltd.(a)	142	1,984
Unit Corp.(a)	532	13,832
Valero Energy Corp.	977	64,247
WildHorse Resource Development Corp.(a)	11,769	171,004
		8,804,192

Description	Shares	Value (Note 2)
OIL & GAS SERVICES (0.04%)
Archrock, Inc.	728	$10,629
Baker Hughes, Inc.	272	17,158
Bristow Group, Inc.	376	6,640
China Petroleum & Chemical Corp., Class H	86,000	68,832
Enerflex, Ltd.	1,607	22,637
Exterran Corp.(a)	379	11,757
Flotek Industries, Inc.(a)	604	6,384
FMC Technologies, Inc.(a)	13	437
Halliburton Co.	92	5,204
Helix Energy Solutions Group, Inc.(a)	1,158	9,820
National Oilwell Varco, Inc.	43	1,626
Newpark Resources, Inc.(a)	1,010	7,625
Pioneer Energy Services Corp.(a)	853	5,374
Range Resources Corp.	5	162
Schlumberger, Ltd.	69	5,776
SEACOR Holdings, Inc.(a)	184	13,537
Tesco Corp.(a)	744	6,398
		199,996

PACKAGING & CONTAINERS (0.27%)
Bemis Co., Inc.	59	2,874
Berry Plastics Group, Inc.(a)(b)	7,318	373,438
Crown Holdings, Inc.(a)(b)	5,482	296,960
Graphic Packaging Holding Co.(b)	32,693	408,989
Sealed Air Corp.(b)	7,474	362,489
		1,444,750

PHARMACEUTICALS (0.46%)
AbbVie, Inc.	207	12,650
Allergan PLC(a)	19	4,159
AmerisourceBergen Corp.	4	349
Bayer AG	11	1,215
Bristol-Myers Squibb Co.	88	4,326
Cardinal Health, Inc.(b)	2,671	200,218
CSPC Pharmaceutical Group, Ltd.	10,000	11,290
Divi's Laboratories, Ltd.	11,000	113,510
Enanta Pharmaceuticals, Inc.(a)	209	6,923
Endo International PLC(a)	41	502
Express Scripts Holding Co.(a)	2,055	141,549
FDC, Ltd.	38,000	119,469
Johnson & Johnson(b)	4,436	502,377
Kalbe Farma Tbk PT	775,200	84,182
Mallinckrodt PLC(a)	31	1,511
McKesson Corp.	249	34,648
Merck & Co., Inc.(b)	7,778	482,158
Pfizer, Inc.	6,606	209,608
PharMerica Corp.(a)	368	9,126
Sanofi India, Ltd.	2,000	121,215
Sanofi, ADR	2,267	92,448
Seikagaku Corp.	2,500	36,799
Shionogi & Co., Ltd.	1,900	91,290
Shire PLC	244	13,443
Sun Pharmaceutical Industries, Ltd.	19,500	181,506
		2,476,471

Description	Shares	Value (Note 2)
PIPELINES (1.07%)
Boardwalk Pipeline Partners LP	16,745	$309,113
Enterprise Products Partners LP	6,647	188,309
Kinder Morgan, Inc.	162	3,619
MPLX LP	19,160	725,206
Oneok, Inc.	624	34,389
Petronet LNG, Ltd.	9,599	52,908
The Williams Cos., Inc.	96,970	2,796,615
Williams Partners LP	40,844	1,676,238
		5,786,397

PRIVATE EQUITY (0.05%)
3i Group PLC	3,678	32,389
Alaris Royalty Corp.	245	4,137
Allied Minds PLC(a)	1,430	7,162
Altamir	316	4,516
Apollo Global Management LLC, Class A	646	13,721
AURELIUS Equity Opportunities SE & Co. KGaA	189	11,905
Bure Equity AB	389	4,392
Deutsche Beteiligungs AG	132	4,743
Eurazeo SA	295	18,145
Gimv NV	154	8,586
Hercules Capital, Inc.	408	5,765
IP Group PLC(a)	3,679	8,881
Jafco Co., Ltd.	300	10,150
KKR & Co. LP	1,608	27,915
Onex Corp.	429	30,021
Ratos AB, Class B	1,820	9,810
Safeguard Scientifics, Inc.(a)	137	1,651
The Blackstone Group LP	1,126	34,489
The Carlyle Group LP	631	10,916
		249,294

REAL ESTATE (0.08%)
Bumi Serpong Damai Tbk PT	283,000	38,786
Daikyo, Inc.	31,000	63,697
Lippo Karawaci Tbk PT	678,500	37,349
Mitsui Fudosan Co., Ltd.	7,000	162,213
NTT Urban Development Corp.	6,200	54,581
RE/MAX Holdings, Inc., Class A	203	11,378
Realogy Holdings Corp.	144	3,731
Summarecon Agung Tbk PT	371,200	36,418
Tokyo Tatemono Co., Ltd.	3,700	49,089
		457,242

REAL ESTATE INVESTMENT TRUSTS (0.07%)
American Capital Agency Corp.	1,644	30,693
AvalonBay Communities, Inc.	56	9,705
Brixmor Property Group, Inc.	1,344	32,431
Capstead Mortgage Corp.	1,405	14,991
Chesapeake Lodging Trust	759	19,430
CoreCivic, Inc.	546	15,856
DiamondRock Hospitality Co.	1,136	12,803
EastGroup Properties, Inc.	227	16,065
Equity Residential	602	36,584
Franklin Street Properties Corp.	1,433	18,271

Description	Shares	Value (Note 2)
REAL ESTATE INVESTMENT TRUSTS (0.07%) (continued)
General Growth Properties, Inc.	86	$2,136
Government Properties Income Trust	587	11,306
Host Hotels & Resorts, Inc.	190	3,433
Kite Realty Group Trust	970	23,299
Lexington Realty Trust	2,407	25,803
Pennsylvania Real Estate Investment Trust	551	9,868
Prologis, Inc.	71	3,468
Public Storage	25	5,375
Sabra Health Care REIT, Inc.	763	19,380
Simon Property Group, Inc.	54	9,924
The GEO Group, Inc.	786	32,635
Urstadt Biddle Properties, Inc., Class A	488	10,956
Welltower, Inc.	30	1,989
		366,401

RETAIL (2.39%)
Abercrombie & Fitch Co., Class A	715	8,301
Alimentation Couche-Tard, Inc., Class B	62,681	2,871,404
Asbury Automotive Group, Inc.(a)	140	9,184
Ascena Retail Group, Inc.(a)	1,789	8,605
Astra International Tbk PT	743,900	442,914
AutoZone, Inc.(a)	26	18,849
Barnes & Noble Education, Inc.(a)	594	5,970
Barnes & Noble, Inc.	639	6,518
Best Buy Co., Inc.	173	7,702
Big 5 Sporting Goods Corp.	248	3,819
Bob Evans Farms, Inc.	256	14,446
Caleres, Inc.	502	15,436
Costco Wholesale Corp.	23	3,771
CVS Health Corp.	2,243	176,771
Darden Restaurants, Inc.	46	3,371
DineEquity, Inc.	123	8,435
Dollar General Corp.	33,031	2,438,348
Dollar Tree, Inc.(a)	30,424	2,348,428
Express, Inc.(a)	866	9,206
EZCORP, Inc., Class A(a)	570	5,643
Fiesta Restaurant Group, Inc.(a)	203	5,339
FirstCash, Inc.	511	21,820
Five Below, Inc.(a)	344	13,708
Fred's, Inc., Class A	542	7,897
Genesco, Inc.(a)	226	13,605
Group 1 Automotive, Inc.	205	16,562
Guess?, Inc.	667	8,518
Haverty Furniture Cos, Inc.	321	6,998
Hibbett Sports, Inc.(a)	274	9,042
IDOM, Inc.	4,000	26,180
Kohl's Corp	14	558
Lowe's Cos., Inc.(b)	44,571	3,257,249
Lumber Liquidators Holdings, Inc.(a)	339	5,309
Macy's, Inc.	13	384
Matahari Department Store Tbk PT	85,800	94,941
McDonald's Corp.	105	12,870
Movado Group, Inc.	246	6,679
Nitori Holdings Co., Ltd.	1,100	122,947
Nordstrom, Inc.	20	884

Description	Shares	Value (Note 2)
RETAIL (2.39%) (continued)
Ollie's Bargain Outlet Holdings, Inc.(a)	326	$9,959
PVH Corp.	1,501	140,809
Red Robin Gourmet Burgers, Inc.(a)	119	5,658
Regis Corp.(a)	528	7,350
Ross Stores, Inc.	28	1,851
Sonic Automotive, Inc., Class A	329	7,699
Staples, Inc.	206	1,895
Starbucks Corp.	116	6,405
Sundrug Co., Ltd.	1,700	117,137
Tailored Brands, Inc.	543	11,539
Target Corp.	122	7,866
The Buckle, Inc.	335	7,085
The Cato Corp., Class A	311	7,896
The Children's Place, Inc.	197	19,109
The Finish Line, Inc., Class A	473	8,136
The Gap, Inc.	30	691
The Home Depot, Inc.	1,439	197,978
The TJX Companies, Inc.	2,264	169,619
Urban Outfitters, Inc.(a)	46	1,221
Vitamin Shoppe, Inc.(a)	315	6,820
Walgreens Boots Alliance, Inc.	55	4,507
Wal-Mart Stores, Inc.	2,515	167,851
Zumiez, Inc.(a)	253	5,073
		12,952,765

SAVINGS & LOANS (0.04%)
Astoria Financial Corp.	1,459	27,590
Banc of California, Inc.	201	3,176
Bank Mutual Corp.	166	1,585
BofI Holding, Inc.(a)	273	8,053
Brookline Bancorp, Inc.	301	4,741
Dime Community Bancshares, Inc.	157	3,360
New York Community Bancorp, Inc.	2,236	33,965
Northfield Bancorp, Inc.	203	3,664
Northwest Bancshares, Inc.	1,658	28,302
Oritani Financial Corp.	166	2,880
People's United Financial, Inc.	1,420	26,625
Provident Financial Services, Inc.	1,030	27,264
Sterling Bancorp	1,186	28,286
Washington Federal, Inc.	403	13,239
		212,730

SEMICONDUCTORS (0.42%)
Applied Materials, Inc.	169	5,788
Avago Technologies, Ltd.(b)	3,202	638,799
Brooks Automation, Inc.	827	14,406
Cabot Microelectronics Corp.	271	18,295
Diodes, Inc.(a)	493	12,271
Intel Corp.	690	25,406
KLA-Tencor Corp.	2,999	255,245
Kulicke & Soffa Industries, Inc.(a)	829	14,574
Lam Research Corp.	18	2,067
Linear Technology Corp.	14	884
Megachips Corp.	2,500	60,889
Micron Technology, Inc.(a)	30	723

Description	Shares	Value (Note 2)
SEMICONDUCTORS (0.42%) (continued)
MKS Instruments, Inc.	279	$18,386
Nanometrics, Inc.(a)	250	6,428
NVIDIA Corp.	44	4,804
ON Semiconductor Corp.(a)(b)	31,708	422,351
Qorvo, Inc.(a)	2,732	175,422
QUALCOMM, Inc.	979	52,308
Semtech Corp.(a)	457	15,058
Skyworks Solutions, Inc.	7	642
Teradyne, Inc.	1,473	41,804
Texas Instruments, Inc.(b)	5,984	452,031
Ultratech, Inc.(a)	367	9,513
Veeco Instruments, Inc.(a)	485	12,489
Xilinx, Inc.	16	931
		2,261,514

SHIPBUILDING (0.04%)
Huntington Ingalls Industries, Inc.	1,236	239,735

SOFTWARE (0.96%)
Activision Blizzard, Inc.	2,190	88,060
Adobe Systems, Inc.(a)	394	44,672
Akamai Technologies, Inc.(a)	25	1,715
Amadeus IT Holding SA, Class A	900	41,529
Bottomline Technologies de, Inc.(a)	266	6,841
CA, Inc.	88	2,752
Capcom Co., Ltd.	4,000	84,740
Cerner Corp.(a)	39	2,095
Citrix Systems, Inc.(a)	408	37,205
Donnelley Financial Solutions, Inc.(a)	305	7,344
eClerx Services, Ltd.	7,000	155,951
Electronic Arts, Inc.(a)	1,113	92,858
Fidelity National Information Services, Inc.	2,310	183,460
Fiserv, Inc.(a)	177	19,015
LivePerson, Inc.(a)	571	4,168
ManTech International Corp., Class A	334	13,006
Microsoft Corp.(b)	8,688	561,679
MicroStrategy, Inc., Class A(a)	56	11,273
NetEase, Inc., ADR(b)	1,269	322,199
Oracle Corp.(b)	10,423	418,067
Progress Software Corp.	297	8,322
salesforce.com, Inc.(a)	29	2,294
SS&C Technologies Holdings, Inc.	94,984	3,051,836
VMware, Inc., Class A(a)	181	15,845
		5,176,926

SPECIAL CHEMICALS (0.56%)
Valvoline, Inc.	131,042	3,033,622

STORAGE & WAREHOUSING (0.00%)(c)
Mobile Mini, Inc.	237	7,714

Description	Shares	Value (Note 2)
TELECOMMUNICATIONS (0.36%)
ADTRAN, Inc.	620	$13,578
AT&T, Inc.	3,219	135,713
CenturyLink, Inc.	1,172	30,308
China Telecom Corp., Ltd., Class H	204,000	97,019
Cisco Systems, Inc.(b)	6,470	198,758
CommScope Holding Co., Inc.(a)	3,132	118,452
Consolidated Communications Holdings, Inc.	362	9,524
Frontier Communications Corp.	452	1,578
Harmonic, Inc.(a)	1,074	5,692
Inteliquent, Inc.	258	5,908
Iridium Communications, Inc.(a)	906	9,151
Juniper Networks, Inc.	24	643
KDDI Corp.	2,900	77,823
Lumos Networks Corp.(a)	449	6,946
Motorola Solutions, Inc.	14	1,130
NETGEAR, Inc.(a)	143	8,137
Nippon Telegraph & Telephone Corp.	1,900	83,785
Orange SA	7,389	114,262
SoftBank Corp.	2,000	154,123
Spok Holdings, Inc.	374	7,686
Telekomunikasi Indonesia Persero Tbk PT	1,852,200	536,829
T-Mobile US, Inc.	341	21,234
Tower Bersama Infrastructure Tbk PT	88,200	32,697
Verizon Communications, Inc.	4,529	221,966
Viavi Solutions, Inc.(a)	2,552	22,840
XL Axiata Tbk PT(a)	137,300	29,923
		1,945,705

TEXTILES (0.24%)
G&K Services, Inc., Class A	107	10,278
Mohawk Industries, Inc.(a)	5,663	1,222,302
Toyobo Co., Ltd.	23,000	37,278
UniFirst Corp.	160	20,464
		1,290,322

TOYS, GAMES & HOBBIES (0.05%)
Hasbro, Inc.	2,249	185,565
Mattel, Inc.	78	2,044
Tomy Co., Ltd.	7,000	74,458
		262,067

TRANSPORTATION (0.03%)
ArcBest Corp.	319	10,080
Atlas Air Worldwide Holdings, Inc.(a)	258	13,609
Central Japan Railway Co.	500	80,905
CSX Corp.	7	325
Echo Global Logistics, Inc.(a)	403	9,571
Expeditors International of Washington, Inc.	62	3,229
Hub Group, Inc., Class A(a)	382	16,942
Kansas City Southern	38	3,265
Knight Transportation, Inc.	360	12,024
Marten Transport, Ltd.	375	8,569
Roadrunner Transportation Systems, Inc.(a)	504	3,992
Saia, Inc.(a)	290	13,934

Description	Shares	Value (Note 2)
TRANSPORTATION (0.03%) (continued)
United Parcel Service, Inc., Class B	61	$6,657
		183,102

TRUCKING & LEASING (0.00%)(c)
The Greenbrier Cos, Inc.	291	12,731

WATER (0.00%)(c)
California Water Service Group	434	14,973

TOTAL COMMON STOCKS
(Cost $109,169,715)		121,624,605

EXCHANGE TRADED FUNDS (0.02%)
iShares® MSCI Indonesia ETF	1,521	37,128
iShares® Russell 1000 Value ETF	586	66,048
SPDR® S&P 500® ETF Trust	112	25,483
		128,659

TOTAL EXCHANGE TRADED FUNDS
(Cost $117,134)		128,659

LIMITED PARTNERSHIPS (0.03%)
OIL & GAS (0.03%)
Viper Energy Partners LP	8,809	145,260

TOTAL LIMITED PARTNERSHIPS
(Cost $152,307)		145,260

OPEN-END MUTUAL FUNDS (38.94%)
AQR Multi Strategy Alternative Fund, Class I	8,543,878	81,337,720
Lazard Global Listed Infrastructure Portfolio, Institutional Class	59,365	840,603
PIMCO Short-Term Fund, Institutional Class	13,132,379	128,828,639
		211,006,962

TOTAL OPEN-END MUTUAL FUNDS
(Cost $211,269,078)		211,006,962

PREFERRED STOCKS (0.00%)(c)
BANKS (0.00%)(c)
Banco Bradesco SA	2,400	24,906

CHEMICALS (0.00%)(c)
Braskem SA, Class A	300	3,098

TOTAL PREFERRED STOCKS
(Cost $24,433)		28,004

	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.01%)
S&P 500 Index	02/28/2017	$2,175	115	$60,950

TOTAL PURCHASED OPTIONS
(Cost $70,495)				60,950

Description	Principal Amount	Value (Note 2)
ASSET-BACKED SECURITIES (0.01%)
Honda Auto Receivables Owner Trust 2015-3 A2
0.92%, 11/20/2017	$57,353	57,347

TOTAL ASSET-BACKED SECURITIES
(Cost $57,352)		57,347

CORPORATE BONDS (8.32%)
AEROSPACE & DEFENSE (0.15%)
Moog, Inc.
5.25%, 12/01/2022(d)	14,000	14,350
Transdigm, Inc.
6.38%, 06/15/2026(d)	820,000	811,800
		826,150

AIRLINES (0.00%)(c)
Allegiant Travel Co.
5.50%, 07/15/2019	5,000	5,163
United Airlines 2013-1 Class B Pass Through Trust
5.38%, 08/15/2021	13,897	14,435
		19,598

BUILDING MATERIALS (0.00%)(c)
Standard Industries, Inc.
6.00%, 10/15/2025(d)	14,000	14,857

CASINOS & GAMING (0.04%)
Jack Ohio Fin LLC
10.25%, 11/15/2022(d)	187,000	200,324

CHEMICALS (0.00%)(c)
A Schulman, Inc., ADR
6.88%, 06/01/2023(d)	13,000	13,780
Unifrax I LLC / Unifrax Holding Co.
7.50%, 02/15/2019(d)	14,000	14,070
		27,850

COAL (0.00%)(c)
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.38%, 02/01/2020	19,000	19,048

Description	Principal Amount	Value (Note 2)
COMMERCIAL SERVICES (0.30%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.25%, 03/15/2025(d)	$12,000	$11,025
Great Lakes Dredge & Dock Corp.
7.38%, 02/01/2019	16,000	16,120
Multi-Color Corp.
6.13%, 12/01/2022(d)	30,000	31,875
Quad Graphics, Inc.
7.00%, 05/01/2022	17,000	16,702
RR Donnelley & Sons Co.
6.00%, 04/01/2024	1,600,000	1,528,000
The Hertz Corp.
5.50%, 10/15/2024(d)	12,000	10,140
		1,613,862

COMPUTERS (0.49%)
Diamond 1 Finance Corp.
6.02%, 06/15/2026(d)	17,000	18,386
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	16,000	17,540
Everi Payments, Inc.
10.00%, 01/15/2022	2,594,000	2,572,924
Western Digital Corp.
10.50%, 04/01/2024(d)	20,000	23,625
		2,632,475

CONTAINERS & PACKAGING (0.00%)(c)
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	12,000	13,620

DIVERSIFIED FINANCIAL SERVICES (0.03%)
Aircastle, Ltd.
5.00%, 04/01/2023	25,000	25,439
Ally Financial, Inc.
5.75%, 11/20/2025	14,000	14,335
Credit Acceptance Corp.
7.38%, 03/15/2023	14,000	14,435
Enova International, Inc.
9.75%, 06/01/2021	20,000	20,350
Navient Corp.
5.63%, 08/01/2033	16,000	12,720
OneMain Financial Holdings LLC
6.75%, 12/15/2019(d)	17,000	17,701
Quicken Loans, Inc.
5.75%, 05/01/2025(d)	23,000	22,253
Tervita Escrow Corp.
7.63%, 12/01/2021(d)	20,000	20,800
		148,033

ELECTRIC (0.01%)
AES Corp.
5.50%, 03/15/2024	12,000	12,210

Description	Principal Amount	Value (Note 2)
ELECTRIC (0.01%) (continued)
Dynegy, Inc.
7.38%, 11/01/2022	$7,000	$6,947
8.00%, 01/15/2025(d)	12,000	11,580
		30,737

ELECTRICAL COMPONENTS & EQUIPMENT (0.00%)(c)
General Cable Corp.
5.75%, 10/01/2022	14,000	13,895

ENERGY & ALTERNATE SOURCES (0.00%)(c)
Pattern Energy Group, Inc.
5.88%, 02/01/2024(d)	5,000	5,106
TerraForm Power Operating LLC
6.38%, 02/01/2023(d)(f)	13,000	13,423
		18,529

ENGINEERING & CONSTRUCTION (0.00%)(c)
Weekley Homes LLC
6.00%, 02/01/2023	15,000	14,325

ENTERTAINMENT (0.10%)
Jacobs Entertainment, Inc.
7.88%, 02/01/2024(d)	500,000	515,625
Mohegan Tribal Gaming Authority
7.88%, 10/15/2024(d)	23,000	24,179
Scientific Games International, Inc.
10.00%, 12/01/2022	16,000	16,474
		556,278

FOOD (0.01%)
Albertsons Cos. LLC / Safeway, Inc.
6.63%, 06/15/2024(d)	13,000	13,581
C&S Group Enterprises LLC
5.38%, 07/15/2022(d)	17,000	16,745
Land O'Lakes Capital Trust I
7.45%, 03/15/2028(d)	12,000	13,530
		43,856

FOREST PRODUCTS & PAPER (0.72%)
Resolute Forest Products, Inc.
5.88%, 05/15/2023	4,420,000	3,889,600

HARDWARE (0.37%)
Seagate HDD Cayman
4.88%, 03/01/2024(d)	2,000,000	1,986,560

HEALTH CARE FACILITIES & SERVICES (0.40%)
Kindred Healthcare, Inc.
8.75%, 01/15/2023	2,400,000	2,193,000

Description	Principal Amount	Value (Note 2)
HEALTHCARE - SERVICES (0.01%)
CHS/Community Health Systems, Inc.
6.88%, 02/01/2022	$19,000	$13,965
HCA, Inc.
5.25%, 06/15/2026	14,000	14,630
IASIS Healthcare LLC / IASIS Capital Corp.
8.38%, 05/15/2019	21,000	20,212
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023(d)	20,000	20,825
		69,632

HOLDING COMPANIES - DIVERSIFIED (0.34%)
Opal Acquisition, Inc.
8.88%, 12/15/2021(d)	2,160,000	1,868,400

HOME BUILDERS (0.00%)(c)
Mattamy Group Corp.
6.50%, 11/15/2020(d)	15,000	15,413

INTERNET (0.01%)
Cogent Communications Holdings, Inc.
5.38%, 03/01/2022(d)	16,000	16,700
Netflix, Inc.
5.88%, 02/15/2025	16,000	17,400
Zayo Group LLC
6.38%, 05/15/2025	17,000	18,009
		52,109

IRON & STEEL (1.01%)
AK Steel Corp.
7.50%, 07/15/2023	17,000	18,664
7.63%, 05/15/2020	2,450,000	2,511,250
7.63%, 10/01/2021	2,769,000	2,897,066
ArcelorMittal
6.13%, 06/01/2025	8,000	8,835
7.25%, 02/25/2022	12,000	13,590
United States Steel Corp.
8.38%, 07/01/2021(d)	9,000	10,013
		5,459,418

LEISURE TIME (0.21%)
NCL Corp., Ltd.
4.75%, 12/15/2021(d)	15,000	15,150
Royal Caribbean Cruises, Ltd.
5.25%, 11/15/2022	14,000	15,190
Sabre GLBL, Inc.
5.38%, 04/15/2023(d)	16,000	16,355
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025(d)	15,000	15,491
Viking Cruises, Ltd.
6.25%, 05/15/2025(d)	525,000	506,625
8.50%, 10/15/2022(d)	519,000	547,545
		1,116,356

Description	Principal Amount	Value (Note 2)
LODGING (0.01%)
Caesars Growth Properties Holdings LLC
9.38%, 05/01/2022	$10,000	$10,825
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25%, 02/01/2020(d)	15,000	15,075
Golden Nugget, Inc.
8.50%, 12/01/2021(d)	13,000	14,007
		39,907

MACHINERY - CONSTRUCTION & MINING (0.00%)(c)
Terex Corp.
5.63%, 02/01/2025(d)	10,000	10,226

MACHINERY - DIVERSIFIED (0.00%)(c)
ATS Automation Tooling Systems, Inc.
6.50%, 06/15/2023(d)	13,000	13,487

MEDIA (0.56%)
Block Communications, Inc.
7.25%, 02/01/2020(d)	14,000	14,315
Cablevision Systems Corp.
5.88%, 09/15/2022	10,000	10,075
Clear Channel Worldwide Holdings, Inc., Series A
6.50%, 11/15/2022	15,000	15,210
DISH DBS Corp.
7.75%, 07/01/2026	12,000	13,436
Lee Enterprises, Inc.
9.50%, 03/15/2022(d)	1,195,000	1,281,877
Sirius XM Radio, Inc.
5.38%, 07/15/2026(d)	17,000	17,319
Time, Inc.
5.75%, 04/15/2022(d)	1,646,000	1,699,495
		3,051,727

METAL FABRICATE & HARDWARE (0.00%)(c)
Grinding Media, Inc. / MC Grinding Media Canada Inc
7.38%, 12/15/2023(d)	12,000	12,705
Novelis Corp.
6.25%, 08/15/2024(d)	14,000	14,823
		27,528

MINING (0.01%)
Hudbay Minerals, Inc.
7.63%, 01/15/2025(d)	20,000	21,500
Kaiser Aluminum Corp.
5.88%, 05/15/2024	9,000	9,450
		30,950

MISCELLANEOUS MANUFACTURING (0.00%)(c)
Koppers, Inc.
6.00%, 02/15/2025(d)	4,000	4,150

Description	Principal Amount	Value (Note 2)
OIL & GAS (1.19%)
California Resource
8.00%, 12/15/2022(d)	$4,000,000	$3,570,000
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023	14,000	14,437
Chesapeake Energy Corp.
8.00%, 01/15/2025(d)	17,000	17,553
Comstock Resources, Inc., PIK Notes
10.00 (or 12.25% PIK)%, 03/15/2020	2,565,000	2,709,281
Denbury Resources, Inc.
5.50%, 05/01/2022	9,000	7,763
9.00%, 05/15/2021(d)	14,000	15,365
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024(d)	13,000	14,105
Hilcorp Energy I LP
5.00%, 12/01/2024(d)	16,000	15,840
Laredo Petroleum, Inc.
7.38%, 05/01/2022	13,000	13,585
MEG Energy Corp.
6.38%, 01/30/2023(d)	19,000	17,765
6.50%, 01/15/2025(d)	10,000	10,125
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	14,000	14,315
Sanchez Energy Corp.
6.13%, 01/15/2023	10,000	9,650
WPX Energy, Inc.
7.50%, 08/01/2020	17,000	18,530
		6,448,314

OIL & GAS SERVICES (0.09%)
Bristow Group, Inc.
6.25%, 10/15/2022	14,000	12,583
McDermott International, Inc.
8.00%, 05/01/2021(d)	465,000	478,950
SESI LLC
7.13%, 12/15/2021	13,000	13,406
Trinidad Drilling, Ltd.
6.63%, 02/15/2025(d)	3,000	3,075
		508,014

PIPELINES (0.02%)
Genesis Energy LP
5.63%, 06/15/2024	13,000	13,162
Holly Energy Partners LP
6.00%, 08/01/2024(d)	15,000	15,788
Rose Rock Midstream LP / Rose Rock Finance Corp.
5.63%, 07/15/2022	22,000	22,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.50%, 08/15/2022	20,000	20,150
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024(d)	17,000	17,340
		88,440

Description	Principal Amount	Value (Note 2)
PUBLISHING & BROADCASTING (1.16%)
American Media, Inc.
0.00%, 03/01/2022(d)(g)	$4,200,000	$3,097,500
5.50%, 09/01/2021(d)	700,000	719,250
McClatchy Co.
6.88%, 03/15/2029	1,000,000	885,000
7.15%, 11/01/2027	500,000	462,500
9.00%, 12/15/2022	1,025,000	1,096,750
		6,261,000

REAL ESTATE (0.00%)(c)
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	13,000	13,476

REAL ESTATE INVESTMENT TRUSTS (0.01%)
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 06/01/2021	12,000	12,330
ESH Hospitality, Inc.
5.25%, 05/01/2025(d)	20,000	20,120
Starwood Property Trust, Inc.
5.00%, 12/15/2021(d)	18,000	18,337
		50,787

RETAIL (0.08%)
Conn's, Inc.
7.25%, 07/15/2022	20,000	17,299
Guitar Center, Inc.
6.50%, 04/15/2019(d)	419,000	378,148
PF Chang's China Bistro, Inc.
10.25%, 06/30/2020(d)	13,000	13,000
		408,447

SEMICONDUCTORS (0.00%)(c)
Sensata Technologies BV
5.00%, 10/01/2025(d)	12,000	12,113

SOFTWARE & SERVICES (0.30%)
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024(d)	12,000	12,450
Harland Clarke Holdings Corp.
6.88%, 03/01/2020(d)	22,000	21,945
9.25%, 03/01/2021(d)	1,710,000	1,575,337
		1,609,732

TELECOMMUNICATIONS (0.03%)
Frontier Communications Corp.
11.00%, 09/15/2025	17,000	17,255
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	13,000	14,358
Intelsat Jackson Holdings SA
5.50%, 08/01/2023	5,000	3,525
Plantronics, Inc.
5.50%, 05/31/2023(d)	12,000	12,270

Description	Principal Amount	Value (Note 2)
TELECOMMUNICATIONS (0.03%) (continued)
Sprint Capital Corp.
8.75%, 03/15/2032	$22,000	$25,300
Sprint Corp.
7.25%, 09/15/2021	28,000	30,030
Telesat Canada / Telesat LLC
8.88%, 11/15/2024(d)	18,000	19,350
T-Mobile USA, Inc.
6.54%, 04/28/2020	17,000	17,510
		139,598

TRANSPORTATION & LOGISTICS (0.66%)
Navistar International Corp.
8.25%, 11/01/2021	3,500,000	3,552,500

TOTAL CORPORATE BONDS
(Cost $44,967,845)		45,114,321
Description	Currency	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (1.59%)
Argentine Republic Government International Bond
6.63%, 07/06/2028(e)	USD	380,000	366,130
6.88%, 04/22/2021(e)	USD	560,000	596,960
7.13%, 07/06/2036(e)	USD	190,000	179,265
7.50%, 04/22/2026(e)	USD	420,000	439,530
Austria Government Bond
3.15%, 06/20/2044	EUR	6,000	8,989
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/2019	BRL	3,390,000	1,080,635
10.00%, 01/01/2021	BRL	4,440,000	1,400,225
10.00%, 01/01/2025	BRL	1,450,000	444,310
Bundesrepublik Deutschland
2.50%, 07/04/2044	EUR	18,000	25,728
3.25%, 07/04/2042	EUR	24,000	38,361
4.75%, 07/04/2040	EUR	10,000	19,218
Canadian Government Bond
5.75%, 06/01/2033	CAD	45,000	51,656
French Republic Government Bond OAT
4.00%, 10/25/2038	EUR	12,000	18,169
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR	6,900,000,000	533,020
8.38%, 03/15/2024	IDR	2,400,000,000	187,021
8.38%, 09/15/2026	IDR	3,700,000,000	291,572
9.00%, 03/15/2029	IDR	3,500,000,000	283,985
Ireland Government Bond
5.40%, 03/13/2025	EUR	7,000	10,179
Italy Buoni Poliennali Del Tesoro
3.75%, 09/01/2024	EUR	14,000	17,135
4.50%, 03/01/2026	EUR	17,000	21,808
5.00%, 09/01/2040	EUR	21,000	29,197
6.50%, 11/01/2027	EUR	7,000	10,497
9.00%, 11/01/2023	EUR	7,000	11,150

Description	Currency	Principal Amount	Value (Note 2)
Japan Government Five Year Bond
0.10%, 06/20/2020	JPY	11,500,000	$102,700
0.10%, 09/20/2020	JPY	5,900,000	52,707
0.10%, 12/20/2020	JPY	11,800,000	105,420
0.10%, 06/20/2021	JPY	4,200,000	37,543
Japan Government Ten Year Bond
1.70%, 09/20/2017	JPY	800,000	7,175
Japan Government Thirty Year Bond
2.30%, 12/20/2036	JPY	3,500,000	40,486
2.50%, 09/20/2035	JPY	3,700,000	43,833
Japan Government Twenty Year Bond
1.20%, 09/20/2035	JPY	700,000	6,876
Japan Government Two Year Bond
0.10%, 06/15/2017	JPY	3,400,000	30,156
0.10%, 09/15/2017	JPY	800,000	7,103
0.10%, 07/15/2018	JPY	3,200,000	28,482
Kingdom of Belgium Government Bond
0.80%, 06/22/2025(d)	EUR	10,000	10,940
3.75%, 06/22/2045	EUR	6,000	9,209
4.00%, 03/28/2032	EUR	7,000	10,333
4.25%, 03/28/2041(d)	EUR	15,000	24,433
4.50%, 03/28/2026(d)	EUR	7,000	10,094
5.00%, 03/28/2035(d)	EUR	4,000	6,796
5.50%, 03/28/2028	EUR	8,000	12,808
Peru Government Bond
6.35%, 08/12/2028(d)	PEN	620,000	191,469
6.35%, 08/12/2028	PEN	1,593,000	491,950
6.90%, 08/12/2037	PEN	300,000	94,282
6.95%, 08/12/2031	PEN	1,300,000	416,207
7.84%, 08/12/2020	PEN	690,000	230,895
8.20%, 08/12/2026	PEN	1,115,000	394,617
Spain Government Bond
4.70%, 07/30/2041(d)	EUR	17,000	24,921
4.90%, 07/30/2040(d)	EUR	14,000	20,947
5.15%, 10/31/2044(d)	EUR	10,000	15,565
United Kingdom Gilt
2.25%, 09/07/2023	GBP	13,000	17,700
2.75%, 09/07/2024	GBP	8,000	11,255
4.25%, 03/07/2036	GBP	6,000	10,325
4.25%, 09/07/2039	GBP	16,000	28,305
4.50%, 12/07/2042	GBP	15,000	28,309
4.75%, 12/07/2038	GBP	6,000	11,254
			8,599,835

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $8,511,394)			8,599,835

Description	Currency	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (0.09%)
U.S. Treasury Notes
1.50%, 01/31/2022		$10,000	$9,793
1.50%, 02/28/2023		34,000	32,757
1.63%, 04/30/2023		75,000	72,615
1.75%, 02/28/2022		11,000	10,896
1.75%, 03/31/2022		54,000	53,420
1.75%, 04/30/2022		10,000	9,882
1.75%, 05/15/2023		99,000	96,531
1.88%, 05/31/2022		7,000	6,958
1.88%, 10/31/2022		28,000	27,677
2.00%, 08/31/2021		63,000	63,337
2.00%, 11/30/2022		30,000	29,830
2.13%, 12/31/2021		43,000	43,413
2.13%, 12/31/2022		9,000	9,004
2.25%, 07/31/2021		10,000	10,169
			476,282

TOTAL GOVERNMENT BONDS
(Cost $480,599)			476,282

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.81%)
MONEY MARKET FUNDS (7.42%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 0.399%	40,177,292	40,177,292

U.S. TREASURY BILLS (0.39%)
0.577%, 03/30/2017(b)(h)	2,130,000	2,128,445

TOTAL SHORT TERM INVESTMENTS
(Cost $42,305,367)		42,305,737

TOTAL INVESTMENTS (79.28%)
(Cost $417,155,552)		$429,581,433

SEGREGATED CASH WITH BROKERS (24.53%)(i)		132,917,842

SECURITIES SOLD SHORT (-6.19%)
(Proceeds $31,607,822)		$(33,514,873)

LIABILITIES IN EXCESS OF OTHER ASSETS (1.79%)		12,844,188
NET ASSETS (100.00%)		$541,828,590

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
COMMON STOCKS (-3.63%)
APPAREL (-0.02%)
Columbia Sportswear Co.	(1,890)	$(102,759)

AUTO MANUFACTURERS (-0.08%)
Ferrari NV	(3,007)	(186,825)
Tesla Motors, Inc.	(1,036)	(260,999)
		(447,824)
AUTO PARTS & EQUIPMENT (-0.03%)
Autoliv, Inc.	(1,364)	(157,760)

BANKS (-0.36%)
BancorpSouth, Inc.	(2,646)	(78,586)
BOK Financial Corp.	(1,401)	(115,218)
Community Bank System, Inc.	(2,206)	(128,742)
Cullen/Frost Bankers, Inc.	(1,036)	(92,618)
CVB Financial Corp.	(4,623)	(104,202)
First Financial Bankshares, Inc.	(6,041)	(257,649)
Glacier Bancorp, Inc.	(3,073)	(109,184)
Home BancShares, Inc.	(2,256)	(60,777)
M&T Bank Corp.	(564)	(91,690)
MB Financial, Inc.	(2,012)	(89,594)
Prosperity Bancshares, Inc.	(1,702)	(123,616)
Trustmark Corp.	(2,855)	(95,985)
UMB Financial Corp.	(1,265)	(97,582)
United Bankshares, Inc.	(5,411)	(242,413)
Valley National Bancorp	(5,229)	(63,323)
Westamerica Bancorporation	(3,787)	(214,912)
		(1,966,091)
BIOTECHNOLOGY (-0.04%)
Illumina, Inc.	(642)	(102,784)
Juno Therapeutics, Inc.	(4,460)	(95,176)
		(197,960)
BUILDING MATERIALS (-0.01%)
Trex Co., Inc.	(486)	(32,917)

CHEMICALS (-0.13%)
Axalta Coating Systems, Ltd.	(5,472)	(158,688)
Balchem Corp.	(1,652)	(140,817)
HB Fuller Co.	(1,332)	(65,761)
Ingevity Corp.	(1,906)	(105,955)
NewMarket Corp.	(525)	(226,364)
		(697,585)
COMMERCIAL SERVICES (-0.14%)
Cimpress NV	(2,059)	(173,759)
CoStar Group, Inc.	(566)	(114,389)
Monro Muffler Brake, Inc.	(2,401)	(143,820)
Nord Anglia Education, Inc.	(5,186)	(113,366)
Rollins, Inc.	(6,203)	(218,718)
		(764,052)
COMPUTERS (-0.09%)
Electronics for Imaging, Inc.	(4,107)	(184,569)
Unisys Corp.	(9,834)	(126,367)
Wipro, Ltd., ADR	(25,109)	(231,756)
		(542,692)

Description	Shares	Value (Note 2)
DIVERSIFIED FINANCIAL SERVICES (-0.07%)
Eaton Vance Corp.	(4,176)	$(175,100)
Financial Engines, Inc.	(3,498)	(134,848)
WisdomTree Investments, Inc.	(8,772)	(90,352)
		(400,300)
ELECTRIC (-0.04%)
Ormat Technologies, Inc.	(4,296)	(230,695)

ELECTRICAL COMPONENTS & EQUIPMENT (-0.02%)
Emerson Electric Co.	(2,118)	(124,242)

ELECTRONICS (-0.10%)
Itron, Inc.	(3,682)	(227,179)
National Instruments Corp.	(11,095)	(348,605)
		(575,784)
ENTERTAINMENT (-0.03%)
SeaWorld Entertainment, Inc.	(8,515)	(154,207)

FOOD (-0.09%)
B&G Foods, Inc.	(3,581)	(158,817)
McCormick & Co., Inc.	(1,546)	(147,720)
TreeHouse Foods, Inc.	(1,893)	(143,641)
		(450,178)
HEALTHCARE - PRODUCTS (-0.14%)
Henry Schein, Inc.	(852)	(136,201)
IDEXX Laboratories, Inc.	(1,620)	(198,175)
Intuitive Surgical, Inc.	(230)	(159,319)
West Pharmaceutical Services, Inc.	(1,943)	(164,436)
Wright Medical Group NV	(4,247)	(106,939)
		(765,070)
HOUSEWARES (-0.03%)
The Toro Co.	(2,973)	(175,199)

INSURANCE (-0.07%)
Cincinnati Financial Corp.	(1,869)	(131,914)
Mercury General Corp.	(2,436)	(154,077)
RLI Corp.	(2,231)	(132,566)
		(418,557)
INTERNET (-0.16%)
58.com, Inc., ADR	(1,847)	(53,895)
Cogent Communications Holdings, Inc.	(5,211)	(217,820)
F5 Networks, Inc.	(624)	(83,635)
Netflix, Inc.	(1,211)	(170,400)
Proofpoint, Inc.	(2,358)	(189,017)
Wayfair, Inc., Class A	(3,356)	(139,475)
		(854,242)
LEISURE TIME (-0.05%)
Harley-Davidson, Inc.	(2,478)	(141,345)
Planet Fitness, Inc., Class A	(4,028)	(84,749)
		(226,094)
MACHINERY - CONSTRUCTION & MINING (-0.04%)
Caterpillar, Inc.	(2,160)	(206,626)

MACHINERY - DIVERSIFIED (-0.16%)
Cognex Corp.	(5,468)	(369,418)
Deere & Co.	(1,384)	(148,157)

Description	Shares	Value (Note 2)
MACHINERY - DIVERSIFIED (-0.16%) (continued)
Flowserve Corp.	(1,357)	$(66,710)
The Middleby Corp.	(1,297)	(174,031)
Wabtec Corp.	(1,085)	(94,004)
		(852,320)
MEDIA (-0.03%)
FactSet Research Systems, Inc.	(947)	(163,878)

METAL FABRICATE & HARDWARE (-0.02%)
Sun Hydraulics Corp.	(2,560)	(100,301)

MINING (-0.02%)
Kinross Gold Corp.	(26,833)	(104,649)

MISCELLANEOUS MANUFACTURING (-0.06%)
Actuant Corp., Class A	(6,205)	(162,261)
Aptargroup, Inc.	(2,245)	(163,818)
		(326,079)
OIL & GAS (-0.26%)
Apache Corp.	(2,591)	(154,994)
Continental Resources, Inc.	(2,869)	(139,319)
EP Energy Corp., Class A	(13,776)	(72,186)
Hess Corp.	(4,980)	(269,816)
Laredo Petroleum, Inc.	(14,074)	(190,703)
Matador Resources Co.	(9,486)	(249,766)
Murphy Oil Corp.	(8,261)	(238,826)
Transocean, Ltd.	(9,120)	(127,406)
		(1,443,016)
OIL & GAS SERVICES (-0.06%)
National Oilwell Varco, Inc.	(2,561)	(96,831)
Sunoco LP	(8,087)	(228,862)
		(325,693)
PACKAGING & CONTAINERS (-0.08%)
Ball Corp.	(2,737)	(208,724)
Bemis Co., Inc.	(1,786)	(87,014)
Sonoco Products Co.	(1,994)	(109,570)
		(405,308)
PHARMACEUTICALS (-0.03%)
AmerisourceBergen Corp.	(1,464)	(127,778)
Bristol-Myers Squibb Co.	(1,691)	(83,130)
		(210,908)
PIPELINES (-0.02%)
Kinder Morgan, Inc.	(5,418)	(121,038)

REAL ESTATE INVESTMENT TRUSTS (-0.09%)
Equinix, Inc.	(989)	(380,745)
Pebblebrook Hotel Trust	(3,447)	(103,100)
		(483,845)
RETAIL (-0.28%)
Buffalo Wild Wings, Inc.	(968)	(146,168)
Casey's General Stores, Inc.	(1,233)	(141,672)
Chipotle Mexican Grill, Inc.	(341)	(143,711)
Cracker Barrel Old Country Store, Inc.	(864)	(136,564)
Jack in the Box, Inc.	(1,386)	(149,577)
lululemon athletica, Inc.	(2,056)	(138,801)
Panera Bread Co., Class A	(733)	(153,241)

Description	Shares	Value (Note 2)
RETAIL (-0.28%) (continued)
PriceSmart, Inc.	(1,450)	$(122,815)
Texas Roadhouse, Inc.	(3,512)	(163,800)
The Cheesecake Factory, Inc.	(2,898)	(174,634)
		(1,470,983)
SAVINGS & LOANS (-0.04%)
New York Community Bancorp, Inc.	(5,698)	(86,553)
People's United Financial, Inc.	(4,885)	(91,594)
		(178,147)
SEMICONDUCTORS (-0.02%)
Cavium, Inc.	(1,826)	(120,899)

SOFTWARE (-0.42%)
2U, Inc.	(3,375)	(114,885)
ACI Worldwide, Inc.	(12,741)	(247,175)
Acxiom Corp.	(7,291)	(190,295)
Blackbaud, Inc.	(3,959)	(259,750)
Guidewire Software, Inc.	(3,879)	(202,988)
Medidata Solutions, Inc.	(5,369)	(265,980)
salesforce.com, Inc.	(2,311)	(182,800)
Synchronoss Technologies, Inc.	(3,260)	(125,575)
The Ultimate Software Group, Inc.	(431)	(83,467)
Veeva Systems, Inc., Class A	(7,474)	(316,374)
Workday, Inc., Class A	(3,112)	(258,576)
		(2,247,865)
STORAGE & WAREHOUSING (-0.02%)
Mobile Mini, Inc.	(2,981)	(97,032)

TELECOMMUNICATIONS (-0.19%)
Arista Networks, Inc.	(2,264)	(212,816)
Finisar Corp.	(3,222)	(95,275)
Frontier Communications Corp.	(17,607)	(61,448)
Sprint Corp.	(55,556)	(512,782)
Telefonica SA, Sponsored ADR	(7,982)	(76,946)
ViaSat, Inc.	(1,358)	(88,148)
		(1,047,415)
TOYS, GAMES & HOBBIES (-0.03%)
Mattel, Inc.	(7,064)	(185,147)

TRANSPORTATION (-0.06%)
Heartland Express, Inc.	(4,565)	(94,039)
JB Hunt Transport Services, Inc.	(948)	(93,928)
Old Dominion Freight Line, Inc.	(977)	(86,250)
		(274,217)

TOTAL COMMON STOCKS
(Proceeds $17,815,048)		(19,649,574)

Description	Principal	Value (Note 2)
CORPORATE BONDS (-0.58%)
CHEMICALS (-0.29%)
CVR Partners
9.25%, 6/15/2023(d)	$(1,500,000)	$(1,603,125)

Description	Principal	Value (Note 2)
PHARMACEUTICALS (-0.10%)
Valeant Pharmaceuticals International, Inc.
6.13%, 4/15/2025(d)	$(693,000)	$(521,483)

TELECOMMUNICATIONS (-0.19%)
T-Mobile USA, Inc.
6.50%, 1/15/2026	$(923,000)	(1,017,838)

TOTAL CORPORATE BONDS
(Proceeds $3,137,743)		(3,142,446)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-1.98%)
Consumer Discretionary Select Sector SPDR® Fund	(14,253)	(1,209,082)
Consumer Staples Select Sector SPDR® Fund	(22,445)	(1,180,383)
Health Care Select Sector SPDR® Fund	(19,624)	(1,383,884)
iShares® 20+ Year Treasury Bond ETF	(17,072)	(2,050,347)
iShares® 7-10 Year Treasury Bond ETF	(9,055)	(951,228)
iShares® Euro Government 10.5+ Year ETF	(6,340)	(953,100)
iShares® Euro Government 7-10 Year ETF	(9,173)	(2,029,370)
Vanguard REIT ETF	(11,721)	(965,459)
		(10,722,853)
TOTAL EXCHANGE TRADED FUNDS (-1.98%)
(Proceeds $10,655,031)		(10,722,853)

TOTAL SECURITIES SOLD SHORT
(Proceeds $31,607,822)		$(33,514,873)

SCHEDULE OF WRITTEN OPTIONS
Description	Number of Contracts	Exercise Price	Maturity Date	Value (Note 2)
WRITTEN OPTIONS
Call Options
Diamondback Energy, Inc.	(21)	$92.50	03/17/2017	$(28,665)
Phillips 66	(16)	85.00	06/16/2017	(3,600)

TOTAL WRITTEN OPTIONS (Proceeds $16,888)				$(32,265)

(a)	Non-income producing security.
(b)
Security position either entirely or partially held in a segregated account as collateral for securities sold short, written options, and futures contracts. Aggregate total market value of $18,561,069.

(c)	Less than 0.005%.
(d)
Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $18,243,148, representing 3.37% of the Fund's net assets.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $1,591,939 representing 0.29% of net assets.

(f)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2017.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(i)	Includes cash which is being held as collateral for securities sold short, written options, forward foreign currency contracts, and total return swap contracts.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	EUR	102,700	Sale	02/07/2017	$110,891	$3,666
Morgan Stanley	EUR	102,700	Purchase	02/07/2017	110,891	608
Morgan Stanley	EUR	24,000	Purchase	03/15/2017	25,961	152
Morgan Stanley	JPY	19,594,000	Sale	02/07/2017	173,563	16,985
Morgan Stanley	JPY	19,594,000	Purchase	02/07/2017	173,563	1,149
Morgan Stanley	JPY	6,549,000	Purchase	03/15/2017	58,103	411
						$22,971

Morgan Stanley	CAD	67,450	Sale	03/15/2017	$51,858	$(735)
Morgan Stanley	EUR	360,100	Sale	03/15/2017	389,516	(1,663)
Morgan Stanley	GBP	85,600	Sale	02/07/2017	107,697	(2,154)
Morgan Stanley	GBP	51,100	Purchase	02/07/2017	64,291	(52)
Morgan Stanley	GBP	51,000	Sale	03/15/2017	64,226	(1,431)
Morgan Stanley	JPY	260,108,000	Sale	03/15/2017	2,307,673	(36,302)
						$(42,337)

**	The contracted amount is stated in the currency in which the contract is denominated.

FUTURES CONTRACTS
At January 31, 2017, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation
Equity Contracts
SGX Nifty 50 Index Future	Long	78	02/23/2017	$1,337,856	$9,347
				$1,337,856	$9,347

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation
Equity Contracts
E-Mini S&P 500® Future	Short	31	03/17/2017	$(3,525,475)	$(29,135)
Mini MSCI EAFE Index Future	Short	12	03/17/2017	(1,037,040)	(28,246)
Mini MSCI Emerging Markets Index Future	Short	6	03/17/2017	(274,530)	(9,627)
Russell® 1000 Value Index	Long	26	03/17/2017	1,438,840	(12,505)
Russell® 2000 Mini Index Future	Long	78	03/17/2017	5,302,050	(23,191)
				$1,903,845	$(102,704)

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/(Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio	$24,958	1-Month LIBOR BBA	09/13/2018	$–
Morgan Stanley	Clinton Segregated Portfolio(a)	20,000	1-Month LIBOR BBA	09/13/2018	9,754
Morgan Stanley	iBoxx HY Index	(1,565,558)	3-Month LIBOR	03/20/2017	5,786
Morgan Stanley	iBoxx IG Index	(4,570,558)	3-Month LIBOR	03/20/2017	(50,183)
Morgan Stanley	Impala Segregated Portfolio(b)	42,371	1-Month LIBOR BBA	03/20/2019	220
Morgan Stanley	Melchior Segregated Portfolio(c)	40,885	1-Month LIBOR BBA	03/20/2019	35,949
Morgan Stanley	PSAM Highland(d)	360,748	1-Month EURIBOR	06/03/2021	(274,702)
Morgan Stanley	WABR Cayman Company Limited(e)	56,993	1-Month LIBOR BBA	09/01/2020	30,114
		$(5,590,161)			$(243,062)

*
The Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund.

(a)
Clinton is a global, quantitative equity market neutral strategy. Clinton will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.

(b)
European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.

(c)
Global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.

(d)
PSAM employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ have gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.

(e)
Weiss Alpha Balanced Risk incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Currency Abbreviations
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - Great British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
PEN - Peruvian Nuevo Sol
USD - United States Dollar

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
MSCI - Morgan Stanley Capital International.
PIK - Payment in-kind
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SGX - Singapore Exchange.
SPDR - Standard & Poor's Depositary Receipt.

See notes to Consolidated Quarterly Schedule of Investments.

Redmont Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Redmont Resolute Fund (the “Fund”). The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts as of the date of the Schedule of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage‐related and asset‐backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Redmont Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Redmont Resolute Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$33,471	$–	$–	$33,471
Common Stocks(*)	121,489,565	135,040	–	121,624,605
Exchange Traded Funds	128,659	–	–	128,659
Limited Partnerships	145,260	–	–	145,260
Open-End Mutual Funds	211,006,962	–	–	211,006,962
Preferred Stocks(*)	28,004	–	–	28,004
Purchased Options	60,950	–	–	60,950
Asset-Backed Securities	–	57,347	–	57,347
Corporate Bonds(*)	–	45,114,321	–	45,114,321
Foreign Government Bonds	–	8,599,835	–	8,599,835
Government Bonds	–	476,282	–	476,282
Short Term Investments
Money Market Funds	40,177,292	–	–	40,177,292
U.S. Treasury Bills	–	2,128,445	–	2,128,445
Total	$373,070,163	$56,511,270	$–	$429,581,433

Other Financial Instruments
Assets:
Forward Foreign Currency Contracts	$–	$22,971	$–	$22,971
Futures Contracts	9,347	–	–	9,347
Total Return Swap Contracts	–	81,823	–	81,823
Liabilities:
Common Stocks Sold Short(*)	(19,649,574)	–	–	(19,649,574)
Corporate Bonds - Sold Short	–	(3,142,446)	–	(3,142,446)
Exchange Traded Funds Sold Short	(10,722,853)	–	–	(10,722,853)
Written Options	(32,265)	–	–	(32,265)
Forward Foreign Currency Contracts	–	$(42,337)	–	$(42,337)
Futures Contracts	(102,704)	–	–	(102,704)
Total Return Swap Contracts	–	(324,885)	–	(324,885)
Total	$(30,498,049)	$(2,952,700)	$–	$(33,902,923)

*	For detailed descriptions, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. There were no Level 3 securities held during the period.

Redmont Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at January 31, 2017 are disclosed in the Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Redmont Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments
January 31, 2017 (Unaudited)

Written option activity for the three months ended January 31, 2017 was as follows:

Redmont Resolute Fund
	Written Call Options
	Contracts	Premiums
Outstanding, April 30, 2016	(281)	$135,671
Written	(77)	32,366
Covered	46	(15,040)
Exercised	204	(107,553)
Expired	71	(28,556)
Outstanding, January 31, 2017	(37)	$16,888

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Redmont Resolute Fund	$9,942,913	$224,778	$10,167,691	$419,413,742

SEAFARER OVERSEAS GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (81.5%)
Brazil (7.2%)
TOTVS SA	BRL	7,350,000	$60,872,114
Odontoprev SA	BRL	16,000,000	56,922,405
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	BRL	2,775,000	21,108,205

Total Brazil			138,902,724

China / Hong Kong (14.5%)
Hang Lung Properties, Ltd.	HKD	38,000,000	93,520,851
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	79,018,000	51,691,076
Fuyao Glass Industry Group Co., Ltd., Class H(a)(b)	HKD	12,750,000	37,685,322
Texwinca Holdings, Ltd.	HKD	52,500,000	33,638,690
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	29,250,000	26,117,571
Greatview Aseptic Packaging Co., Ltd.	HKD	45,250,000	21,347,428
Pico Far East Holdings, Ltd.	HKD	48,500,000	16,217,186

Total China / Hong Kong			280,218,124

India (8.9%)
Infosys, Ltd., Sponsored ADR	USD	7,075,000	97,422,750
Sun Pharma Advanced Research Co., Ltd.(c)	INR	7,600,000	34,102,533
Balkrishna Industries, Ltd.	INR	1,403,256	23,187,856
Cyient, Ltd.	INR	2,500,000	16,985,408

Total India			171,698,547

Indonesia (4.1%)
Astra International Tbk PT	IDR	134,250,000	80,033,909

Total Indonesia			80,033,909

Japan (2.1%)
Hisamitsu Pharmaceutical Co., Inc.	JPY	785,000	40,977,574

Total Japan			40,977,574

Malaysia (0.6%)
Hartalega Holdings Bhd	MYR	12,000,000	12,786,996

Total Malaysia			12,786,996

Mexico (5.3%)
Grupo Financiero Banorte SAB de CV	MXN	13,834,756	66,309,438
Bolsa Mexicana de Valores SAB de CV	MXN	18,300,000	24,922,435

	Currency	Shares	Value
Mexico (continued)
Grupo Herdez SAB de CV	MXN	6,850,000	$12,170,259

Total Mexico			103,402,132

Poland (6.6%)
Bank Pekao SA	PLN	2,450,000	82,885,454
Asseco Poland SA	PLN	1,950,000	27,998,352
PGE Polska Grupa Energetyczna SA	PLN	6,000,000	16,382,860

Total Poland			127,266,666

Singapore (6.0%)
Singapore Telecommunications, Ltd.	SGD	32,750,000	90,042,643
SIA Engineering Co., Ltd.	SGD	10,400,000	25,705,028

Total Singapore			115,747,671

South Africa (5.8%)
Sanlam, Ltd.	ZAR	18,975,000	91,665,529
EOH Holdings, Ltd.	ZAR	1,873,563	20,397,157

Total South Africa			112,062,686

South Korea (6.6%)
Coway Co., Ltd.	KRW	975,933	73,388,461
Dongsuh Cos., Inc.	KRW	1,822,075	40,138,646
Sindoh Co., Ltd.	KRW	330,000	14,703,029

Total South Korea			128,230,136

Taiwan (12.3%)
Pou Chen Corp.	TWD	55,000,000	69,687,027
Delta Electronics, Inc.	TWD	11,250,000	62,835,694
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	8,425,000	50,203,405
Vanguard International Semiconductor Corp.	TWD	22,306,000	40,312,052
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	476,739	14,736,002

Total Taiwan			237,774,180

Turkey (0.7%)
Arcelik AS	TRY	2,400,000	14,557,131

Total Turkey			14,557,131

Vietnam (0.8%)
Bao Viet Holdings	VND	4,125,000	11,142,506

	Currency	Shares	Value
Vietnam (continued)
Nam Long Investment Corp.	VND	3,675,000	$3,741,286

Total Vietnam			14,883,792

TOTAL COMMON STOCKS
(Cost $1,599,918,355)			1,578,542,268

PREFERRED STOCKS (8.7%)
Brazil (3.7%)
Banco Bradesco SA, ADR	USD	7,000,000	72,310,000

Total Brazil			72,310,000

South Korea (5.0%)
Samsung Electronics Co., Ltd.	KRW	71,000	95,956,521

Total South Korea			95,956,521

TOTAL PREFERRED STOCKS
(Cost $106,584,408)			168,266,521

	Currency	Rate	Maturity Date	Principal Amount	Value
FOREIGN CURRENCY CORPORATE BONDS (1.3%)
Mexico (1.3%)
America Movil SAB de CV	MXN	7.13%	12/09/24	244,710,000	11,054,107
America Movil SAB de CV	MXN	6.45%	12/05/22	320,000,000	14,136,716

Total Mexico					25,190,823

TOTAL FOREIGN CURRENCY CORPORATE BONDS
(Cost $29,957,502)					25,190,823

FOREIGN CURRENCY GOVERNMENT BONDS (2.6%)
Brazil (1.8%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	44,000,000	13,928,469
Brazil Notas do Tesouro Nacional, Series F, Series NTNF	BRL	10.00%	01/01/25	65,000,000	19,917,361

Total Brazil					33,845,830

	Currency	Rate	Maturity Date	Principal Amount	Value
Indonesia (0.8%)
Indonesia Treasury Bond, Series FR70	IDR	8.38%	03/15/24	200,000,000,000	$15,585,096

Total Indonesia					15,585,096

TOTAL FOREIGN CURRENCY GOVERNMENT BONDS
(Cost $43,380,450)					49,430,926

USD CORPORATE BONDS (0.9%)
Brazil (0.9%)
Cielo SA / Cielo USA, Inc.(b)	USD	3.75%	11/16/22	19,000,000	17,911,300

Total Brazil					17,911,300

TOTAL USD CORPORATE BONDS
(Cost $17,046,813)					17,911,300

TOTAL INVESTMENTS
(Cost $1,796,887,528) (95.0%)					$1,839,341,838

Cash and Other Assets, Less Liabilities (5.0%)					96,383,856
NET ASSETS (100.0%)					$1,935,725,694

Principal Amount is stated in local currency unless otherwise noted.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $37,685,322, which represents approximately 1.9% of net assets as of January 31, 2017.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $55,596,622, representing 2.9% of net assets.

(c)	Non-income producing security.

Currency Abbreviations
BRL - Brazil Real
HKD - Hong Kong Dollar
IDR - Indonesia Rupiah
INR - India Rupee
JPY - Japan Yen
KRW - South Korea Won
MXN - Mexico Peso
MYR - Malaysia Ringgit
PLN - Poland Zloty
SGD - Singapore Dollar
TRY - Turkey Lira
TWD - Taiwan New Dollar
USD - United States Dollar
VND - Vietnam Dong
ZAR - South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2017 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (80.9%)
Brazil (2.4%)
Qualicorp SA	BRL	25,000	$163,514

Total Brazil			163,514

China / Hong Kong (40.2%)
Melco International Development, Ltd.	HKD	184,000	277,576
First Pacific Co., Ltd.	HKD	338,000	256,279
WH Group, Ltd.(a)(b)	HKD	323,000	245,332
Pacific Basin Shipping, Ltd.	HKD	1,130,000	210,742
China Resources Beer Holdings Co., Ltd.	HKD	100,000	203,111
Xtep International Holdings, Ltd.	HKD	459,000	193,680
Asia Satellite Telecommunications Holdings, Ltd.	HKD	154,000	193,321
Pico Far East Holdings, Ltd.	HKD	538,000	179,894
Shangri-La Asia, Ltd.	HKD	160,000	177,966
Texwinca Holdings, Ltd.	HKD	276,000	176,843
AMVIG Holdings, Ltd.	HKD	506,000	174,125
Giordano International, Ltd.	HKD	318,000	172,217
Hang Lung Properties, Ltd.	HKD	62,000	152,587
Greatview Aseptic Packaging Co., Ltd.	HKD	189,000	89,164

Total China / Hong Kong			2,702,837

Czech Republic (5.7%)
Pegas Nonwovens SA	CZK	6,000	196,556
Philip Morris CR AS	CZK	360	190,190

Total Czech Republic			386,746

Philippines (2.7%)
Del Monte Pacific, Ltd.	SGD	755,000	180,371

Total Philippines			180,371

Qatar (2.7%)
Qatar Gas Transport Co., Ltd.	QAR	28,000	185,091

Total Qatar			185,091

Russia (6.9%)
Global Ports Investments PLC, GDR(b)	USD	56,200	264,140
Cherkizovo Group PJSC, GDR(b)	USD	22,000	202,180

Total Russia			466,320

Singapore (8.6%)
Genting Singapore PLC	SGD	291,000	200,714
Wilmar International, Ltd.	SGD	70,000	192,641

	Currency	Shares	Value
Singapore (continued)
SIA Engineering Co., Ltd.	SGD	76,000	$187,844

Total Singapore			581,199

South Korea (2.8%)
Samsung SDI Co., Ltd.	KRW	1,900	188,816

Total South Korea			188,816

Taiwan (3.1%)
Pou Chen Corp.	TWD	163,000	206,527

Total Taiwan			206,527

United Arab Emirates (1.5%)
National Central Cooling Co. PJSC	AED	200,000	101,233

Total United Arab Emirates			101,233

Vietnam (4.3%)
Petrovietnam Fertilizer & Chemicals JSC	VND	143,000	152,858
PetroVietnam Technical Services Corp.	VND	175,000	136,015

Total Vietnam			288,873

TOTAL COMMON STOCKS
(Cost $5,115,974)			5,451,527

TOTAL INVESTMENTS
(Cost $5,115,974) (80.9%)			$5,451,527

Cash and Other Assets, Less Liabilities (19.1%)			1,283,611
NET ASSETS (100.0%)			$6,735,138

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $245,332, which represents approximately 3.6% of net assets as of January 31, 2017.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2017, the aggregate market value of those securities was $711,652, representing 10.6% of net assets.

Currency Abbreviations
AED - United Arab Emirates Dirham
BRL - Brazil Real
CZK - Czech Koruna

HKD - Hong Kong Dollar
KRW - South Korea Won
QAR - Qatar Rial
SGD - Singapore Dollar
TWD - Taiwan New Dollar
USD - United States Dollar
VND - Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchanged traded funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over‐the‐counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Funds’ Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements: Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

The following is a summary of each input used to value each Fund as of January 31, 2017:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks	$337,608,729	$1,240,933,539	$–	$1,578,542,268
Preferred Stocks	72,310,000	95,956,521	–	168,266,521
Foreign Currency Corporate Bonds	–	25,190,823	–	25,190,823
Foreign Currency Government Bonds	–	49,430,926	–	49,430,926
USD Corporate Bonds	–	17,911,300	–	17,911,300
Total	$409,918,729	$1,429,423,109	$–	$1,839,341,838

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks	$1,373,370	$4,078,157	$–	$5,451,527
Total	$1,373,370	$4,078,157	$–	$5,451,527

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

The Funds recognize transfers between levels as of the end of the period. For the nine months or period ended January 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Funds transferred between Levels 1 and 2 at January 31, 2017 were as follows:

Seafarer Overseas Growth and Income Fund	Level 1		Level 2
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$–	$(997,337,035)	$997,337,035	$–
Preferred Stocks	–	(95,956,521)	95,956,521	–
Total	$–	$(1,093,293,556)	1,093,293,556	$–

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Funds’ net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of January 31, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2016.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2017 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seafarer Overseas Growth and Income Fund	$1,797,583,887	$180,491,363	$(138,733,412)	$41,757,951
Seafarer Overseas Value Fund	5,115,974	558,661	(223,108)	335,553

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (81.52%)
Communications (1.02%)
Internet (1.02%)
Trade Me Group, Ltd.	3,441,494	$12,554,244

TOTAL COMMUNICATIONS		12,554,244

Consumer, Cyclical (20.44%)
Distribution/Wholesale (3.05%)
Fossil Group, Inc.(a)	1,469,127	37,565,577

Home Furnishings (4.65%)
Select Comfort Corp.(a)	2,837,348	57,257,683

Housewares (1.77%)
Tupperware Brands Corp.	360,526	21,761,349

Lodging (5.32%)
Choice Hotels International, Inc.	335,215	18,604,432
La Quinta Holdings, Inc.(a)	3,321,967	46,939,394
		65,543,826

Office Furnishings (1.36%)
Herman Miller, Inc.	538,992	16,816,551

Retail (4.29%)
Halfords Group PLC	4,506,468	20,522,289
Sally Beauty Holdings, Inc.(a)	1,355,447	32,259,639
		52,781,928

TOTAL CONSUMER, CYCLICAL		251,726,914

Consumer, Non-cyclical (6.97%)
Commercial Services (6.97%)
Navigant Consulting, Inc.(a)	930,206	22,976,088
Savills PLC	2,819,197	27,503,513
Sotheby's(a)	890,774	35,372,636
		85,852,237

TOTAL CONSUMER, NON-CYCLICAL		85,852,237

Energy (1.65%)
Oil & Gas Services (1.65%)
Thermon Group Holdings, Inc.(a)	982,070	20,387,773

TOTAL ENERGY		20,387,773

Financial (28.54%)
Diversified Financial Services (5.53%)
Ashmore Group PLC	6,419,979	25,036,652
Virtus Investment Partners, Inc.	394,731	43,025,679
		68,062,331

Insurance (17.39%)
Aspen Insurance Holdings, Ltd.	1,137,307	64,144,115

	Shares	Value (Note 2)
Financial (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	821,083	$52,557,523
Everest Re Group, Ltd.	195,386	42,971,243
Navigators Group, Inc.	971,520	54,550,848
		214,223,729

Real Estate (4.43%)
Jones Lang LaSalle, Inc.	529,448	54,549,027

REITS (1.19%)
Outfront Media, Inc.	534,403	14,658,674

TOTAL FINANCIAL		351,493,761

Industrial (17.72%)
Electrical Components & Equipment (2.03%)
EnerSys	321,165	25,034,812

Electronics (5.61%)
Ituran Location and Control, Ltd.	1,936,082	53,339,059
Woodward, Inc.	226,568	15,778,195
		69,117,254

Machinery-Diversified (4.45%)
Concentric AB	2,123,280	28,461,385
Lindsay Corp.	349,022	26,295,317
		54,756,702

Miscellaneous Manufacturing (3.31%)
Actuant Corp., Class A	901,504	23,574,330
Crane Co.	239,430	17,248,537
		40,822,867

Transportation (2.32%)
Forward Air Corp.	591,746	28,516,240

TOTAL INDUSTRIAL		218,247,875

Technology (5.18%)
Software (5.18%)
ACI Worldwide, Inc.(a)	3,286,130	63,750,922

TOTAL TECHNOLOGY		63,750,922

TOTAL COMMON STOCKS
(Cost $910,731,777)		1,004,013,726

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (19.14%)
Money Market Fund (19.14%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.401%	235,655,826	$235,655,826

TOTAL SHORT TERM INVESTMENTS
(Cost $235,655,826)			235,655,826

TOTAL INVESTMENTS (100.66%)
(Cost $1,146,387,603)			$1,239,669,552

Liabilities In Excess Of Other Assets (-0.66%)			(8,120,348)

NET ASSETS (100.00%)			$1,231,549,204

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.61%)
Communications (8.83%)
Media (6.79%)
Discovery Communications, Inc., Class C(a)	1,665,650	$46,155,161
Time Warner, Inc.	132,594	12,841,729
Walt Disney Co.	241,978	26,774,866
		85,771,756

Telecommunications (2.04%)
Cisco Systems, Inc.	841,193	25,841,449

TOTAL COMMUNICATIONS		111,613,205

Consumer, Cyclical (15.17%)
Auto Parts & Equipment (4.50%)
GKN PLC	13,165,204	56,873,353

Distribution/Wholesale (2.67%)
Fossil Group, Inc.(a)	1,317,934	33,699,573

Lodging (3.90%)
Hilton Worldwide Holdings, Inc.(a)	527,398	30,367,577
Intercontinental Hotels Group PLC, ADR	408,187	18,952,122
		49,319,699

Retail (4.10%)
CVS Health Corp.	656,914	51,771,392

TOTAL CONSUMER, CYCLICAL		191,664,017

Consumer, Non-cyclical (21.98%)
Commercial Services (3.30%)
Moody's Corp.	61,250	6,349,788
S&P Global, Inc.	96,285	11,571,531
Sabre Corp.	971,748	23,807,826
		41,729,145

Healthcare-Services (6.80%)
Aetna, Inc.	173,096	20,530,916
Anthem, Inc.	355,552	54,804,785
UnitedHealth Group, Inc.	65,038	10,542,660
		85,878,361

Pharmaceuticals (11.88%)
AmerisourceBergen Corp.	637,209	55,615,601
Cardinal Health, Inc.	540,273	40,498,864
McKesson Corp.	388,384	54,043,634
		150,158,099

TOTAL CONSUMER, NON-CYCLICAL		277,765,605

	Shares	Value (Note 2)
Energy (5.81%)
Oil & Gas Services (5.81%)
National Oilwell Varco, Inc.	1,939,968	$73,350,190

TOTAL ENERGY		73,350,190

Financial (28.27%)
Banks (5.27%)
Bank of New York Mellon Corp.	605,004	27,061,829
State Street Corp.	518,136	39,481,963
		66,543,792

Diversified Financial Services (8.58%)
Franklin Resources, Inc.	605,264	24,053,191
Mastercard, Inc., Class A	405,220	43,087,043
Visa, Inc., Class A	499,882	41,345,240
		108,485,474

Insurance (12.09%)
Axis Capital Holdings, Ltd.	802,725	51,382,427
Everest Re Group, Ltd.	203,775	44,816,236
Swiss Re AG	607,249	56,518,249
		152,716,912

Real Estate (2.33%)
CBRE Group, Inc., Class A(a)	971,590	29,497,472

TOTAL FINANCIAL		357,243,650

Industrial (3.83%)
Aerospace & Defense (2.47%)
Boeing Co.	190,774	31,176,287

Miscellaneous Manufacturing (1.36%)
Parker-Hannifin Corp.	117,145	17,235,544

TOTAL INDUSTRIAL		48,411,831

Technology (14.72%)
Semiconductors (6.71%)
Qorvo, Inc.(a)	646,920	41,538,733
Skyworks Solutions, Inc.	471,190	43,226,971
		84,765,704

Software (8.01%)
Oracle Corp.	2,521,847	101,151,283

TOTAL TECHNOLOGY		185,916,987

TOTAL COMMON STOCKS
(Cost $1,123,384,500)		1,245,965,485

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.97%)
Money Market Fund (0.97%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.401%	12,256,714	$12,256,714

TOTAL SHORT TERM INVESTMENTS
(Cost $12,256,714)			12,256,714

TOTAL INVESTMENTS (99.58%)
(Cost $1,135,641,214)			$1,258,222,199

Other Assets In Excess Of Liabilities (0.42%)			5,328,720

NET ASSETS (100.00%)			$1,263,550,919

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Quarterly Statement of Investments

January 31, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds are classified as a non‐diversified investment company for purpose of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

The market price for debt obligations is generally the quote supplied by an independent third‐party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

 Quarterly Statement of Investments

January 31, 2017 (Unaudited)

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2017.

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,245,965,485	$–	$–	$1,245,965,485
Short Term Investments	12,256,714	–	–	12,256,714
TOTAL	$1,258,222,199	$–	$–	$1,258,222,199

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,004,013,726	$–	$–	$1,004,013,726
Short Term Investments	235,655,826	–	–	235,655,826
TOTAL	$1,239,669,552	$–	$–	$1,239,669,552

(a)	For detailed descriptions, see the accompanying Statements of Investments.

 Quarterly Statement of Investments

January 31, 2017 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the three months ended January 31, 2017, the Funds did not have any transfers between Level 1 and Level 2. For the nine months ended January 31, 2017, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Unrealized Appreciation and Depreciation on Investments: As of January 31, 2017, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for federal tax purposes was as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund
Gross appreciation
(excess of value over tax cost)	$211,303,832	$181,649,288
Gross depreciation
(excess of tax cost over value)	(106,828,046)	(89,987,021)
Net unrealized appreciation	$104,475,786	$91,662,267
Cost of investments for income tax purposes	$1,153,746,413	$1,148,007,285

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	March 28, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	March 28, 2017